UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23341
Name of Fund:
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.93%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	3.56%	10.34%	3.51%	4.23%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the "Predecessor Fund"), through a tax-free reorganization (the "Board Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Semi-Annual Shareholder Report — June 30, 2024
BIMBX-06/24-SAR

BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	1.20%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	3.46%	10.09%	3.24%	3.97%
Investor A Shares (with sales charge)	(0.68)	5.69	2.40	3.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the "Predecessor Fund"), through a tax-free reorganization (the "Board Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Semi-Annual Shareholder Report — June 30, 2024
BAMBX-06/24-SAR

BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.90%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor C Shares	3.08%	9.30%	2.50%	3.30%
Investor C Shares (with sales charge)	2.08	8.30	2.50	3.30
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the "Predecessor Fund"), through a tax-free reorganization (the "Board Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Semi-Annual Shareholder Report — June 30, 2024
BMBCX-06/24-SAR

BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.82%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	3.66%	10.49%	3.59%	4.27%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the "Predecessor Fund"), through a tax-free reorganization (the "Board Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Performance shown prior to the Class K Shares inception date of September 29, 2020 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Semi-Annual Shareholder Report — June 30, 2024
BKMBX-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(b) — 2.6%
AGL CLO Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.89%, 01/15/33(a)	USD	250	$ 250,425
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)		222	221,768
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/15/31(a)		426	427,327
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34(a)		250	250,390
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/20/31(a)		334	333,645
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.89%, 07/27/31(a)		1,000	1,000,163
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34(a)		250	250,409
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30(a)		188	188,277
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/30(a)		1,018	1,020,575
CIFC Funding Ltd.(a)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/16/30		1,000	1,000,004
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/22/31		1,402	1,404,912
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/17/31		1,889	1,889,353
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/18/31		321	321,474
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/20/31		250	250,260
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/31(a)		536	536,237
Dryden Senior Loan Fund(a)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/31		675	675,772
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/18/30		641	641,174
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31(a)		422	422,346
Gracie Point International Funding LLC(a)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 7.30%, 09/01/26		99	100,192
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.60%, 03/01/27		673	674,642
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/20/31(a)		314	313,943
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		77	62,734
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36(a)		250	251,044
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/15/31(a)		662	662,525
Security		Par (000)	Value
Cayman Islands (continued)
OHA Credit Funding Ltd.(a)
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/02/35	USD	1,000	$ 1,006,186
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/18/33		300	301,272
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.39%, 02/14/34(a)		250	240,724
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)		248	248,297
RR Ltd.(a)
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.68%, 01/15/30		240	240,107
Series 2018-3A, Class A2R2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/15/30		1,125	1,124,742
RRX Ltd., Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/34(a)		250	252,256
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/30(a)		156	156,420
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/15/30(a)		273	273,059
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.55%, 04/16/31(a)		425	425,345
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/16/31(a)		251	251,094
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/34(a)		325	325,516
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.87%, 04/20/33(a)		1,750	1,751,750
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/25/32(a)		250	250,476
Trimaran CAVU Ltd.(a)
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.79%, 07/20/32		250	250,331
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/20/32		500	500,010
			20,747,176
France — 0.0%
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 4.39%, 09/23/44(a)(c)	EUR	300	322,658
Germany(a)(c) — 0.1%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 4.75%, 01/26/43		72	77,516
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 4.80%, 09/15/32		100	107,482
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 4.35%, 09/15/30		51	54,622
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 4.54%, 01/20/35(d)		100	107,095
			346,715
Ireland(a)(c) — 0.3%
Arini European CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 4.20%), 8.06%, 04/15/38		100	107,884
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 6.70%, 06/23/34		100	106,418
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 5.21%, 04/15/35		100	105,742

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 9.14%, 01/15/37	EUR	100	$ 108,436
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 7.11%, 07/15/32		100	107,444
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.12%, 02/22/34		100	105,859
CVC Cordatus Loan Fund XXX DAC, Series 2030X, Class D, (3-mo. EURIBOR + 4.00%), 7.87%, 05/15/37		100	109,360
CVC Cordatus Opportunity Loan Fund DAC, Series 2024X, Class DR, (3-mo. EURIBOR + 4.00%), 7.91%, 08/15/33		100	107,747
Dilosk RMBS No. 9 DAC, Series 9, Class A, (3-mo. EURIBOR + 0.68%), 4.47%, 01/25/63		148	158,688
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37		100	107,095
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.23%, 04/25/34		100	106,392
Henley CLO X DAC, Series 10X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/20/37		100	108,642
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2024-6X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/15/37		100	107,759
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 7.91%, 01/15/38		100	108,489
Penta CLO DAC, Series 2024-17X, Class D, 08/15/38(e)		100	107,095
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 6.78%, 02/15/35		100	106,123
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 7.03%, 05/20/34		100	107,532
SCF Rahoituspalvelut XIII DAC, Series 13, Class A, (1- mo. EURIBOR + 0.58%), 4.36%, 06/25/34		200	214,522
Tikehau CLO XII DAC, Series 2012X, Class D, 10/20/38(e)		100	107,095
			2,198,322
Italy(a)(c) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 4.37%, 12/29/36		283	303,275
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 4.84%, 12/29/36		123	132,016
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 4.76%, 12/25/46		500	538,513
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 4.38%, 02/24/42		305	326,931
Koromo Italy SRL, Series 1, Class A, (1-mo. EURIBOR + 0.80%), 4.42%, 02/26/35		179	192,031
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 5.30%, 06/15/41		108	115,805
			1,608,571
Security		Par (000)	Value
Luxembourg — 0.0%
Pony SA Compartment German Auto Loans, Series 2024-1, Class B, 01/14/33(a)(c)(e)	EUR	100	$ 107,095
Netherlands(a)(c) — 0.0%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 4.95%, 02/15/55		136	147,449
Mila BV, Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 4.38%, 09/16/41		156	167,513
			314,962
Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 4.40%, 01/31/39(a)(c)		87	93,111
United Kingdom(a)(c) — 0.4%
Atlas Funding PLC, Series 2013-1, Class B, (3-mo. LIBOR GBP + 1.90%), 7.10%, 01/20/61	GBP	100	127,797
Hermitage PLC
Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.45%), 7.66%, 09/21/33		100	126,939
Series 2024-1, Class A, 04/21/33(e)		300	379,230
Series 2024-1, Class B, 04/21/33(e)		100	126,410
Newday Funding Master Issuer PLC, Series 2024-2X, Class A, 07/15/32(e)		275	347,627
PCL Funding IX PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.90%), 6.10%, 07/16/29		318	402,206
PCL Funding VI PLC, Series 2022-1, Class A, (3-mo. LIBOR GBP + 1.40%), 6.60%, 07/15/26		500	632,283
PCL Funding VIII PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.18%), 6.39%, 05/15/28		400	508,862
Polaris PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.75%), 7.96%, 02/23/61		160	207,771
			2,859,125
United States — 2.8%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.90%, 05/25/36(a)	USD	43	42,627
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(b)		570	568,220
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		41	36,594
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		52	49,516
Series 2021-A, Class B, 2.79%, 11/17/33		100	91,800
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		129	128,848
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		350	359,878
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 7.09%, 06/25/54(a)(b)		374	371,206
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(b)		657	669,940
Ford Credit Floorplan Master Owner Trust, Series 19-4, Class B, 2.64%, 09/15/26		591	585,765
Foundation Finance Trust(b)
Series 2021-2A, Class A, 2.19%, 01/15/42		123	112,867
Series 2023-2A, Class A, 6.53%, 06/15/49		308	311,799
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)	USD	76	$ 75,755
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		230	180,292
Series 2022-3CS, Class A, 4.95%, 07/20/49		70	64,786
Series 2023-1GS, Class A, 5.52%, 02/22/55		108	103,315
Gracie Point International Funding LLC, Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 7.05%, 03/01/28(a)(b)		306	307,200
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)		385	370,170
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.73%, 05/20/32(a)(b)		301	300,998
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32		301	298,223
Series 2023-1A, Class D, 8.69%, 05/20/33		182	187,432
Series 2024-1, Class B, 5.88%, 06/21/32		100	99,751
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class B, 3.21%, 08/21/34		104	102,025
Series 2022-AA, Class A, 6.45%, 10/20/37		250	250,458
Series 2023-A, Class A, 6.70%, 10/22/35		1,468	1,484,345
Series 2023-A, Class B, 7.11%, 10/22/35		789	802,300
Mosaic Solar Loan Trust(b)
Series 2022-3A, Class A, 6.10%, 06/20/53		83	84,177
Series 2023-1A, Class A, 5.32%, 06/20/53		195	190,165
Series 2023-4, Class A, 6.40%, 05/20/53		239	244,341
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (1 mo. Term SOFR + 1.71%), 7.04%, 10/15/31(a)(b)		599	600,717
Navient Private Education Refi Loan Trust(b)
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 7.04%, 11/15/68(a)		507	512,007
Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60(a)		260	250,228
Series 2024-A, Class A, 5.66%, 10/15/72		758	760,582
Navient Student Loan Trust(b)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 7.03%, 03/15/72(a)		239	241,070
Series 2023-BA, Class A1A, 6.48%, 03/15/72		167	168,830
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		136	113,036
Series 2021-DA, Class B, 2.90%, 04/20/62		450	374,658
Series 2021-DA, Class C, 3.50%, 04/20/62		100	79,114
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.59%, 11/25/53(a)		160	159,959
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class B, 2.21%, 09/14/35		1,132	1,022,790
Series 2022-2A, Class B, 5.24%, 10/14/34		380	374,634
Series 2022-3A, Class A, 5.94%, 05/15/34		682	683,800
Series 2023-2A, Class D, 7.52%, 09/15/36		552	568,553
Series 2024-1A, Class A, 5.79%, 05/14/41		764	779,602
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		1,134	1,120,755
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		29	28,428
Series 2021-1, Class B, 2.42%, 03/17/31		256	240,958
Series 2021-2, Class B, 2.35%, 08/15/33		990	859,144
Series 2022-1, Class A, 3.07%, 03/15/32		389	375,882
Series 2022-2B, Class A, 7.10%, 11/17/32		325	327,293
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	579,216
Security		Par (000)	Value
United States (continued)
Republic Finance Issuance Trust(b) (continued)
Series 2021-A, Class B, 2.80%, 12/22/31	USD	136	$ 127,248
Series 2021-A, Class C, 3.53%, 12/22/31		100	92,304
Series 2021-A, Class D, 5.23%, 12/22/31		800	742,301
Service Experts Issuer LLC(b)
Series 2021-1A, Class A, 2.67%, 02/02/32		189	179,095
Series 2024-1A, Class A, 6.39%, 11/20/35		179	180,053
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54(b)		51	50,946
SMB Private Education Loan Trust(b)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.78%, 03/15/56(a)		344	349,279
Series 2024-A, Class B, 5.88%, 03/15/56		408	407,499
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 6.43%, 06/17/52(a)		169	169,134
Sofi Personal Loan Term(b)
Series 2024-1, Class A, 6.06%, 02/12/31		510	511,547
Series 2024-1, Class R1, 0.00%, 02/12/31		10	456,981
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		233	236,070
			22,198,506
Total Asset-Backed Securities — 6.4% (Cost: $50,664,628)			50,796,241

	Shares
Common Stocks
China — 0.0%
BYD Co. Ltd., Class H	3,796	112,737
Germany — 0.0%
Bayerische Motoren Werke AG	2,289	216,520
Italy — 0.0%
UniCredit SpA	4,217	156,054
United Kingdom — 0.0%
Genius Sports Ltd.(f)	21,560	117,502
United States — 1.2%
Adobe, Inc.(f)	210	116,663
Advanced Micro Devices, Inc.(f)	296	48,014
AES Corp.	7,049	123,851
Altice USA, Inc., Class A(f)	15,212	31,033
Amazon.com, Inc.(f)	2,172	419,739
AMC Networks, Inc., Class A(f)	4,129	39,886
Bank of America Corp.	4,589	182,505
Boyd Gaming Corp.	941	51,849
Caesars Entertainment, Inc.(f)	3,619	143,819
Centuri Holdings, Inc.(f)	1,524	29,688
Cheniere Energy, Inc.	845	147,731
Constellium SE, Class A(f)	10,709	201,865
Crowdstrike Holdings, Inc., Class A(f)	334	127,986
Delta Air Lines, Inc.(g)	4,064	192,796
Dynatrace, Inc.(f)	2,100	93,954
Eli Lilly & Co.	274	248,074
Ford Motor Co.	6,904	86,576
Freewire Equity(d)(f)	6	—
General Motors Co.	2,381	110,621
Golden Entertainment, Inc.	1,691	52,607
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(d)(f)(h)	538,000	543,380

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Invesco S&P 500 Equal Weight ETF	5,094	$ 836,842
Lam Research Corp.	280	298,158
Landbridge Co. LLC, Class A(f)	1,909	44,193
Landsea Homes Corp.(f)	5,638	51,813
Las Vegas Sands Corp.	2,739	121,201
Loar Holdings, Inc.(f)	61	3,258
Marathon Petroleum Corp.	1,806	313,305
Meta Platforms, Inc., Class A	268	135,131
Micron Technology, Inc.	1,157	152,180
New York Community Bancorp, Inc., Class A	126,700	407,974
NRG Energy, Inc.	1,686	131,272
NVIDIA Corp.	810	100,067
Palladyne AI Corp(f)	305	488
RXO, Inc.(f)	372	9,728
Salesforce, Inc.	1,143	293,865
Shell PLC, ADR	211	15,230
Smith Douglas Homes Corp., Class A(f)	3,864	90,340
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $85,374), A shares(d)(f)(h)	1,054	102,238
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $91,692), C shares(d)(f)(h)	1,132	109,804
Tesla, Inc.(f)	1,702	336,792
Transocean Ltd.(f)	44,647	238,862
U.S. Steel Corp.	18,956	716,537
Valero Energy Corp.	1,857	291,103
Vistra Corp.	3,431	294,997
Volato Group, Inc., Class A Lock Up(f)	1,838	1,075
Walmart, Inc.	3,220	218,026
Walt Disney Co.	3,186	316,338
Wells Fargo & Co.	6,273	372,554
Wynn Resorts Ltd.	3,250	290,875
		9,286,883
Total Common Stocks — 1.2% (Cost: $9,231,332)		9,889,696

		Par (000)
Corporate Bonds
Argentina(b) — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27	USD	98	86,226
YPF SA, 9.50%, 01/17/31		399	405,384
			491,610
Australia — 0.3%
Australia & New Zealand Banking Group Ltd., (3-mo. EURIBOR + 0.40%), 4.23%, 05/21/27(a)(c)	EUR	600	642,300
Mineral Resources Ltd., 9.25%, 10/01/28(b)	USD	77	80,814
Oceana Australian Fixed Income Trust, A Note Upsize(d)
12.00%, 07/31/25	AUD	166	110,739
12.50%, 07/31/26		248	165,954
12.50%, 07/31/27		414	278,251
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	797,622
			2,075,680
Security		Par (000)	Value
Austria(c) — 0.0%
ams-OSRAM AG
2.13%, 11/03/27(i)	EUR	100	$ 84,337
10.50%, 03/30/29		200	224,097
			308,434
Belgium(c) — 0.2%
Anheuser-Busch InBev SA/NV, 3.95%, 03/22/44		330	347,117
KBC Group NV(a)
(1-year UK Government Bond + 0.92%), 1.25%, 09/21/27	GBP	100	115,627
(3-mo. EURIBOR + 1.30%), 4.25%, 11/28/29	EUR	900	981,062
			1,443,806
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(b)	USD	200	209,990
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		209	202,795
CSN Resources SA, 5.88%, 04/08/32(b)		200	166,875
Gol Finance SA, (1 mo. Term SOFR + 10.50%), 15.84%, 01/29/25(a)(b)		137	147,547
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		305	270,171
Petrorio Luxembourg Trading SARL, 6.13%, 06/09/26(b)		208	203,450
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(c)(j)		454	421,660
Suzano Austria GmbH, 5.00%, 01/15/30		200	189,080
Vale Overseas Ltd., 6.40%, 06/28/54		135	133,609
			1,945,177
Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/29(b)		11	9,987
Bombardier, Inc.(b)
7.50%, 02/01/29		63	65,283
8.75%, 11/15/30		25	27,020
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		65	59,368
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		11	10,302
4.38%, 01/15/28		15	14,148
4.00%, 10/15/30		25	22,007
Dye & Durham Ltd., 8.63%, 04/15/29(b)		93	94,341
Garda World Security Corp.(b)
9.50%, 11/01/27		61	61,282
7.75%, 02/15/28		31	31,573
HR Ottawa LP, 11.00%, 03/31/31(b)		1,942	2,121,431
Parkland Corp., 4.50%, 10/01/29(b)		4	3,661
Rogers Communications, Inc., 5.30%, 02/15/34		266	261,014
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	118,726
			2,900,143
Chile — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(b)	USD	315	315,258
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		200	191,437
Kenbourne Invest SA(b)
6.88%, 11/26/24		385	163,625
4.70%, 01/22/28		132	55,440
			725,760
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
China — 0.1%
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(f)(k)	USD	200	$ 2,700
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29		982	943,339
			946,039
Colombia — 0.2%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(b)(j)		186	181,158
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(a)		208	211,952
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)		207	161,719
Ecopetrol SA, 8.38%, 01/19/36		50	49,075
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		212	202,354
Oleoducto Central SA, 4.00%, 07/14/27(c)		200	185,400
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)		200	181,062
			1,172,720
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	200	226,238
Denmark(a) — 0.3%
Danske Bank A/S(c)
(1-year EUR Swap + 1.25%), 4.13%, 01/10/31		439	480,229
(3-mo. EURIBOR + 0.65%), 4.55%, 04/10/27		1,600	1,715,388
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.65%, 04/22/30		200	216,328
			2,411,945
Finland(c) — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28		100	101,230
Finnair OYJ, 4.75%, 05/24/29		100	105,390
			206,620
France — 1.0%
Altice France SA/France(c)
11.50%, 02/01/27		100	87,577
4.25%, 10/15/29		130	92,236
Atos SE, 0.00%, 11/06/24(c)(i)		100	13,922
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%(a)(c)(l)		100	109,394
Banijay Entertainment SASU, 7.00%, 05/01/29(c)		100	111,647
Banque Federative du Credit Mutuel SA(c)
4.38%, 01/11/34		100	104,697
(3-mo. EURIBOR + 0.64%), 4.42%, 03/05/27(a)		300	322,506
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(c)		111	119,399
BNP Paribas SA, 1.88%, 12/14/27(c)	GBP	100	113,349
BPCE SA, (3-mo. EURIBOR + 0.39%), 4.16%, 03/06/26(a)(c)	EUR	500	535,524
Credit Agricole Assurances SA, (5-year EURIBOR ICE Swap + 2.65%), 2.63%, 01/29/48(a)(c)		100	99,730
Electricite de France SA, 4.63%, 01/25/43(c)		200	211,902
Elis SA, 3.75%, 03/21/30(c)		200	210,562
Engie SA(c)
3.88%, 01/06/31		1,100	1,185,405
3.88%, 03/06/36		200	211,773
4.50%, 09/06/42		400	433,023
(5-year EURIBOR ICE Swap + 2.37%), 5.13%(a)(l)		100	106,329
Forvia SE(c)
3.75%, 06/15/28		100	103,080
5.50%, 06/15/31		300	323,695
Security		Par (000)	Value
France (continued)
Iliad Holding SASU, 6.88%, 04/15/31(c)	EUR	200	$ 217,382
iliad SA(c)
5.38%, 02/15/29		200	217,836
5.63%, 02/15/30		300	328,781
Lion/Polaris Lux 4 SA, 07/01/29(a)(c)(e)		100	107,095
Loxam SAS(c)
3.75%, 07/15/26		100	105,742
6.38%, 05/31/29		100	110,332
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 9.11%, 07/15/29(a)(c)		100	106,827
Paprec Holding SA, 7.25%, 11/17/29(c)		200	224,904
Picard Groupe SAS(c)
3.88%, 07/01/26		100	106,699
07/01/29(e)		100	106,968
RCI Banque SA(a)(c)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30		600	631,337
10/09/34(e)		100	106,834
Sabena Technics Sas, (Acquired 10/28/22, Cost: $292,516), 8.72%, 09/30/29(a)(d)(h)		298	318,553
Teleperformance SE, 5.75%, 11/22/31(c)		100	110,022
Tereos Finance Groupe I SA, 5.88%, 04/30/30(c)		100	107,095
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	118,805
Worldline SA/France(c)(i)(m)
0.00%, 07/30/25	EUR	44	52,999
0.00%, 07/30/26		233	230,795
			7,804,756
Germany — 2.2%
Aroundtown SA, 0.00%, 07/16/26(c)		100	96,519
Bayer AG(c)
4.00%, 08/26/26		890	961,171
1.38%, 07/06/32		200	173,419
4.63%, 05/26/33		848	932,432
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(c)		278	311,386
Commerzbank AG(a)(c)
(3-mo. EURIBOR + 0.70%), 4.44%, 03/12/27		300	322,484
(3-mo. EURIBOR + 2.10%), 4.63%, 01/17/31		100	109,153
(5-year EUR Swap + 6.36%), 6.13%(l)		200	212,182
Daimler Truck Finance Canada, Inc., (3-mo. EURIBOR + 0.50%), 4.22%, 03/18/25(a)(c)		300	321,905
Deutsche Bank AG(a)(c)
(5-year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32		100	104,441
(5-year EURIBOR ICE Swap + 5.26%), 8.13%(l)		200	215,625
E.ON SE(c)
3.75%, 01/15/36		200	211,446
4.13%, 03/25/44		170	179,881
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(c)		100	109,947
EnBW International Finance BV(c)
3.63%, 11/22/26		34	36,620
4.30%, 05/23/34		544	602,035
Eurogrid GmbH(c)
3.72%, 04/27/30		900	961,014
3.92%, 02/01/34		300	320,154
Fraport AG Frankfurt Airport Services Worldwide(c)
1.88%, 03/31/28		20	20,087
4.25%, 06/11/32		100	108,008
Gruenenthal GmbH, 3.63%, 11/15/26(c)		100	104,818
HT Troplast GmbH, 9.38%, 07/15/28(c)		200	209,778
IHO Verwaltungs GmbH(c)(j)
(4.50% PIK), 3.75%, 09/15/26		258	272,147

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
IHO Verwaltungs GmbH(c)(j) (continued)
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28	EUR	200	$ 229,171
Lanxess AG, (13.35% PIK), 13.35%, 03/31/31(d)(j)		344	362,585
Mahle GmbH, 6.50%, 05/02/31(c)		100	108,996
PrestigeBidCo GmbH, 07/01/29(a)(c)(e)		100	107,898
ProGroup AG, 5.13%, 04/15/29(c)		100	107,376
RWE AG, 2.50%, 08/24/25(c)		35	37,007
Sartorius Finance BV(c)
4.50%, 09/14/32		600	660,268
4.88%, 09/14/35		900	1,001,881
Schaeffler AG(c)
4.50%, 08/14/26		100	107,791
4.75%, 08/14/29		100	107,791
Siemens Financieringsmaatschappij NV, 3.13%, 05/22/32(c)		1,100	1,160,193
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(j)		101	80,623
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		186	191,996
Volkswagen Bank GmbH(c)
4.25%, 01/07/26		1,300	1,400,352
4.63%, 05/03/31		400	443,060
Volkswagen Financial Services NV(c)
4.25%, 10/09/25	GBP	100	124,201
6.50%, 09/18/27		200	260,854
Volkswagen International Finance NV, Series PNC5, (5-year EUR Swap + 4.29%), 7.50%(a)(c)(l)	EUR	100	115,681
Wintershall Dea Finance BV(c)
0.84%, 09/25/25		200	205,919
1.33%, 09/25/28		3,600	3,453,826
ZF Europe Finance BV, 6.13%, 03/13/29(c)		300	339,455
ZF Finance GmbH, 5.75%, 08/03/26(c)		300	329,317
			17,832,893
Greece(a)(c) — 0.0%
Eurobank SA, (5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	107,451
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		100	108,059
			215,510
Hong Kong — 0.2%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD	1,150	1,175,156
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)		200	179,599
7.63%, 04/17/32(b)		200	198,500
			1,553,255
India — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		184	183,776
Continuum Energy Pte. Ltd., 09/13/27(b)(d)(e)		392	392,000
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	193,706
			769,482
Indonesia — 0.0%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		155	155,029
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29(b)		104	108,810
			263,839
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29	EUR	100	118,501
Security		Par (000)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands II BV (continued)
4.38%, 05/09/30	EUR	100	$ 103,393
7.88%, 09/15/31		120	147,791
			369,685
Italy — 0.8%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(l)		100	106,158
ASTM SpA, 1.50%, 01/25/30(c)		800	751,305
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)		100	101,230
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 3.28%), 6.75%, 09/05/27(a)(c)		150	167,249
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		150	164,226
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	168,555
(5-year EUR Swap + 3.80%), 3.25%, 01/14/31		100	103,949
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.33%, 05/15/28(a)(c)		150	160,843
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		200	220,834
Eni SpA(c)
4.25%, 05/19/33		702	769,808
1.00%, 10/11/34		708	576,783
Fiber Bidco SpA(c)
6.13%, 06/15/31		200	212,048
(3-mo. EURIBOR + 4.00%), 7.71%, 01/15/30(a)		300	324,501
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		200	209,643
IMA Industria Macchine Automatiche SpA(c)
3.75%, 01/15/28		100	101,807
(3-mo. EURIBOR + 3.75%), 7.65%, 04/15/29(a)		200	215,775
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)		200	197,578
Intesa Sanpaolo SpA(c)
0.75%, 12/04/24		100	105,715
5.15%, 06/10/30	GBP	100	116,632
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30(a)(c)	EUR	100	108,436
Nexi SpA(c)
2.13%, 04/30/29		200	193,606
0.00%, 02/24/28(i)(m)		100	91,294
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)(c)		100	108,583
Rekeep SpA, 7.25%, 02/01/26(c)		100	98,528
UniCredit SpA(a)
(3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	163,020
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	400	408,152
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	105,451
			6,051,709
Jamaica — 0.0%
Digicel Group Holdings Ltd.(b)(m)
Series 2A14, 0.00%, 12/31/30	USD	6	1,424
Series 2B14, 0.00%, 12/31/30		82	16,457
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(j)		93	91,616
Digicel Midco Ltd./Difl US II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(j)		62	49,894
			159,391
Japan — 0.3%
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR	196	217,530
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.95%), 2.31%, 07/20/32(a)	USD	514	$ 422,635
Nomura Holdings, Inc., 5.10%, 07/03/25		200	198,733
Rakuten Group, Inc., 9.75%, 04/15/29(b)		441	454,561
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	200	214,002
01/08/29(e)		100	107,095
4.00%, 09/19/29		150	151,277
3.88%, 07/06/32		300	287,550
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	291	245,580
			2,298,963
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	197,062
10.38%, 03/31/29(c)	GBP	100	125,462
			322,524
Kuwait — 0.0%
MEGlobal BV, 2.63%, 04/28/28(b)	USD	200	179,475
Latvia — 0.0%
Air Baltic Corp. AS, 14.50%, 08/14/29(b)	EUR	161	186,124
Luxembourg — 0.1%
Altice Financing SA, 4.25%, 08/15/29(c)		150	121,566
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	100	116,992
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	100	113,866
INEOS Finance PLC, 6.38%, 04/15/29(c)		200	220,348
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	75	69,778
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR	100	111,071
			753,621
Macau — 0.1%
Sands China Ltd., 5.40%, 08/08/28	USD	200	195,887
Wynn Macau Ltd., 5.50%, 01/15/26(b)		200	195,817
			391,704
Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)		200	197,313
Mexico — 0.3%
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	152,200
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	100	107,170
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 8.00%, 12/30/27(c)(j)(n)	USD	206	186,121
Petroleos Mexicanos
6.88%, 08/04/26		496	484,840
6.50%, 03/13/27		1,380	1,314,312
8.75%, 06/02/29		100	98,316
Series 2013-2, 7.19%, 09/12/24	MXN	4,344	234,817
			2,577,776
Morocco(b) — 0.1%
OCP SA
6.75%, 05/02/34	USD	202	207,302
7.50%, 05/02/54		200	203,784
			411,086
Netherlands(c) — 0.9%
ABN AMRO Bank NV, (3-mo. EURIBOR + 0.60%), 4.51%, 01/15/27(a)	EUR	600	646,236
Boels Topholding BV, 5.75%, 05/15/30		144	156,222
Cooperatieve Rabobank UA(a)
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28	GBP	100	114,744
Security		Par (000)	Value
Netherlands (continued)
Cooperatieve Rabobank UA(a) (continued)
(3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29	EUR	1,400	$ 1,530,359
IMCD NV
2.13%, 03/31/27		613	624,539
4.88%, 09/18/28		490	539,182
ING Groep NV
3.00%, 02/18/26	GBP	100	122,195
(3-mo. EURIBOR + 1.60%), 4.50%, 05/23/29(a)	EUR	1,400	1,535,664
JDE Peet’s NV, 4.50%, 01/23/34		150	163,720
Q-Park Holding I BV
5.13%, 03/01/29		100	107,423
02/15/30(e)		115	122,851
(3-mo. EURIBOR + 2.00%), 5.79%, 03/01/26(a)		100	107,095
REWE International Finance BV, 4.88%, 09/13/30		500	556,399
Titan Holdings II BV, 5.13%, 07/15/29		100	108,236
Viterra Finance BV, 0.38%, 09/24/25		100	102,480
VZ Secured Financing BV, 3.50%, 01/15/32		270	252,639
VZ Vendor Financing II BV, 2.88%, 01/15/29		170	156,882
			6,946,866
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	248	221,185
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		200	147,500
Portugal(a)(c) — 0.0%
EDP - Energias de Portugal SA
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	104,150
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	202,988
			307,138
Romania(c) — 0.0%
RCS & RDS SA
2.50%, 02/05/25		100	105,435
3.25%, 02/05/28		100	99,847
			205,282
Saudi Arabia — 0.0%
Alinma Tier 1 Sukuk Ltd., (5-year CMT + 2.20%), 6.50%(a)(c)(l)	USD	200	202,125
Slovenia(c) — 0.0%
United Group BV
3.13%, 02/15/26	EUR	100	104,070
6.75%, 02/15/31		100	109,772
(3-mo. EURIBOR + 4.25%), 8.08%, 02/15/31(a)		100	107,764
			321,606
South Africa — 0.3%
Anglo American Capital PLC
4.00%, 09/11/27(b)	USD	1,818	1,741,707
4.13%, 03/15/32(c)	EUR	400	428,192
			2,169,899
Spain(c) — 0.4%
Amadeus IT Group SA, 2.88%, 05/20/27		100	105,303
Banco de Sabadell SA(a)
(1-year EUR Swap + 1.60%), 4.00%, 01/15/30		300	324,139
(1-year EURIBOR ICE Swap + 2.40%), 5.50%, 09/08/29		300	338,618
(5-year EUR Swap + 2.20%), 2.00%, 01/17/30		100	105,075
Banco Santander SA(a)
(1-year EUR Swap + 1.15%), 3.50%, 01/09/30		600	637,835

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Banco Santander SA(a) (continued)
(1-year UK Government Bond + 1.80%), 3.13%, 10/06/26	GBP	100	$ 122,500
Bankinter SA(a)
(5-year EUR Swap + 6.71%), 6.25%(l)	EUR	200	214,190
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	107,286
Cellnex Finance Co. SA, 2.00%, 02/15/33		100	90,782
Cellnex Telecom SA(i)
Series CLNX, 2.13%, 08/11/30		400	427,109
Series CLNX, 0.75%, 11/20/31		100	87,641
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.37%, 07/31/28(a)		100	108,166
Lorca Telecom Bondco SA
4.00%, 09/18/27		100	104,434
5.75%, 04/30/29		168	184,193
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	168,292
			3,125,563
Sweden — 0.2%
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR	100	88,043
Dometic Group AB, 2.00%, 09/29/28(c)		100	96,718
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	126,297
Stena International SA, 7.25%, 01/15/31(b)	USD	200	204,436
Svenska Handelsbanken AB, (3-mo. EURIBOR + 0.45%), 4.21%, 03/08/27(a)(c)	EUR	600	643,643
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	115,480
Volvo Treasury AB, (3-mo. EURIBOR + 0.38%), 4.20%, 05/22/26(a)(c)	EUR	100	107,196
			1,381,813
Switzerland — 0.7%
ABB Finance BV, 3.38%, 01/15/34(c)		180	190,510
Credit Suisse AG/London, 0.25%, 09/01/28(c)		425	398,328
Credit Suisse USA, Inc., 7.13%, 07/15/32	USD	931	1,024,058
Dufry One BV, 4.75%, 04/18/31(c)	EUR	100	106,292
UBS Group AG
3.75%, 03/26/25	USD	462	455,625
(1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		500	426,503
(1-day SOFR + 3.73%), 4.19%, 04/01/31(a)(b)		500	466,762
(1-day SOFR + 3.92%), 6.54%, 08/12/33(a)(b)		500	524,694
(1-day SOFR + 5.02%), 9.02%, 11/15/33(a)(b)		500	602,629
(1-year CMT + 2.20%), 5.96%, 01/12/34(a)(b)		753	764,329
(1-year EURIBOR ICE Swap + 0.77%), 0.65%, 01/14/28(a)(c)	EUR	300	297,156
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28	USD	40	35,065
6.38%, 02/01/30		6	4,715
			5,296,666
Thailand — 0.1%
Bangkok Bank PCL/Hong Kong
5.50%, 09/21/33(b)		200	198,404
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		200	177,142
(5-year CMT + 4.73%), 5.00%(a)(c)(l)		200	194,500
			570,046
Security		Par (000)	Value
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(c)	EUR	403	$ 356,064
7.63%, 11/08/28(b)	USD	415	311,250
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(c)		200	177,000
			844,314
United Arab Emirates — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(c)		200	204,380
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(l)		200	198,688
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		262	249,882
			652,950
United Kingdom — 2.5%
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	151	157,402
Astrazeneca Finance LLC, 2.25%, 05/28/31	USD	146	123,291
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		131	126,441
Barclays PLC
3.00%, 05/08/26(c)	GBP	100	121,193
3.25%, 02/12/27(c)		100	119,594
(1-day SOFR + 1.74%), 5.69%, 03/12/30(a)	USD	710	711,903
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)		410	434,656
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)		282	288,946
(1-year EUR Swap + 1.00%), 1.11%, 05/12/32(a)(c)	EUR	1,025	905,914
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(a)(c)		1,181	1,316,008
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)		400	457,596
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(a)(c)	GBP	870	1,158,419
(3-mo. EURIBOR + 0.80%), 4.62%, 05/08/28(a)(c)	EUR	500	536,139
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	150	189,378
British Telecommunications PLC, 4.25%, 01/06/33(c)	EUR	758	835,124
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	128,022
CPUK Finance Ltd., 4.50%, 08/28/27(c)		100	117,852
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	100	103,614
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	200	249,028
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	100	97,197
Heathrow Finance PLC(c)
3.88%, 03/01/27(n)	GBP	100	118,825
4.13%, 09/01/29(n)		130	148,975
6.63%, 03/01/31		100	124,988
HSBC Holdings PLC(a)
(1-day SOFR + 1.06%), 5.60%, 05/17/28	USD	940	943,675
(1-year GBP Swap + 1.77%), 3.00%, 05/29/30	GBP	424	482,337
(3-mo. EURIBOR + 1.00%), 4.70%, 09/24/26(c)	EUR	300	323,735
(3-mo. EURIBOR + 1.29%), 4.75%, 03/10/28(c)		134	146,976
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,602	1,881,549
(3-mo. LIBOR GBP + 2.12%), 6.80%, 09/14/31		630	850,804
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	141	159,876
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	120,780
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		100	125,143
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		200	233,861
Mobico Group PLC(c)
4.88%, 09/26/31	EUR	324	329,255
(5-year UK Government Bond + 4.14%), 4.25%(a)(l)	GBP	100	114,421
Motability Operations Group PLC, 3.88%, 01/24/34(c)	EUR	1,306	1,383,820
Motion Finco SARL, 7.38%, 06/15/30(c)		200	222,758
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	122,259
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	121,598
Pinewood Finco PLC, 6.00%, 03/27/30(c)		155	192,507
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		200	268,305
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	100	$ 123,532
SCC Power PLC(b)(j)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	363	141,833
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		194	27,399
Standard Chartered PLC, (1-year EUR Swap + 0.85%), 0.80%, 11/17/29(a)(c)	EUR	1,869	1,754,808
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	300	338,463
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)		307	320,068
Vodafone Group PLC, (5-year EUR Swap + 3.48%), 3.00%, 08/27/80(a)(c)	EUR	500	483,780
			19,784,047
United States — 18.6%
AbbVie, Inc.
3.20%, 11/21/29	USD	3,150	2,890,447
4.95%, 03/15/31		353	352,082
5.05%, 03/15/34		100	99,707
5.40%, 03/15/54		25	24,720
AdaptHealth LLC, 4.63%, 08/01/29(b)		25	21,663
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)		23	24,003
Allegiant Travel Co., 7.25%, 08/15/27(b)		96	91,362
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		25	23,408
6.75%, 04/15/28		44	44,070
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		86	86,224
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		71	70,567
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(c)
3.63%, 06/01/28	EUR	200	194,792
4.88%, 06/01/28	GBP	200	227,222
Amazon.com, Inc.
4.70%, 12/01/32	USD	131	129,830
3.95%, 04/13/52		193	155,176
4.10%, 04/13/62		278	222,045
AMC Networks, Inc.
10.25%, 01/15/29(b)		113	111,328
4.25%, 02/15/29		233	157,186
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		67	59,316
Series 2019-1, Class B, 3.85%, 08/15/29		59	54,916
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		13	12,554
5.75%, 04/20/29		25	24,322
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		4	3,668
American Express Co., (1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		133	125,478
American International Group, Inc.
3.40%, 06/30/30		83	75,470
5.13%, 03/27/33		77	75,840
American Tower Corp.
0.88%, 05/21/29	EUR	723	673,027
2.10%, 06/15/30	USD	968	811,051
2.70%, 04/15/31		203	171,684
4.05%, 03/15/32		616	563,173
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		54	55,429
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	100	127,487
3.00%, 02/22/29	USD	2,586	2,378,009
Security		Par (000)	Value
United States (continued)
Amgen, Inc. (continued)
5.25%, 03/02/30	USD	1,049	$ 1,056,695
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)		36	36,324
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		388	323,220
Aon North America, Inc., 5.75%, 03/01/54		80	78,244
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)		2	1,981
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	100	93,307
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)		100	88,889
4.13%, 08/15/26(b)	USD	400	347,187
Asbury Automotive Group, Inc., 4.63%, 11/15/29(b)		8	7,394
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)		6	5,864
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		37	33,335
4.63%, 04/01/30		97	86,695
AT&T, Inc.
1.70%, 03/25/26		451	423,361
2.90%, 12/04/26	GBP	100	119,828
5.50%, 03/15/27(c)		200	253,304
5.40%, 02/15/34	USD	871	871,009
3.65%, 06/01/51		698	493,021
3.65%, 09/15/59		569	381,584
Avient Corp., 7.13%, 08/01/30(b)		11	11,210
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
4.75%, 04/01/28		8	7,340
5.38%, 03/01/29		6	5,491
Ball Corp., 6.88%, 03/15/28		50	51,319
Baltimore Gas and Electric Co., 5.40%, 06/01/53		525	500,814
Bank of America Corp.
4.13%, 06/12/28(c)	EUR	1,606	1,754,351
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)	USD	126	103,147
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	68,548
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,078	881,922
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		1,837	1,834,089
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		1,060	999,646
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		443	426,836
(3-mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)	EUR	1,502	1,328,159
(3-mo. EURIBOR + 0.95%), 1.10%, 05/24/32(a)(c)		343	308,049
(3-mo. EURIBOR + 1.00%), 4.70%, 09/22/26(a)(c)		600	647,166
(3-mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		674	671,901
Bath & Body Works, Inc., 6.63%, 10/01/30(b)	USD	36	36,112
Belden, Inc., 3.88%, 03/15/28(c)	EUR	100	103,715
BG Energy Capital PLC(c)
5.13%, 12/01/25	GBP	133	167,547
2.25%, 11/21/29	EUR	985	991,133
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	111	111,247
Boxer Parent Co., Inc., 6.50%, 10/02/25(c)	EUR	200	214,190
BP Capital Markets BV, 4.32%, 05/12/35(c)		419	463,914
Bristol-Myers Squibb Co., 5.10%, 02/22/31	USD	280	281,073
Broadcom, Inc.
4.15%, 11/15/30		169	159,612
2.45%, 02/15/31(b)		396	333,476
4.15%, 04/15/32(b)		166	153,157
4.30%, 11/15/32		388	362,652
2.60%, 02/15/33(b)		258	209,085

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Broadcom, Inc. (continued)
3.42%, 04/15/33(b)	USD	129	$ 111,217
3.47%, 04/15/34(b)		278	236,993
3.14%, 11/15/35(b)		490	392,386
Builders FirstSource, Inc., 6.38%, 06/15/32(b)		33	33,048
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51		362	239,210
California Resources Corp., 8.25%, 06/15/29(b)		97	99,022
Calpine Corp., 4.63%, 02/01/29(b)		25	23,195
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		283	267,990
Cameron LNG LLC, 3.30%, 01/15/35(b)		369	303,844
Capital One Financial Corp., (1-day SOFR + 3.07%), 7.62%, 10/30/31(a)		257	282,924
Carnival PLC, 1.00%, 10/28/29	EUR	130	113,680
Carrier Global Corp.
4.13%, 05/29/28		2,096	2,285,006
4.50%, 11/29/32		170	190,320
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28(c)		250	255,911
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)	USD	25	24,004
5.38%, 06/01/29(b)		120	109,172
4.75%, 03/01/30(b)		99	85,747
4.50%, 08/15/30(b)		99	83,811
4.25%, 02/01/31(b)		105	85,726
4.50%, 05/01/32		25	20,136
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/53		544	521,360
Champions Financing, Inc., 8.75%, 02/15/29(b)		26	26,662
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		431	426,813
4.40%, 04/01/33		86	75,813
3.90%, 06/01/52		1,099	689,168
4.40%, 12/01/61		300	195,682
Chemours Co.
4.00%, 05/15/26	EUR	200	207,229
4.63%, 11/15/29(b)	USD	25	21,525
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		25	23,280
5.25%, 05/15/30		80	65,959
4.75%, 02/15/31		25	19,656
Cisco Systems, Inc., 4.95%, 02/26/31		384	383,676
Citibank NA, Series BKNT, 5.57%, 04/30/34		250	253,977
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	117,182
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)	USD	157	130,837
(1-day SOFR + 1.18%), 2.52%, 11/03/32(a)		145	119,136
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		135	134,214
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		166	142,482
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)		1,079	1,130,072
Civitas Resources, Inc.(b)
5.00%, 10/15/26		162	157,696
8.38%, 07/01/28		336	352,071
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		13	12,987
6.75%, 05/15/28		25	25,301
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28(b)		59	61,770
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(b)		44	43,533
Cloud Software Group, Inc.(b)
9.00%, 09/30/29		72	69,856
8.25%, 06/30/32		289	294,562
Security		Par (000)	Value
United States (continued)
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)	USD	108	$ 105,695
Comcast Corp.
2.65%, 02/01/30		373	330,260
1.50%, 02/15/31		697	559,785
5.50%, 11/15/32		259	264,864
4.25%, 01/15/33		151	141,167
2.89%, 11/01/51		396	247,062
2.94%, 11/01/56		360	217,157
2.99%, 11/01/63		14	8,216
CommScope Technologies LLC, 6.00%, 06/15/25(b)		115	93,695
CommScope, Inc., 6.00%, 03/01/26(b)		83	72,837
Comstock Resources, Inc.(b)
6.75%, 03/01/29		2	1,938
5.88%, 01/15/30		19	17,680
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		2	2,030
Covanta Holding Corp., 4.88%, 12/01/29(b)		52	47,462
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(b)		250	259,324
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)		94	95,804
Crown Castle, Inc.
2.25%, 01/15/31		469	385,712
2.10%, 04/01/31		429	347,416
Crown European Holdings SA, 3.38%, 05/15/25(c)	EUR	100	106,231
CrownRock LP/CrownRock Finance, Inc., 5.00%, 05/01/29(b)	USD	19	18,846
CSC Holdings LLC(b)
11.25%, 05/15/28		200	174,177
11.75%, 01/31/29		200	170,571
CSX Corp.
4.10%, 11/15/32		221	206,407
5.20%, 11/15/33		102	102,215
CVS Health Corp., 5.63%, 02/21/53		297	275,707
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	200	233,174
DaVita, Inc.(b)
4.63%, 06/01/30	USD	13	11,747
3.75%, 02/15/31		33	28,148
Directv Financing LLC, 8.88%, 02/01/30(b)		35	34,255
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		11	10,346
DISH DBS Corp., 5.88%, 11/15/24		472	448,194
DISH Network Corp.(i)
0.00%, 12/15/25(m)		173	127,173
3.38%, 08/15/26		72	44,652
Duke Energy Corp.
3.75%, 04/01/31	EUR	680	718,233
3.85%, 06/15/34		600	621,336
Eaton Capital UnLtd Co., 3.60%, 05/21/31(c)		410	440,113
Edison International, 6.95%, 11/15/29	USD	987	1,049,363
Elevance Health, Inc., 5.13%, 02/15/53		268	246,510
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(c)	EUR	108	120,000
Encore Capital Group, Inc., 4.88%, 10/15/25(c)		100	106,324
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	71	73,270
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		29	26,235
Energy Transfer LP, 5.63%, 05/01/27(b)		25	24,888
Entegris, Inc., 4.75%, 04/15/29(b)		25	23,919
EQM Midstream Partners LP, 7.50%, 06/01/30(b)		40	42,687
Equinix, Inc., 3.90%, 04/15/32		662	601,946
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		257	265,217
Esab Corp., 6.25%, 04/15/29(b)		89	89,534
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Eversource Energy
5.85%, 04/15/31	USD	295	$ 298,680
5.13%, 05/15/33		124	119,034
Series R, 1.65%, 08/15/30		242	195,149
Exelon Corp., 4.10%, 03/15/52		364	279,815
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	268,428
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		2	1,840
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		318	262,820
Fiserv, Inc.
5.60%, 03/02/33		60	60,494
5.63%, 08/21/33		144	145,214
Florida Power & Light Co.
2.88%, 12/04/51		1,309	831,352
5.60%, 06/15/54		95	95,965
Ford Motor Credit Co. LLC
6.86%, 06/05/26	GBP	108	139,739
6.13%, 05/15/28	EUR	100	114,493
7.12%, 11/07/33	USD	600	634,006
6.13%, 03/08/34		200	197,822
Freed Corp., 12.00%, 11/30/28(d)		2,314	2,299,571
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		15	16,107
12.25%, 10/01/30		4	4,303
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		17	16,989
Freewire Technology Notes, (6.00% PIK), 6.00%, 02/20/28(d)(j)		374	—
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		54	50,873
8.75%, 05/15/30		96	98,922
Full House Resorts, Inc., 8.25%, 02/15/28(b)		50	47,902
Gap, Inc., 3.63%, 10/01/29(b)		38	32,898
General Motors Financial Co., Inc.
5.60%, 06/18/31		205	203,466
6.10%, 01/07/34		73	73,790
5.95%, 04/04/34		170	170,145
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30		44	46,285
GFL Environmental, Inc., 4.00%, 08/01/28(b)		29	26,953
Gilead Sciences, Inc., 2.80%, 10/01/50		459	287,513
Global Payments, Inc., 2.15%, 01/15/27		1,138	1,053,969
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	67,515
4.00%, 09/21/29(c)	EUR	2,489	2,714,623
(1-day SOFR + 0.49%), 5.84%, 10/21/24(a)	USD	288	288,032
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		145	117,674
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)		240	197,095
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		649	539,532
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		745	758,228
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		389	327,055
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		905	772,927
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)		930	952,624
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		1,042	1,087,895
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(c)	GBP	696	825,789
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(a)	USD	175	173,872
Goodyear Tire & Rubber Co., 5.00%, 07/15/29		29	26,993
Gray Television, Inc., 4.75%, 10/15/30(b)		65	39,006
Hanesbrands, Inc., 4.88%, 05/15/26(b)		17	16,631
HCA, Inc.
3.50%, 09/01/30		784	707,197
3.63%, 03/15/32		1,432	1,261,396
Security		Par (000)	Value
United States (continued)
HCA, Inc. (continued)
5.50%, 06/01/33	USD	208	$ 206,298
Hertz Corp., 5.00%, 12/01/29(b)		31	19,037
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		34	36,236
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(b)		23	20,587
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		25	23,311
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		11	10,808
Hologic, Inc., 3.25%, 02/15/29(b)		25	22,428
Home Depot, Inc.
2.95%, 06/15/29		230	210,686
5.30%, 06/25/54		35	34,172
5.40%, 06/25/64		20	19,492
Honeywell International, Inc., 3.75%, 05/17/32	EUR	520	558,265
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	23	21,858
Humana, Inc., 5.38%, 04/15/31		240	238,726
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(b)		53	54,908
Illinois Tool Works, Inc., 3.38%, 05/17/32	EUR	490	519,755
Imola Merger Corp., 4.75%, 05/15/29(b)	USD	25	23,371
Insight M, Inc., 7.00%, 01/25/29(d)		92	97,208
Intel Corp.
4.15%, 08/05/32		490	458,895
5.20%, 02/10/33		119	118,814
5.15%, 02/21/34		219	216,267
Iron Mountain, Inc.(b)
7.00%, 02/15/29		48	48,844
4.50%, 02/15/31		92	83,046
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.16%), 2.30%, 10/15/25		178	176,211
(1-day SOFR + 1.18%), 2.55%, 11/08/32		351	292,272
(1-day SOFR + 1.31%), 5.01%, 01/23/30		245	243,121
(1-day SOFR + 1.33%), 6.07%, 10/22/27		140	142,449
(1-day SOFR + 1.49%), 5.77%, 04/22/35		645	661,775
(1-day SOFR + 1.57%), 6.09%, 10/23/29		853	881,337
(1-day SOFR + 1.62%), 5.34%, 01/23/35		20	19,880
(1-day SOFR + 1.75%), 4.57%, 06/14/30		602	584,304
(1-day SOFR + 1.80%), 4.59%, 04/26/33		785	748,840
(1-day SOFR + 1.81%), 6.25%, 10/23/34		997	1,057,427
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31		225	183,026
(3-mo. EURIBOR + 0.98%), 3.76%, 03/21/34(c)	EUR	550	585,491
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(c)		1,470	1,637,573
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	100	121,890
KLA Corp., 5.25%, 07/15/62	USD	250	238,729
Kohl’s Corp., 4.63%, 05/01/31		17	14,221
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	123,559
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	105	121,893
Lamar Media Corp., 3.75%, 02/15/28	USD	15	14,029
Landsea Homes Corp., 11.00%, 07/17/28(d)		1,692	1,793,520
Las Vegas Sands Corp., 2.90%, 06/25/25		25	24,262
Lessen, Inc., 13.82%, 01/05/28(a)(b)(d)		788	723,908
Level 3 Financing, Inc., 4.63%, 09/15/27(b)		267	138,032
LGI Homes, Inc., 8.75%, 12/15/28(b)		229	238,527
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		21	21,698
Lithia Motors, Inc.(b)
3.88%, 06/01/29		10	8,983
4.38%, 01/15/31		31	27,597
Live Nation Entertainment, Inc., 6.50%, 05/15/27(b)		13	13,074
Lowe’s Cos., Inc.
4.25%, 04/01/52		173	135,964
5.63%, 04/15/53		264	255,623

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lowe’s Cos., Inc. (continued)
5.75%, 07/01/53	USD	100	$ 98,484
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		4	3,882
Marriott International, Inc., 5.45%, 09/15/26		175	175,721
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		68	42,260
5.45%, 03/15/53		297	288,932
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		271	276,418
McDonald’s Corp., 4.13%, 11/28/35(c)	EUR	360	391,741
Medline Borrower LP(b)
3.88%, 04/01/29	USD	25	23,023
5.25%, 10/01/29		25	23,858
Medtronic Global Holdings SCA, 4.50%, 03/30/33		161	154,753
Medtronic, Inc., 3.88%, 10/15/36	EUR	410	444,952
Meta Platforms, Inc.
4.80%, 05/15/30	USD	468	468,669
3.85%, 08/15/32		81	75,302
4.95%, 05/15/33		74	74,371
4.65%, 08/15/62		187	161,181
5.75%, 05/15/63		115	118,158
MGM Resorts International, 4.75%, 10/15/28		25	23,801
MidAmerican Energy Co., 5.30%, 02/01/55		50	47,587
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		2	1,863
Moody’s Corp.
1.75%, 03/09/27	EUR	1,100	1,132,184
0.95%, 02/25/30		250	232,977
3.10%, 11/29/61	USD	169	103,245
Morgan Stanley(a)
(1-day SOFR + 1.02%), 1.93%, 04/28/32		269	216,132
(1-day SOFR + 1.03%), 1.79%, 02/13/32		364	292,127
(1-day SOFR + 1.14%), 2.70%, 01/22/31		931	816,096
(1-day SOFR + 1.20%), 2.51%, 10/20/32		199	164,474
(1-day SOFR + 1.26%), 5.66%, 04/18/30		105	106,778
(1-day SOFR + 1.29%), 2.94%, 01/21/33		472	401,162
(1-day SOFR + 1.58%), 5.83%, 04/19/35		1,446	1,482,258
(1-day SOFR + 1.59%), 5.16%, 04/20/29		122	121,604
(1-day SOFR + 1.63%), 5.45%, 07/20/29		623	626,843
(1-day SOFR + 1.83%), 6.41%, 11/01/29		1,030	1,074,663
(1-day SOFR + 1.87%), 5.25%, 04/21/34		280	275,619
(1-day SOFR + 1.88%), 5.42%, 07/21/34		27	26,864
(1-day SOFR + 2.05%), 6.63%, 11/01/34		229	247,321
(3-mo. EURIBOR + 0.65%), 4.36%, 03/19/27	EUR	300	322,131
(3-mo. EURIBOR + 0.72%), 0.50%, 02/07/31		1,661	1,482,674
(3-mo. EURIBOR + 1.24%), 3.96%, 03/21/35		502	534,279
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		1,142	1,261,018
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28		1,800	1,997,105
MSD Netherlands Capital BV, 3.75%, 05/30/54		150	155,905
Murphy Oil USA, Inc., 3.75%, 02/15/31(b)	USD	10	8,806
Nasdaq, Inc., 6.10%, 06/28/63		160	162,731
National Grid North America, Inc., 4.67%, 09/12/33(c)	EUR	850	945,960
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	25	24,733
5.50%, 08/15/28		115	110,506
5.13%, 12/15/30		101	92,616
5.75%, 11/15/31		48	45,116
Navient Corp., 11.50%, 03/15/31		25	27,536
NCL Corp. Ltd.(b)
8.38%, 02/01/28		25	26,124
8.13%, 01/15/29		51	53,435
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		25	23,994
Security		Par (000)	Value
United States (continued)
Nestle Finance International Ltd.(c)
3.38%, 11/15/34	EUR	800	$ 857,822
3.25%, 01/23/37		310	321,826
New York Life Global Funding, Class F4, 4.35%, 09/16/25(c)	GBP	150	187,512
Newell Brands, Inc.
5.70%, 04/01/26	USD	25	24,693
6.38%, 09/15/27		19	18,737
6.63%, 09/15/29		6	5,883
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/30		110	93,783
Nordstrom, Inc., 4.25%, 08/01/31		33	29,343
Norfolk Southern Corp.
2.55%, 11/01/29		213	187,678
5.05%, 08/01/30		408	407,239
3.00%, 03/15/32		122	105,097
4.45%, 03/01/33		255	240,517
Novelis Corp., 3.88%, 08/15/31(b)		13	11,255
NRG Energy, Inc.(b)
3.38%, 02/15/29		29	25,797
4.45%, 06/15/29		40	37,769
3.63%, 02/15/31		48	41,165
NuStar Logistics LP, 6.38%, 10/01/30		6	6,101
NVIDIA Corp., 2.00%, 06/15/31		145	121,847
Ohio Power Co., 5.00%, 06/01/33		469	451,734
OI European Group BV, 6.25%, 05/15/28(c)	EUR	171	189,313
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)		300	344,217
9.75%, 11/15/28(b)	USD	259	274,014
ONE Gas, Inc., 2.00%, 05/15/30		35	29,646
OneMain Finance Corp.
7.13%, 03/15/26		25	25,404
7.88%, 03/15/30		88	90,733
Oracle Corp.
3.40%, 07/08/24		1,004	1,003,550
2.50%, 04/01/25		517	505,023
2.95%, 04/01/30		844	750,609
2.88%, 03/25/31		1,666	1,438,549
6.25%, 11/09/32		474	501,687
4.90%, 02/06/33		79	76,633
4.10%, 03/25/61		225	161,154
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(c)	EUR	100	100,685
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(b)	USD	52	47,415
Pacific Gas and Electric Co.
6.10%, 01/15/29		468	478,982
4.55%, 07/01/30		869	823,505
2.50%, 02/01/31		91	75,013
3.25%, 06/01/31		87	74,804
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		218	204,422
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		21	21,498
PECO Energy Co.
2.85%, 09/15/51		343	211,945
4.38%, 08/15/52		290	238,511
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		76	78,370
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 01/12/27(b)		225	224,581
Performance Food Group, Inc., 4.25%, 08/01/29(b)		31	28,223
Permian Resources Operating LLC(b)
7.75%, 02/15/26		35	35,285
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Permian Resources Operating LLC(b) (continued)
8.00%, 04/15/27	USD	180	$ 184,039
5.88%, 07/01/29		62	61,051
7.00%, 01/15/32		74	76,018
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		245	236,307
5.34%, 05/19/63		874	824,975
Pilgrim’s Pride Corp.
4.25%, 04/15/31		25	22,753
6.25%, 07/01/33		244	248,551
Playtika Holding Corp., 4.25%, 03/15/29(b)		4	3,510
PNC Financial Services Group, Inc., (1-day SOFR + 1.90%), 5.68%, 01/22/35(a)		25	25,134
Post Holdings, Inc.(b)
4.63%, 04/15/30		25	22,973
4.50%, 09/15/31		48	43,025
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)		19	13,664
Prologis LP, 5.13%, 01/15/34		604	596,880
Public Service Electric and Gas Co.
3.10%, 03/15/32		254	221,405
5.20%, 08/01/33		446	446,636
QUALCOMM, Inc.
2.15%, 05/20/30		199	172,273
4.50%, 05/20/52		204	176,100
Range Resources Corp., 8.25%, 01/15/29		4	4,145
Roche Holdings, Inc., 2.08%, 12/13/31(b)		235	191,810
RTX Corp., 2.15%, 05/18/30	EUR	2,288	2,220,131
Ryder System, Inc., 5.25%, 06/01/28	USD	904	905,791
S&P Global, Inc.
2.30%, 08/15/60		121	61,459
3.90%, 03/01/62		19	14,144
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		8	7,777
Salesforce, Inc., 1.95%, 07/15/31		93	76,317
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32		140	138,310
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30		584	479,244
Series XXX, 3.00%, 03/15/32		171	147,498
SBA Communications Corp., 3.13%, 02/01/29		44	39,228
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)	EUR	150	173,598
Scotts Miracle-Gro Co., 4.38%, 02/01/32	USD	10	8,615
Seagate HDD Cayman, 9.63%, 12/01/32		52	59,313
Sensata Technologies, Inc., 3.75%, 02/15/31(b)		11	9,588
Service Corp. International, 4.00%, 05/15/31		11	9,796
Service Properties Trust
5.50%, 12/15/27		8	7,432
3.95%, 01/15/28		13	10,887
8.38%, 06/15/29		460	452,183
8.63%, 11/15/31(b)		236	245,986
8.88%, 06/15/32		499	465,435
Shell International Finance BV, 2.75%, 04/06/30		429	382,530
Sirius XM Radio, Inc.(b)
4.00%, 07/15/28		72	65,041
5.50%, 07/01/29		25	23,485
4.13%, 07/01/30		17	14,520
3.88%, 09/01/31		25	20,408
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		106	109,601
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		40	40,724
Sonder Bridge Notes, (10.00% PIK), 10.00%, 12/31/24(d)(j)		49	47,277
Security		Par (000)	Value
United States (continued)
Sonder Holdings, Inc., (14.35% PIK), 14.35%, 12/10/26(a)(d)(j)	USD	827	$ 727,943
Southern California Edison Co.
5.65%, 10/01/28		475	482,994
5.95%, 11/01/32		716	739,902
5.20%, 06/01/34		500	488,223
Sprint Capital Corp., 8.75%, 03/15/32		867	1,042,838
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		25	24,618
Standard Industries, Inc., 4.38%, 07/15/30(b)		11	9,939
Stem, Inc., 0.50%, 12/01/28(b)(i)		27	10,732
STL Holding Co. LLC, 8.75%, 02/15/29(b)		95	99,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(b)		13	12,438
TEGNA, Inc., 5.00%, 09/15/29		6	5,298
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		2	1,672
Tenet Healthcare Corp., 4.63%, 06/15/28		25	23,775
Tenneco, Inc., 8.00%, 11/17/28(b)		222	202,097
Texas Capital Bank NA, (1-mo. LIBOR US + 4.50%), 9.96%, 09/30/24(a)(b)		589	587,666
Texas Instruments, Inc., 4.90%, 03/14/33		70	69,843
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28		746	658,159
2.00%, 10/15/31		147	120,224
T-Mobile U.S., Inc.
3.38%, 04/15/29		1,340	1,237,454
3.88%, 04/15/30(g)		2,017	1,885,545
5.05%, 07/15/33		469	458,827
5.75%, 01/15/34		132	135,701
5.15%, 04/15/34		170	167,087
Toyota Motor Credit Corp., 4.80%, 01/05/34		250	242,947
TransDigm, Inc.
6.75%, 08/15/28(b)		72	72,880
4.63%, 01/15/29		96	89,572
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	56,765
Transocean, Inc., 8.25%, 05/15/29(b)		131	131,325
Travel & Leisure Co., 4.50%, 12/01/29(b)		2	1,843
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 4.63%, 05/21/28(a)	EUR	400	427,082
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	25	25,560
7.25%, 01/15/32		27	28,020
Uber Technologies, Inc.(b)
7.50%, 09/15/27		25	25,490
4.50%, 08/15/29		11	10,481
Union Pacific Corp.
3.84%, 03/20/60		213	156,396
2.97%, 09/16/62		128	75,699
5.15%, 01/20/63		175	161,421
3.85%, 02/14/72		121	86,110
United Airlines, Inc.(b)
4.38%, 04/15/26		25	24,150
4.63%, 04/15/29		19	17,695
United Rentals North America, Inc., 5.25%, 01/15/30		50	48,453
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		13	12,351
UnitedHealth Group, Inc.
5.30%, 02/15/30		353	359,013
2.90%, 05/15/50		900	583,696
6.05%, 02/15/63		245	257,815
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		35	34,275
4.75%, 04/15/28		40	32,706

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Univision Communications, Inc.(b)
8.00%, 08/15/28	USD	25	$ 24,381
4.50%, 05/01/29		76	63,876
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(b)		63	63,938
Verizon Communications, Inc.
1.45%, 03/20/26		2,508	2,348,003
1.50%, 09/18/30		678	553,273
1.75%, 01/20/31		373	301,858
2.55%, 03/21/31		216	183,515
2.36%, 03/15/32		267	218,266
5.05%, 05/09/33		240	236,609
4.50%, 08/10/33		297	279,213
4.40%, 11/01/34		333	308,572
2.88%, 11/20/50		121	76,115
3.55%, 03/22/51		105	75,562
2.99%, 10/30/56		124	75,915
3.70%, 03/22/61		113	79,730
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		25	24,184
7.75%, 10/15/31		25	26,035
Vital Energy, Inc., 7.88%, 04/15/32(b)		65	66,078
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		8	6,697
Walt Disney Co.
2.00%, 09/01/29		384	333,749
3.80%, 03/22/30		201	190,376
Wells Fargo & Co.
1.63%, 06/02/25(c)	EUR	934	981,201
2.00%, 04/27/26(c)		135	140,382
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)	USD	1,140	1,149,865
(1-day SOFR + 1.74%), 5.57%, 07/25/29(a)		275	277,495
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		380	378,667
(1-day SOFR + 1.79%), 6.30%, 10/23/29(a)		1,037	1,076,108
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		206	205,848
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		343	339,079
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		772	822,995
(3-mo. EURIBOR + 1.85%), 1.74%, 05/04/30(a)(c)	EUR	2,670	2,609,516
Westbay, 11.00%, 02/06/30(d)	USD	1,688	1,688,000
Western Digital Corp., 4.75%, 02/15/26		25	24,476
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		25	24,386
Xerox Holdings Corp., 5.50%, 08/15/28(b)		25	21,534
XHR LP, 4.88%, 06/01/29(b)		25	23,430
Yum! Brands, Inc., 3.63%, 03/15/31		50	44,127
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		146	116,766
			147,952,410
Total Corporate Bonds — 31.1% (Cost: $246,476,801)			247,322,688
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(d)		827	824,933
Total Fixed Rate Loan Interests — 0.1% (Cost: $827,000)			824,933
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Colombia — 0.0%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30(d)	USD	450	$ 461,115
Luxembourg — 0.0%
Euro Parfums Fze, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.98%, 06/23/28(d)		110	110,000
United States — 0.7%
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 10.48%, 12/30/27		66	65,438
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		317	300,282
Conair Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 05/17/28		48	47,468
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.10%, 09/29/28		49	48,087
Coreweave Compute Acquisition Co. II, LLC(d)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.33%, 05/16/29		48	46,831
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor +9.62%), 14.95%, 06/30/28		1,340	1,338,851
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 5.35%), 10.69%, 12/21/28		134	128,393
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		82	82,273
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		464	465,170
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.35%, 07/10/28(d)		53	51,917
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.35%, 05/01/28(d)		532	519,172
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.75%, 12/29/27(d)		155	136,268
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 10.85%, 11/01/28		100	94,221
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US at 0.00% Floor + 8.00%), 13.60%, 07/20/26(d)		485	478,993
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.85%, 03/19/27(d)		101	100,476
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 5.61%), 10.96%, 10/25/28(d)		96	77,619
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.21%, 10/04/28		79	78,826
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR + 6.15%), 11.49%, 12/22/26		71	71,358
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		51	50,165
Maverick Gaming LLC
2024 PIK Term Loan, 06/03/28(o)		68	64,868
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.80%, 06/03/28		108	75,637
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29	USD	74	$ 50,196
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		20	15,956
Orion Group Holdco LLC(d)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.10%, 03/19/27		19	19,164
2022 First A&R Amendment Incremental DDTL, (3- mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.10%, 03/19/27		86	85,923
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.85%, 03/19/27		155	153,817
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.60%, 03/19/27		32	32,091
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		192	192,051
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		16	16,428
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		3	3,206
Project Montage(d)
PIK Revolver, 0.00%, 02/16/29		13	13,308
PIK Term Loan, (Prime + 5.00%), 13.50%, 02/16/29		240	239,538
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.15%), 10.48%, 01/21/29		158	156,502
			5,300,493
Total Floating Rate Loan Interests — 0.7% (Cost: $5,974,507)			5,871,608
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)		271	239,920
Argentina — 0.1%
Argentine Republic Government International Bond
1.00%, 07/09/29		172	98,309
4.13%, 07/09/35(n)		333	139,860
5.00%, 01/09/38(n)		209	95,931
4.88%, 07/09/41(n)		329	128,968
			463,068
Australia(c) — 0.0%
Australia Government Bond
Series 136, 4.75%, 04/21/27	AUD	220	149,315
Series 144, 3.75%, 04/21/37		80	49,914
Series 149, 2.25%, 05/21/28		90	56,154
			255,383
Austria(b)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	551,610
1.50%, 02/20/47		222	170,918
			722,528
Security		Par (000)	Value
Belgium(b)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47	EUR	351	$ 263,601
Series 85, 0.80%, 06/22/28		855	847,093
			1,110,694
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)	USD	200	185,625
Brazil — 1.5%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(m)	BRL	17	2,920,951
Brazil Notas do Tesouro Nacional
6.00%, 08/15/24		2	1,310,749
10.00%, 01/01/25		12	2,124,037
Series F, 10.00%, 01/01/27		14	2,437,302
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,322,800
			12,115,839
Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	145,406
5.00%, 06/01/37		90	75,849
4.00%, 06/01/41		280	217,972
3.50%, 12/01/45		140	102,995
2.75%, 12/01/48		210	136,404
2.00%, 12/01/51		2,650	1,448,633
			2,127,259
China — 3.0%
China Government Bond
2.68%, 05/21/30	CNY	12,080	1,706,185
3.02%, 05/27/31		105,780	15,321,967
2.88%, 02/25/33		15,000	2,159,977
3.19%, 04/15/53		21,580	3,385,622
Series 1827, 3.25%, 11/22/28		100	14,492
Series 1913, 2.94%, 10/17/24		8,500	1,169,591
			23,757,834
Colombia — 0.5%
Colombia Government International Bond, 8.00%, 11/14/35	USD	420	431,340
Colombian TES
Series B, 5.75%, 11/03/27	COP	7,954,000	1,695,620
Series B, 6.00%, 04/28/28		7,705,900	1,623,065
			3,750,025
Czech Republic — 0.5%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	51,690	2,075,061
Series 150, 5.00%, 09/30/30		33,700	1,509,631
			3,584,692
Denmark — 0.0%
Denmark Government Bond
1.75%, 11/15/25	DKK	500	70,692
4.50%, 11/15/39		450	79,023
			149,715
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	100	101,125

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Dominican Republic (continued)
Dominican Republic International Bond (continued)
4.50%, 01/30/30(b)	USD	150	$ 136,688
06/01/36(b)(e)	DOP	50,650	850,080
			1,087,893
Egypt(c) — 0.2%
Egypt Government International Bond
3.88%, 02/16/26	USD	238	220,150
4.75%, 04/16/26	EUR	416	419,759
7.63%, 05/29/32	USD	300	244,781
7.90%, 02/21/48		284	199,332
7.50%, 02/16/61		200	133,688
			1,217,710
France(b)(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	41,611
1.50%, 05/25/31		190	183,926
5.75%, 10/25/32		100	126,886
1.50%, 05/25/50		2,536	1,747,772
			2,100,195
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(c)		1,530	1,553,163
Greece(b)(c) — 0.3%
Hellenic Republic Government Bond
2.00%, 04/22/27		92	96,004
1.50%, 06/18/30		1,740	1,676,305
4.13%, 06/15/54		877	902,923
			2,675,232
Guatemala — 0.1%
Guatemala Government Bond
4.88%, 02/13/28(c)	USD	628	602,684
5.25%, 08/10/29(b)		101	96,960
6.60%, 06/13/36(b)		205	205,384
			905,028
Hungary — 0.2%
Hungary Government Bond, Series 28/A, 6.75%, 10/22/28	HUF	262,170	712,464
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	200	196,250
4.00%, 07/25/29(c)	EUR	885	938,029
5.38%, 09/12/33(c)		53	58,752
			1,905,495
India — 0.9%
India Government Bond, 7.10%, 04/18/29	INR	611,130	7,348,401
Indonesia — 0.4%
Indonesia Government International Bond, 6.75%, 01/15/44(c)	USD	200	231,188
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	14,257,000	878,130
8.25%, 05/15/36		15,686,000	1,044,137
7.13%, 06/15/38		16,260,000	997,468
			3,150,923
Italy(c) — 0.5%
Italy Buoni Poliennali Del Tesoro
Series 30Y, 3.85%, 09/01/49(b)	EUR	700	678,447
Security		Par (000)	Value
Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
Series 31Y, 4.75%, 09/01/44(b)	EUR	232	$ 258,460
Series 5Y, 2.65%, 12/01/27		3,060	3,199,808
			4,136,715
Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.25%, 03/22/30(c)		217	211,480
5.88%, 10/17/31(c)		100	96,486
4.88%, 01/30/32(c)		127	114,079
8.25%, 01/30/37(b)	USD	200	193,000
			615,045
Japan — 1.6%
Japan Government Forty Year Bond, Series 15, 1.00%, 03/20/62	JPY	800,000	3,350,115
Japan Government Thirty Year Bond, Series 64, 0.40%, 09/20/49		2,274,950	9,564,575
			12,914,690
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)	USD	202	192,405
Mexico — 1.9%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	484	2,465,510
Series M, 7.50%, 06/03/27		275	1,399,659
Series M, 8.50%, 03/01/29		50	257,126
Series M, 8.50%, 05/31/29		89	459,922
Series M, 7.75%, 05/29/31		281	1,372,471
Series M, 7.50%, 05/26/33		50	234,157
Series M 20, 10.00%, 12/05/24		775	4,214,187
Mexico Cetes(m)
Series BI, 0.00%, 10/03/24		2,034	1,080,202
Series BI, 0.00%, 11/28/24		2,417	1,262,468
Series BI, 0.00%, 04/03/25		8,796	2,212,369
Mexico Government International Bond, 2.66%, 05/24/31		200	164,500
			15,122,571
Morocco — 0.0%
Morocco Government International Bond, 6.50%, 09/08/33(b)		105	108,248
Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	324,259
New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	NZD	100	59,661
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(c)	USD	447	387,633
Panama — 0.0%
Panama Government International Bond, 6.40%, 02/14/35		200	189,600
Peru — 0.3%
Peruvian Government International Bond
5.94%, 02/12/29(c)	PEN	3,153	825,195
1.86%, 12/01/32	USD	108	81,810
08/12/39(b)(e)	PEN	4,185	1,099,784
			2,006,789
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Poland — 0.6%
Republic of Poland Government Bond
Series 0729, 4.75%, 07/25/29	PLN	7,178	$ 1,713,972
Series 1029, 2.75%, 10/25/29		13,636	2,969,789
			4,683,761
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	16	15,712
2.13%, 03/07/28(c)	EUR	206	203,449
2.12%, 07/16/31(c)		40	34,498
			253,659
Russia — 0.0%
Russian Federal Bond - OFZ, Series 6233, 6.10%, 07/18/35(f)	RUB	27,309	63,694
Saudi Arabia(c) — 0.1%
Saudi Government International Bond
4.50%, 04/17/30	USD	200	193,688
3.45%, 02/02/61		303	197,707
			391,395
Senegal — 0.0%
Senegal Government International Bond, Series 7Y, 7.75%, 06/10/31(c)		272	257,720
South Africa — 0.7%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	14,352	723,071
Series 2040, 9.00%, 01/31/40		24,680	1,068,498
Series 2044, 8.75%, 01/31/44		23,172	953,858
Series 2048, 8.75%, 02/28/48		10,114	413,895
Series R186, 10.50%, 12/21/26		26,094	1,488,441
Series R213, 7.00%, 02/28/31		14,415	664,106
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	200	140,250
			5,452,119
Spain(b)(c) — 2.4%
Spain Government Bond
1.25%, 10/31/30	EUR	431	413,100
2.55%, 10/31/32		8,147	8,292,045
3.15%, 04/30/33		711	753,737
3.55%, 10/31/33		6,700	7,297,421
3.90%, 07/30/39		462	505,056
2.90%, 10/31/46		866	795,525
3.45%, 07/30/66		688	653,103
			18,709,987
Sweden(c) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	SEK	250	27,031
Series 1059, 1.00%, 11/12/26		960	87,672
			114,703
Turkey — 0.2%
Turkiye Government Bond
31.08%, 11/08/28	TRY	11,081	350,876
26.20%, 10/05/33		35,835	1,082,232
			1,433,108
Security		Par (000)	Value
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/29(c)	USD	319	$ 96,498
4.38%, 01/27/32(c)	EUR	232	63,606
7.25%, 03/15/33(b)(f)(k)	USD	216	61,452
7.25%, 03/15/35(c)		459	130,585
7.75%, 08/01/41(a)(c)		505	246,440
			598,581
United Kingdom(c) — 0.7%
United Kingdom Gilt
1.75%, 09/07/37	GBP	60	56,209
4.75%, 12/07/38		30	39,235
3.25%, 01/22/44		165	172,117
3.50%, 01/22/45		700	752,582
1.50%, 07/22/47		1,040	734,371
3.75%, 07/22/52		1,000	1,088,516
3.75%, 10/22/53		804	869,260
0.50%, 10/22/61		4,373	1,638,574
			5,350,864
Uruguay — 0.0%
Uruguay Government International Bond
9.75%, 07/20/33	UYU	4,236	107,187
5.75%, 10/28/34	USD	73	75,621
			182,808
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(b)	EUR	138	147,375
Total Foreign Agency Obligations — 18.1% (Cost: $163,531,689)			144,104,012

	Shares
Grantor Trust
United States — 0.1%
iShares Bitcoin Trust(f)(p)(q)	16,000	546,240
Total Grantor Trust — 0.1% (Cost: $570,720)		546,240
Investment Companies
United States — 1.2%
iShares 0-5 Year TIPS Bond ETF(p)	7,050	701,404
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)(p)	38,866	4,163,326
iShares JP Morgan USD Emerging Markets Bond ETF(g)(p)	17,814	1,576,183
iShares Latin America 40 ETF(p)	9,782	242,202
iShares MSCI Brazil ETF(p)	9,033	246,872
iShares MSCI Emerging Markets ETF(p)	13,148	559,973
iShares Russell 2000 ETF(p)	476	96,576
iShares Russell Mid-Cap Growth ETF(p)	2,067	228,093

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
VanEck J. P. Morgan EM Local Currency Bond ETF	43,378	$ 1,031,529
VanEck Semiconductor ETF(f)	1,256	327,439
Total Investment Companies — 1.2% (Cost: $9,067,861)		9,173,597

		Par (000)
Municipal Bonds
California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	USD	180	180,162
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	1,000,817
			1,180,979
Florida — 0.1%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)		325	345,098
Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		70	71,732
Series A, 4.00%, 07/01/41		145	147,671
			219,403
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	119,547
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 05/01/49		1,000	1,046,589
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	69,322
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	189,883
Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51		1,769	911,701
Series A-1, 0.00%, 11/01/43		124	76,096
			987,797
Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	280,326
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,365,665
Security		Par (000)	Value
Texas (continued)
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47	USD	155	$ 148,074
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		360	360,962
			2,155,027
Total Municipal Bonds — 0.8% (Cost: $6,309,062)			6,313,645
Non-Agency Mortgage-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 7.02%, 05/17/41(a)(b)		979	977,164
Ireland(a)(c) — 0.1%
Agora Securities U.K. DAC, Series 2021-1X, Class A, (3-mo. LIBOR GBP + 1.20%), 6.40%, 07/22/31	GBP	300	376,001
Last Mile Securities PE, Series 2021-1X, Class A1, (3- mo. EURIBOR + 0.90%), 4.72%, 08/17/31	EUR	300	320,556
			696,557
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 4.35%, 06/15/53(a)(c)		110	118,395
United Kingdom(a)(c) — 0.3%
Atlas Funding PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.85%), 6.06%, 09/20/61	GBP	281	355,306
Canada Square Funding PLC, Series 2021-2, Class B, (3-mo. LIBOR GBP + 1.20%), 6.43%, 06/17/58		112	141,322
Exmoor Funding PLC
Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.88%), 6.09%, 03/25/94		232	293,169
Series 2024-1, Class B, (3-mo. LIBOR GBP + 1.50%), 6.71%, 03/25/94		100	126,364
Finsbury Square, Series 2021-1GRX, Class A, (3-mo. LIBOR GBP + 0.65%), 5.88%, 12/16/67		90	113,432
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3-mo. LIBOR GBP + 0.75%), 5.98%, 05/15/51		92	116,134
Mortimer BTL PLC, Series 2021-1, Class B, (3-mo. LIBOR GBP + 1.10%), 6.33%, 06/23/53		100	126,167
Precise Mortgage Funding, Series 2024-1, Class A, (3- mo. LIBOR GBP + 0.98%), 6.18%, 07/16/60		224	285,147
Stratton Mortgage Funding, Series 2024-3, Class A, (3- mo. LIBOR GBP + 0.98%), 6.18%, 06/25/49		199	251,518
Together Asset Backed Securitisation PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.23%), 6.44%, 04/20/65		288	366,785
			2,175,344
United States — 8.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	USD	250	206,625
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 7.75%, 09/15/34(a)(b)		635	577,325
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class E, 1.75%, 05/15/53	USD	1,326	$ 889,646
Series 2020-MF1, Class XA, 1.06%, 05/15/53(a)		14,701	616,698
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 7.01%, 07/15/41(a)(b)		340	339,255
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 7.58%, 12/15/36(a)(b)		200	187,125
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. Term SOFR + 2.05%), 7.38%, 11/15/32(a)(b)		150	148,986
Bank
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	22,176
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		1,660	1,715,049
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,135,596
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.55%, 12/17/53(a)		4,998	323,840
BFLD Mortgage Trust, Class A, 07/15/41(a)(b)(e)		240	239,375
BHMS(a)(b)
Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 6.88%, 07/15/35		170	169,755
Series 2018-ATLS, Class B, (1 mo. Term SOFR + 1.80%), 7.13%, 07/15/35		1,145	1,137,793
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 8.72%, 06/15/41(a)(b)		310	307,678
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.81%, 03/10/33(b)		117	115,323
BX Commercial Mortgage Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. Term SOFR + 4.01%), 9.34%, 01/15/34		582	565,170
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 8.47%, 06/15/27		1,429	1,431,233
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 7.09%, 12/09/40		3,000	3,001,868
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 8.92%, 12/09/40		760	761,184
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 6.97%, 05/15/41		510	508,724
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 9.07%, 02/15/39		750	744,101
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 8.47%, 02/15/39		739	736,874
BX Trust(a)(b)
Series 2021, Class F, (1 mo. Term SOFR + 4.04%), 9.37%, 06/15/36		790	701,895
Series 2021-ARIA, Class C, (1 mo. Term SOFR + 1.76%), 7.09%, 10/15/36		750	736,875
Series 2021-LBA, Class GJV, (1 mo. Term SOFR + 3.11%), 8.44%, 02/15/36		134	126,345
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.11%), 8.44%, 02/15/36		712	672,328
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 8.44%, 01/15/34		299	292,361
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 8.02%, 05/15/38		1,385	1,388,462
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 9.02%, 04/15/29		745	741,838
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 6.84%, 06/15/37		600	597,193
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 9.77%, 03/15/41		1,100	1,088,987
Security		Par (000)	Value
United States (continued)
BX Trust(a)(b) (continued)
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 10.72%, 03/15/41	USD	350	$ 345,663
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 6.81%, 07/15/29		750	749,059
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 9.26%, 07/15/29		375	371,722
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	91,824
Series 2017-CC, Class E, 3.67%, 08/13/37		220	173,932
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 7.95%, 09/15/38(a)(b)		1,495	1,502,277
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,620,160
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	690,754
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	300,824
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	851,261
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. Term SOFR + 3.61%), 8.93%, 11/15/37(a)(b)		983	981,902
Commercial Mortgage Trust(a)
Series 2016-DC2, Class B, 4.81%, 02/10/49		100	95,782
Series 2016-DC2, Class C, 4.81%, 02/10/49		100	94,619
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(b)		1,000	959,522
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 7.14%, 06/15/41(b)		170	169,434
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 9.79%, 06/15/41(b)		235	234,226
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.88%, 08/15/51(a)		750	660,430
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		780	734,612
CSMC BHAR, Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 6.59%, 11/15/38(a)(b)		1,850	1,840,769
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1 mo. Term SOFR + 1.60%), 6.93%, 05/15/35(a)(b)		91	90,180
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		312	312,170
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(b)		300	251,992
DC Trust, Series 2024-HLTN, Class F, 10.66%, 04/13/28(a)(b)		750	749,524
DK Trust, Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 9.33%, 03/15/34(a)(b)		1,100	1,099,323
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		330	330,279
Series 2024-ELM, Class A15, 5.80%, 06/10/39		330	330,279
Series 2024-ELM, Class E10, 7.79%, 06/10/39		350	350,198
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 8.29%, 07/15/38		726	724,875
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 9.14%, 07/15/38		1,117	1,112,400
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1 mo. Term SOFR + 2.46%), 7.79%, 02/15/38(a)(b)		340	27,560
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 6.87%, 03/15/39(a)(b)		1,100	1,097,592
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.69%, 09/10/38(a)(b)		1,370	1,338,767
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.26%), 6.74%, 05/15/26		100	92,961

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
GS Mortgage Securities Corp. Trust(a)(b) (continued)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 8.12%, 03/15/28	USD	1,500	$ 1,501,875
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.82%, 12/12/53(a)(b)		3,582	278,798
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 7.02%, 05/15/41(a)(b)		1,100	1,099,312
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 8.52%, 05/15/37(a)(b)		750	748,125
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		750	758,508
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	950,606
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)		450	414,325
Series 2018-AON, Class A, 4.13%, 07/05/31		600	543,071
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 8.14%, 04/15/38(a)		800	792,508
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 6.94%, 06/15/39		130	129,512
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 8.51%, 06/15/39		375	373,124
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1 mo. Term SOFR + 4.29%), 9.62%, 12/15/36(a)(b)		750	750,000
LBA Trust(a)(b)
Series 2024-BOLT, Class A, (1 mo. Term SOFR + 1.59%), 6.92%, 06/15/26		520	517,563
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 9.77%, 06/15/26		250	249,356
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		110	93,500
Series 2017-330M, Class E, 4.17%, 08/15/34		130	100,100
MCM Trust(d)
0.00%, 09/25/31(m)		641	419,762
2.50%, 01/01/59(b)		675	647,239
MCR Mortgage Trust(b)
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 9.98%, 02/15/37(a)		647	651,281
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	159,710
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	234,122
MED Trust(a)(b)
Series 2021, Class A, (1 mo. Term SOFR + 1.06%), 6.39%, 11/15/38		1,493	1,489,572
Series 2021, Class E, (1 mo. Term SOFR + 3.26%), 8.59%, 11/15/38		398	397,841
Series 2021-MDLN, Class G, (1 mo. Term SOFR + 5.36%), 10.69%, 11/15/38		636	635,743
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 8.19%, 07/15/38(a)(b)		760	749,558
Morgan Stanley Capital I Trust(a)(b)
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 9.98%, 11/15/34		260	256,561
Series 2018-MP, Class A, 4.42%, 07/11/40		1,000	876,154
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	346,628
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	93,141
Security		Par (000)	Value
United States (continued)
Olympic Tower Mortgage Trust(a)(b) (continued)
Series 2017-OT, Class E, 4.08%, 05/10/39	USD	160	$ 109,407
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(b)		850	704,792
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 8.19%, 01/15/36(a)(b)		270	223,897
Open Trust, Series 2023, Class A, (1 mo. Term SOFR + 3.09%), 8.42%, 10/15/28(a)(b)		849	858,238
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 7.22%, 06/15/39(a)(b)		750	748,125
TPGI Trust, Series 2021-DGWD, Class E, (1 mo. Term SOFR + 2.46%), 7.79%, 06/15/26(a)(b)		800	796,041
TVC DSCR(d)
Series 21-1, 0.00%, 02/01/51		314	271,755
Series 21-1, Class A, 2.38%, 02/01/51(b)		818	747,018
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		1,700	1,558,515
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		59	49,545
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.11%, 01/15/59(a)		1,400	1,321,161
Series 2019-C50, Class XA, 1.57%, 05/15/52(a)		12,414	604,014
Series 2021-C59, Class XA, 1.64%, 04/15/54(a)		987	70,212
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		106	103,988
Series 2024-BPRC, Class C, 07/15/43(b)(e)		400	400,000
			67,428,858
Total Non-Agency Mortgage-Backed Securities — 9.0% (Cost: $73,317,265)			71,396,318
Preferred Securities
Capital Trusts — 1.0%(a)
Denmark — 0.0%
Orsted A/S, 2.50%(c)	GBP	200	181,398
France(c)(l) — 0.1%
Electricite de France SA
6.00%		200	246,268
3.38%	EUR	400	373,308
			619,576
Germany(c) — 0.1%
Bayer AG
4.50%, 03/25/82		100	103,007
7.00%, 09/25/83		100	110,469
5.38%, 03/25/82		200	203,781
Commerzbank AG, 6.50%(l)		200	210,096
Volkswagen International Finance NV, 3.88%(l)		300	299,037
			926,390
Ireland — 0.0%
AIB Group PLC, 5.25%(c)(l)		200	213,387
Italy — 0.0%
Intesa Sanpaolo SpA, 5.88%(c)(l)		200	213,655
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(l)	USD	200	187,287
Netherlands(l) — 0.1%
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	203,481
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
ING Groep NV, 5.75%	USD	200	$ 192,257
Koninklijke KPN NV, 2.00%(c)	EUR	100	105,364
			501,102
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(c)		250	290,495
Portugal — 0.0%
EDP - Energias de Portugal SA, 4.75%, 05/29/54(c)		100	106,426
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(c)(l)	USD	414	389,781
Spain(c)(l) — 0.2%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	208,300
Banco Bilbao Vizcaya Argentaria SA, 6.00%		200	213,119
CaixaBank SA, 5.88%		200	209,713
Naturgy Finance BV, 2.37%		100	101,481
Repsol International Finance BV, 4.25%		200	210,605
Telefonica Europe BV
6.14%		300	336,524
6.75%		100	116,194
5.75%		200	219,065
3.88%		200	211,349
			1,826,350
Switzerland — 0.0%
UBS Group AG, 5.13%(c)(l)	USD	200	190,500
United Kingdom — 0.2%
Barclays PLC, 7.13%(l)	GBP	200	250,608
British Telecommunications PLC, 8.38%, 12/20/83(c)		100	134,340
Centrica PLC, 6.50%, 05/21/55(c)		100	127,673
Lloyds Banking Group PLC, 4.95%(c)(l)	EUR	200	210,991
Nationwide Building Society, 5.88%(c)(l)	GBP	200	251,217
Vodafone Group PLC, 2.63%, 08/27/80(c)	EUR	149	153,398
			1,128,227
United States — 0.2%
BP Capital Markets PLC, 3.25%(c)(l)		100	104,601
Citigroup, Inc., Series Y, 4.15%(l)	USD	36	33,602
JPMorgan Chase & Co., Series KK, 3.65%(l)		36	34,051
Southern Co., 1.88%, 09/15/81	EUR	1,000	953,377
			1,125,631
			7,900,205

	Shares
Preferred Stocks — 0.5%(d)
United States — 0.5%
Cap Hill Brands(f)	265,896	55,838
Coreweave, Inc., 10.00%, 03/25/49(f)(j)	418,000	418,000
Davidson Homes LLC, 12.00%, 04/01/49(f)(j)	1,474	1,343,183
Dream Finders Homes, Inc., 9.00%, 12/31/49	1,320	1,260,600
Insight M, Inc., Series D(f)	270,943	94,640
Lessen Holdings, Inc.(f)	10,022	55,021
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(f)(h)	6,037	78,179
Security	Shares	Value
United States (continued)
Verge Genomics, Inc.(f)(h)
Series B, (Acquired 11/05/21, Cost: $165,930)	31,150	$ 201,541
Series C PRVT, (Acquired 09/06/23, Cost: $26,514)	3,687	26,546
Versa Networks, Inc., Series E CONV Preferred, (Acquired 10/14/22, Cost: $491,084), 12.00%, 10/07/32(f)(h)(j)	168,283	674,815
		4,208,363
Total Preferred Securities — 1.5% (Cost: $12,360,533)		12,108,568

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.9%
Fannie Mae REMICS
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 6.39%, 06/25/54	USD	1,331	1,329,086
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 6.39%, 06/25/54		1,607	1,608,313
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 6.59%, 03/25/54		544	546,471
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 6.54%, 06/25/54		1,358	1,365,547
Series 5425, Class FK, (30-day Avg SOFR + 1.20%), 6.54%, 06/25/54		1,003	1,007,806
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 6.54%, 05/25/54		1,514	1,515,247
			7,372,470
Commercial Mortgage-Backed Securities(a) — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.12%, 10/25/30		4,024	199,026
Series KW09, Class X1, 0.94%, 05/25/29		14,453	412,631
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.66%, 02/25/52(b)		750	678,599
			1,290,256
Mortgage-Backed Securities — 15.3%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	4,332
6.00%, 07/01/39		22	22,016
4.00%, 01/01/41		1	1,071
3.00%, 02/01/44		35	30,751
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		57	52,931
3.50%, 04/01/31 - 01/01/48		143	134,327
3.00%, 10/01/32 - 12/01/46		137	122,521
5.00%, 05/01/38 - 11/01/48		47	46,257
5.50%, 01/01/39		15	14,680
4.00%, 08/01/40 - 12/01/45		12	10,727
4.50%, 09/01/40 - 08/01/48		127	121,879
Ginnie Mae Mortgage-Backed Securities(r)
4.00%, 10/20/40 - 07/15/54		1,584	1,468,272
3.50%, 01/15/42 - 07/15/54		2,328	2,099,167
5.00%, 10/20/44 - 07/15/54		1,464	1,426,236

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(r) (continued)
3.00%, 02/15/45 - 07/15/54	USD	3,093	$ 2,696,398
4.50%, 03/15/47 - 07/15/54		1,399	1,331,946
2.00%, 08/20/50 - 07/15/54		4,202	3,401,208
2.50%, 04/20/51 - 07/15/54		4,272	3,591,759
5.50%, 07/15/54		1,430	1,418,702
6.00%, 07/15/54		1,094	1,098,543
6.50%, 07/15/54		809	820,527
Uniform Mortgage-Backed Securities(r)
2.50%, 09/01/27 - 07/15/54		14,462	12,034,751
3.00%, 07/01/29 - 07/15/54		7,997	6,915,855
3.50%, 07/01/29 - 07/15/54		44,576	39,495,036
2.00%, 10/01/31 - 07/15/54		21,407	17,260,965
4.00%, 09/01/33 - 07/15/54		4,624	4,273,252
5.00%, 09/01/35 - 07/15/54		2,882	2,795,771
5.50%, 12/01/38 - 07/15/54		3,305	3,263,786
1.50%, 07/15/39 - 07/15/54		4,749	3,800,068
4.50%, 07/15/39 - 07/15/54		7,224	6,838,735
6.00%, 10/01/53 - 07/15/54		2,731	2,741,876
6.50%, 10/01/53 - 07/15/54		2,231	2,272,523
			121,606,868
Total U.S. Government Sponsored Agency Securities — 16.4% (Cost: $134,115,957)			130,269,594
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes, 0.38%, 01/15/27		1,947	1,850,427
Total U.S. Treasury Obligations — 0.2% (Cost: $1,929,672)			1,850,427

	Shares
Warrants
United States(f) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 0.01 Shares for 1 Warrant, Expires 06/03/26, Strike Price USD 1,150.00)	9,002	2
Davidson Homes LLC, (Expires 05/16/34, Strike Price USD 8.47)(d)	10,230	105,369
Insight M, Inc.(d)	92,500	—
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	12,334	1
New York Community Bancorp, Inc. Series C, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(d)(h)	74	144,435
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	31
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	904
Sonder Holdings Inc.(d)	2,292	9,260
Security	Shares	Value
United States (continued)
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(d)(h)	20,741	$ 70,105
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Expires 12/03/28, Strike Price USD 11.50)(h)	6,834	99
		330,206
Venezuela — 0.0%
Venezuela Government International Bond(a)(f)	3,000	15,000
Total Warrants — 0.0% (Cost: $129,505)		345,206
Total Long-Term Investments — 86.8% (Cost: $714,506,532)		690,812,773

		Par (000)
Short-Term Securities
Certificates of Deposit — 1.0%
United States — 1.0%
Bank of America NA, 5.22%, 02/06/25	USD	1,100	1,097,970
Bank of Nova Scotia/Houston, 6.00%, 10/18/24		910	910,934
Credit Agricole Corp., 5.50%, 01/31/25		1,250	1,250,005
Natixis SA, 5.99%, 10/17/24		2,000	2,001,921
Toronto-Dominion Bank/New York
5.93%, 08/15/24		1,500	1,500,470
6.00%, 09/09/24		1,490	1,490,807
			8,252,107
Commercial Paper — 2.0%
Australia — 0.1%
Macquarie Bank Ltd., 6.01%, 08/20/24(s)		1,120	1,111,059
France — 0.1%
LVMH Moet Hennessy Louis Vuitton, Inc., 5.21%, 02/05/25(s)		1,100	1,064,804
Germany(s) — 0.4%
Bayer Corp.
5.69%, 07/09/24		1,100	1,098,129
Series 2020, 6.27%, 08/12/24(b)		1,000	992,925
Series 2020, 6.29%, 09/10/24(b)		1,120	1,106,935
			3,197,989
Netherlands — 0.2%
ING U.S. Funding LLC, 5.40%, 09/10/24(b)(s)		1,575	1,557,543
New Zealand — 0.2%
Westpac Securities NZ Ltd./London, 5.49%, 05/16/25(b)(s)		1,500	1,430,233
United Kingdom — 0.2%
Lloyds Bank Corporate Markets PLC/New York, 5.53%, 02/03/25(s)		1,250	1,209,776
United States(s) — 0.8%
HSBC USA, Inc.
6.49%, 08/12/24(b)		450	446,941
6.46%, 08/22/24		1,500	1,487,451
6.46%, 09/09/24(b)		1,120	1,107,506
6.52%, 10/11/24(b)		1,572	1,546,792
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HSBC USA, Inc. (continued)
6.29%, 11/27/24(b)	USD	750	$ 732,714
0.00%, 02/12/25(b)		735	710,123
			6,031,527
			15,602,931
Foreign Agency Obligations — 0.3%
Egypt — 0.3%
Egypt Treasury Bills(s)
31.20%, 12/10/24	EGP	36,800	343,646
30.25%, 03/18/25		89,000	782,080
Series 364D, 30.00%, 09/17/24		42,200	413,346
Series 364D, 26.00%, 10/01/24		2,725	53,279
Series 364D, 25.98%, 02/18/25		32,425	580,065
			2,172,416

Shares
Money Market Funds — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(p)(t)	51,778,417	51,778,417

		Par (000)
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bills, 5.41%, 07/18/24(s)	USD	15,250	15,212,121
U.S. Treasury Floating Rate Notes, (3-mo. U.S. Treasury Money Market Yield + 0.25%), 5.55%, 01/31/26(a)(u)		3,640	3,645,673
U.S. Treasury Inflation-Indexed Notes, (0.32%), 04/15/25		4,248	4,132,284
			22,990,078
Total Short-Term Securities — 12.7% (Cost: $100,736,146)			100,795,949
Options Purchased — 0.1% (Cost: $1,793,753)			1,220,135
Total Investments Before TBA Sale Commitments and Options Written — 99.6% (Cost: $817,036,431)			792,828,857
TBA Sale Commitments(r)
United States — (0.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/54		(45)	(36,411)
2.50%, 07/15/54		(55)	(46,228)
3.00%, 07/15/54		(50)	(43,559)
3.50%, 07/15/54		(37)	(33,219)
Security		Par (000)	Value
United States (continued)
Uniform Mortgage-Backed Securities
1.50%, 07/15/39 - 07/15/54	USD	(50)	$ (39,900)
2.00%, 07/15/39 - 07/15/54		(221)	(176,290)
2.50%, 07/15/54		(127)	(103,689)
3.00%, 07/15/54		(76)	(64,642)
3.50%, 07/15/54		(60)	(53,100)
4.00%, 07/15/54		(14)	(12,810)
4.50%, 07/15/54		(12)	(11,312)
Total TBA Sale Commitments — (0.1)% (Proceeds: $(620,728))			(621,160)
Options Written — (0.1)% (Premiums Received: $(1,866,714))			(1,460,601)
Total Investments, Net of TBA Sale Commitments and Options Written — 99.4% (Cost: $814,548,989)			790,747,096
Other Assets Less Liabilities — 0.6%			4,864,031
Net Assets — 100.0%			$ 795,611,127

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	When-issued security.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,269,695, representing 0.3% of its net assets as of period end, and an original cost of $1,836,586.

(i)	Convertible security.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Zero-coupon bond.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(r)	Represents or includes a TBA transaction.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,532,084	$ 41,246,333 (a)	$ —	$ —	$ —	$ 51,778,417	51,778,417	$ 734,951	$ —
iShares 0-5 Year TIPS Bond ETF	695,059	—	—	—	6,345	701,404	7,050	9,564	—
iShares Bitcoin Trust	—	570,720	—	—	(24,479)	546,241	16,000	—	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	3,919,803	2,086,922	(6,004,626)	108,394	(110,493)	—	—	53,470	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,300,912	—	—	—	(137,586)	4,163,326	38,866	78,200	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,515	—	—	—	(10,332)	1,576,183	17,814	32,811	—
iShares Latin America 40 ETF	284,265	—	—	—	(42,063)	242,202	9,782	6,475	—
iShares MSCI Brazil ETF	315,794	—	—	—	(68,922)	246,872	9,033	8,259	—
iShares MSCI Emerging Markets ETF	528,681	—	—	—	31,292	559,973	13,148	3,811	—
iShares Russell 2000 ETF	95,538	—	—	—	1,038	96,576	476	516	—
iShares Russell Mid-Cap Growth ETF	215,919	—	—	—	12,174	228,093	2,067	462	—
				$ 108,394	$ (343,026)	$ 60,139,287		$ 928,519	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	216	09/06/24	$ 26,936	$ 186,184
Euro BTP	132	09/06/24	16,298	(118,796)
Euro Bund	9	09/06/24	1,269	(3,767)
Euro OAT	141	09/06/24	18,592	(148,480)
Euro-Schatz	180	09/06/24	20,376	83,316
10-Year Japanese Government Treasury Bonds	14	09/12/24	12,431	(5,687)
10-Year Australian Treasury Bonds	147	09/16/24	11,137	(94,343)
3-Year Australian Treasury Bonds	84	09/16/24	5,909	(31,957)
3-Month SOFR	16	09/17/24	3,786	(2,122)
10-Year Canadian Bond	158	09/18/24	13,867	111,768
U.S. Long Bond	91	09/19/24	10,727	41,528
Euro Stoxx Banks Index	45	09/20/24	331	(1,800)
MSCI Emerging Markets Index	3	09/20/24	163	(1,315)
NASDAQ 100 E-Mini Index	12	09/20/24	4,783	(51,274)
Long Gilt	82	09/26/24	10,114	70,403
3-Month SONIA Index	19	03/18/25	5,721	(1,096)
				32,562
Short Contracts
30-Year Euro Buxl Bond	7	09/06/24	976	(19,069)
Short Term Euro BTP	27	09/06/24	3,036	(2,336)
10-Year U.S. Treasury Note	1,010	09/19/24	110,942	(732,926)
10-Year U.S. Ultra Long Treasury Note	579	09/19/24	65,590	(465,450)
Ultra U.S. Treasury Bond	212	09/19/24	26,407	(20,373)
E-mini Russell 2000 Index	8	09/20/24	826	(9,037)
Euro Stoxx 50 Index	12	09/20/24	632	(161)
S&P 500 E-Mini Index	26	09/20/24	7,178	35,989
2-Year U.S. Treasury Note	1,981	09/30/24	404,557	(426,149)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
5-Year U.S. Treasury Note	1,126	09/30/24	$ 119,937	$ (691,211)
3-Month SOFR	66	03/18/25	15,699	80,921
				(2,249,802)
				$ (2,217,240)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	236,000	BRL	1,257,424	Barclays Bank PLC	07/02/24	$ 11,062
USD	148,076	BRL	823,141	BNP Paribas SA	07/02/24	826
USD	152,508	BRL	847,776	BNP Paribas SA	07/02/24	851
USD	152,761	BRL	849,181	BNP Paribas SA	07/02/24	853
USD	156,000	BRL	827,885	BNP Paribas SA	07/02/24	7,902
USD	228,509	BRL	1,270,257	BNP Paribas SA	07/02/24	1,275
USD	431,884	BRL	2,400,798	BNP Paribas SA	07/02/24	2,410
USD	105,000	BRL	543,631	Goldman Sachs International	07/02/24	7,751
USD	243,500	BRL	1,338,425	Goldman Sachs International	07/02/24	4,072
USD	314,000	BRL	1,702,448	Goldman Sachs International	07/02/24	9,453
USD	117,500	BRL	623,925	JPMorgan Chase Bank N.A.	07/02/24	5,888
USD	220,000	BRL	1,168,200	JPMorgan Chase Bank N.A.	07/02/24	11,023
USD	218,551	BRL	1,214,902	UBS AG	07/02/24	1,220
USD	102,399	EUR	94,270	Morgan Stanley & Co. International PLC	07/02/24	1,440
USD	117,779	EUR	108,430	Morgan Stanley & Co. International PLC	07/02/24	1,657
USD	337,710	EUR	310,923	Standard Chartered Bank	07/02/24	4,728
ZAR	26,268,149	USD	1,428,661	Canadian Imperial Bank of Commerce	07/02/24	15,139
ZAR	11,678,629	USD	605,911	Morgan Stanley & Co. International PLC	07/02/24	35,992
AUD	817,071	USD	544,123	Bank of America N.A.	07/03/24	958
CAD	3,407,000	USD	2,488,013	Toronto-Dominion Bank	07/03/24	2,451
CNY	30,592,000	USD	4,193,845	State Street Bank and Trust Co.	07/03/24	27,480
MXN	102,620,000	USD	5,607,879	State Street Bank and Trust Co.	07/03/24	481
USD	2,500,992	CAD	3,407,000	Deutsche Bank AG	07/03/24	10,528
USD	4,224,670	CNH	30,592,000	HSBC Bank PLC	07/03/24	33,824
USD	2,045,928	EUR	1,910,000	Barclays Bank PLC	07/03/24	319
USD	300,666	EUR	280,000	Deutsche Bank AG	07/03/24	786
USD	430,186	EUR	400,000	Deutsche Bank AG	07/03/24	1,786
USD	249,420	EUR	230,000	State Street Bank and Trust Co.	07/03/24	3,090
USD	89,180	GBP	70,000	Bank of America N.A.	07/03/24	692
USD	102,364	GBP	80,000	Bank of America N.A.	07/03/24	1,235
USD	319,186	GBP	250,000	Bank of America N.A.	07/03/24	3,159
USD	381,162	GBP	300,000	Bank of America N.A.	07/03/24	1,930
USD	165,508	GBP	130,000	Deutsche Bank AG	07/03/24	1,174
USD	259,879	GBP	204,218	Standard Chartered Bank	07/03/24	1,726
USD	4,719,170	JPY	738,393,000	Bank of America N.A.	07/03/24	129,046
USD	4,043,483	JPY	636,790,000	Commonwealth Bank of Australia	07/03/24	84,961
USD	272,919	JPY	43,470,000	State Street Bank and Trust Co.	07/03/24	2,693
USD	6,008,148	MXN	102,620,000	State Street Bank and Trust Co.	07/03/24	399,788
USD	238,545	NOK	2,500,000	UBS AG	07/03/24	4,391
USD	1,264,378	PLN	4,966,000	State Street Bank and Trust Co.	07/03/24	30,799
USD	147,435	SEK	1,550,000	Barclays Bank PLC	07/03/24	1,188
USD	106,976	SEK	1,124,000	Citibank N.A.	07/03/24	923
ZAR	2,600,000	USD	142,886	State Street Bank and Trust Co.	07/03/24	9
COP	1,120,750,405	USD	268,315	State Street Bank and Trust Co.	07/17/24	964
HUF	313,747,776	USD	848,777	Deutsche Bank AG	07/17/24	1,437
MXN	19,969,181	USD	1,073,972	UBS AG	07/17/24	15,068
PLN	9,688,640	USD	2,387,765	UBS AG	07/17/24	18,611
USD	7,571,856	BRL	39,248,718	Goldman Sachs International	07/17/24	562,740

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,935,261	COP	11,537,484,443	Citibank N.A.	07/17/24	$ 163,195
USD	293,964	COP	1,137,934,648	State Street Bank and Trust Co.	07/17/24	20,557
USD	1,185,728	COP	4,669,042,500	State Street Bank and Trust Co.	07/17/24	63,916
USD	2,621,123	CZK	60,163,065	The Bank of New York Mellon	07/17/24	48,388
USD	173,879	EUR	161,000	Deutsche Bank AG	07/17/24	1,335
USD	239,381	EUR	221,650	Deutsche Bank AG	07/17/24	1,838
USD	60,740	EUR	56,098	Morgan Stanley & Co. International PLC	07/17/24	620
USD	94,302	EUR	87,095	Morgan Stanley & Co. International PLC	07/17/24	962
USD	116,162	EUR	107,284	Morgan Stanley & Co. International PLC	07/17/24	1,185
USD	204,370	EUR	188,751	Morgan Stanley & Co. International PLC	07/17/24	2,085
USD	226,151	EUR	208,868	Morgan Stanley & Co. International PLC	07/17/24	2,307
USD	295,822	EUR	273,214	Morgan Stanley & Co. International PLC	07/17/24	3,018
USD	328,240	IDR	5,349,490,877	Barclays Bank PLC	07/17/24	1,227
USD	2,358,588	IDR	37,551,086,436	Barclays Bank PLC	07/17/24	63,103
USD	78,079	PEN	292,202	Citibank N.A.	07/17/24	2,053
USD	156,398	PEN	584,286	Citibank N.A.	07/17/24	4,378
USD	333,728	PEN	1,272,500	Citibank N.A.	07/17/24	2,648
USD	489,050	PEN	1,821,370	Citibank N.A.	07/17/24	15,165
USD	334,428	PEN	1,272,500	Morgan Stanley & Co. International PLC	07/17/24	3,348
USD	115,949	UYU	4,501,126	Citibank N.A.	07/17/24	3,533
USD	149,820	EUR	138,000	Morgan Stanley & Co. International PLC	07/18/24	1,918
USD	86,754	PEN	324,668	Citibank N.A.	07/18/24	2,282
USD	173,775	PEN	649,207	Citibank N.A.	07/18/24	4,864
USD	215,054	PEN	820,000	Citibank N.A.	07/18/24	1,706
USD	270,053	PEN	1,030,794	Citibank N.A.	07/18/24	1,861
USD	215,506	PEN	820,000	Morgan Stanley & Co. International PLC	07/18/24	2,158
TRY	5,328,566	USD	158,000	UBS AG	07/22/24	1,670
TRY	15,142,570	USD	449,000	UBS AG	07/22/24	4,745
USD	545,070	COP	2,105,061,000	Citibank N.A.	07/22/24	39,680
USD	813,387	COP	3,141,300,000	Citibank N.A.	07/22/24	59,213
USD	288,639	EUR	269,004	Deutsche Bank AG	07/24/24	252
AUD	166,522	EUR	103,500	Natwest Markets PLC	07/26/24	191
CLP	149,231,000	USD	158,000	Citibank N.A.	07/26/24	551
CLP	224,791,000	USD	238,000	Citibank N.A.	07/26/24	830
COP	1,283,543,800	GBP	242,000	Morgan Stanley & Co. International PLC	07/26/24	2,015
COP	330,600,780	USD	79,000	Barclays Bank PLC	07/26/24	324
COP	658,970,600	USD	158,000	Citibank N.A.	07/26/24	112
EUR	343,000	GBP	290,467	Bank of America N.A.	07/26/24	519
EUR	572,000	GBP	484,484	Commonwealth Bank of Australia	07/26/24	752
GBP	253,000	USD	319,711	Commonwealth Bank of Australia	07/26/24	151
HUF	58,385,740	USD	158,000	Barclays Bank PLC	07/26/24	165
HUF	87,741,026	USD	237,000	Barclays Bank PLC	07/26/24	687
HUF	87,948,140	USD	238,000	Barclays Bank PLC	07/26/24	248
HUF	167,200,596	USD	449,000	Toronto-Dominion Bank	07/26/24	3,940
IDR	6,334,464,000	USD	384,000	Deutsche Bank AG	07/26/24	3,153
INR	44,781,509	USD	535,376	Morgan Stanley & Co. International PLC	07/26/24	1,341
KRW	906,882,370	USD	653,350	Barclays Bank PLC	07/26/24	4,579
KRW	321,691,986	USD	232,000	Goldman Sachs International	07/26/24	1,382
MXN	3,684,604	USD	199,000	Bank of America N.A.	07/26/24	1,664
MXN	7,286,277	USD	396,000	BNP Paribas SA	07/26/24	812
MXN	1,451,672	USD	79,000	Goldman Sachs International	07/26/24	58
MXN	4,373,393	USD	238,000	Goldman Sachs International	07/26/24	176
MXN	4,389,791	USD	238,000	Goldman Sachs International	07/26/24	1,069
MXN	12,450,037	USD	675,000	Goldman Sachs International	07/26/24	3,031
MXN	10,136,384	USD	548,000	JPMorgan Chase Bank N.A.	07/26/24	4,029
MXN	14,797,641	USD	800,000	JPMorgan Chase Bank N.A.	07/26/24	5,882
PLN	961,402	EUR	222,000	BNP Paribas SA	07/26/24	742
PLN	1,827,530	EUR	422,000	BNP Paribas SA	07/26/24	1,410
PLN	4,478,703	USD	1,110,000	Bank of America N.A.	07/26/24	2,269
RON	1,761,390	USD	378,047	Goldman Sachs International	07/26/24	842
THB	8,690,553	USD	237,000	Citibank N.A.	07/26/24	271
THB	17,491,113	USD	477,000	Citibank N.A.	07/26/24	545
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	3,994,120	USD	109,000	HSBC Bank PLC	07/26/24	$ 48
TRY	7,451,083	USD	218,869	Citibank N.A.	07/26/24	3,426
TRY	23,626,189	USD	694,000	Citibank N.A.	07/26/24	10,862
USD	107,164	AUD	160,500	UBS AG	07/26/24	25
USD	220,000	BRL	1,218,219	UBS AG	07/26/24	2,687
USD	237,000	CLP	223,017,000	BNP Paribas SA	07/26/24	55
USD	450,000	CLP	423,450,000	BNP Paribas SA	07/26/24	104
USD	158,000	CLP	147,856,400	Citibank N.A.	07/26/24	909
USD	470,000	CLP	439,826,000	Citibank N.A.	07/26/24	2,705
USD	47,521	COP	198,011,462	Barclays Bank PLC	07/26/24	10
USD	1,177,397	EUR	1,096,000	Bank of America N.A.	07/26/24	2,312
USD	233,377	GBP	184,000	State Street Bank and Trust Co.	07/26/24	750
USD	232,000	JPY	36,850,362	State Street Bank and Trust Co.	07/26/24	2,123
USD	2,021,400	MXN	37,101,386	HSBC Bank PLC	07/26/24	852
USD	237,000	PLN	948,888	BNP Paribas SA	07/26/24	1,347
USD	744,720	PLN	2,990,868	Nomura International PLC	07/26/24	1,949
USD	1,063,313	PLN	4,264,439	State Street Bank and Trust Co.	07/26/24	4,256
USD	305,000	SEK	3,177,963	Bank of America N.A.	07/26/24	4,808
USD	320,304	SEK	3,364,300	Toronto-Dominion Bank	07/26/24	2,511
USD	470,000	ZAR	8,498,741	State Street Bank and Trust Co.	07/26/24	3,709
USD	786,000	ZAR	14,214,462	State Street Bank and Trust Co.	07/26/24	6,111
USD	551,833	ZAR	9,887,535	UBS AG	07/26/24	9,345
ZAR	2,071,918	USD	112,671	Citibank N.A.	07/26/24	1,007
ZAR	2,285,664	USD	124,329	Citibank N.A.	07/26/24	1,076
ZAR	5,909,779	USD	321,374	Citibank N.A.	07/26/24	2,871
ZAR	6,519,444	USD	354,626	Citibank N.A.	07/26/24	3,069
EUR	4,919,261	USD	5,269,832	Natwest Markets PLC	08/02/24	6,142
USD	237,000	BRL	1,321,181	BNP Paribas SA	08/02/24	1,521
USD	715,000	BRL	4,002,570	UBS AG	08/02/24	1,606
USD	1,308,412	GBP	1,034,218	State Street Bank and Trust Co.	08/02/24	820
USD	127,273	HKD	993,000	BNP Paribas SA	08/02/24	1
USD	8,876,406	JPY	1,418,653,000	Royal Bank of Canada	08/02/24	17,228
USD	235,057	NOK	2,500,000	Bank of America N.A.	08/02/24	721
USD	1,233,608	PLN	4,966,000	Nomura International PLC	08/02/24	417
USD	252,808	SEK	2,674,000	Natwest Markets PLC	08/02/24	131
USD	1,471,246	COP	5,849,305,000	Citibank N.A.	08/13/24	71,438
USD	2,241,876	COP	8,913,138,107	Citibank N.A.	08/13/24	108,857
USD	722,582	COP	2,949,940,000	Citibank N.A.	08/14/24	16,723
USD	1,470,908	COP	6,004,981,000	Citibank N.A.	08/14/24	34,041
USD	2,849,479	COP	11,632,999,000	Citibank N.A.	08/14/24	65,945
COP	843,222,800	USD	197,974	Barclays Bank PLC	08/15/24	3,764
COP	2,089,906,000	USD	490,675	Barclays Bank PLC	08/15/24	9,328
COP	2,168,287,200	USD	501,442	BNP Paribas SA	08/15/24	17,313
COP	5,374,044,000	USD	1,242,812	BNP Paribas SA	08/15/24	42,909
COP	2,993,471,000	USD	692,452	Morgan Stanley & Co. International PLC	08/15/24	23,725
USD	1,375,542	BRL	7,196,149	State Street Bank and Trust Co.	08/15/24	94,631
USD	1,167,594	CZK	26,558,931	Morgan Stanley & Co. International PLC	08/29/24	30,806
AUD	1,900,000	JPY	194,490,650	Commonwealth Bank of Australia	09/18/24	46,858
AUD	23,402,433	USD	15,483,611	Commonwealth Bank of Australia	09/18/24	159,427
AUD	1,900,377	USD	1,257,111	Toronto-Dominion Bank	09/18/24	13,170
CAD	467,679	USD	340,000	Morgan Stanley & Co. International PLC	09/18/24	2,484
CAD	2,241,262	USD	1,629,385	Morgan Stanley & Co. International PLC	09/18/24	11,902
CAD	23,218,891	USD	16,880,000	Morgan Stanley & Co. International PLC	09/18/24	123,305
EUR	69,394	PLN	300,000	Deutsche Bank AG	09/18/24	141
EUR	1,461,562	USD	1,567,774	Bank of America N.A.	09/18/24	3,324
EUR	3,303,536	USD	3,549,438	BNP Paribas SA	09/18/24	1,680
INR	720,150,000	USD	8,588,807	HSBC Bank USA N.A.	09/18/24	27,489
INR	60,253,004	USD	718,541	State Street Bank and Trust Co.	09/18/24	2,361
MXN	12,163,867	USD	651,812	Morgan Stanley & Co. International PLC	09/18/24	5,122
MXN	57,920,000	USD	3,103,632	Morgan Stanley & Co. International PLC	09/18/24	24,453
MXN	58,605,221	USD	3,140,000	State Street Bank and Trust Co.	09/18/24	25,092
MXN	197,616,281	USD	10,587,949	State Street Bank and Trust Co.	09/18/24	84,714

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	2,590,335	USD	550,000	Barclays Bank PLC	09/18/24	$ 187
NOK	14,420,000	SEK	14,104,000	UBS AG	09/18/24	17,198
NOK	8,768,843	USD	819,735	HSBC Bank PLC	09/18/24	3,125
NOK	20,312,315	USD	1,900,000	Morgan Stanley & Co. International PLC	09/18/24	6,088
PLN	310,000	EUR	70,756	UBS AG	09/18/24	877
PLN	1,056,594	USD	260,630	Nomura International PLC	09/18/24	1,594
PLN	7,175,587	USD	1,770,000	Nomura International PLC	09/18/24	10,828
TRY	785,152	USD	22,000	HSBC Bank PLC	09/18/24	106
USD	1,203,188	BRL	6,508,738	Royal Bank of Canada	09/18/24	48,891
USD	1,444,393	BRL	7,815,000	Royal Bank of Canada	09/18/24	58,436
USD	2,159,658	BRL	11,685,000	Royal Bank of Canada	09/18/24	87,374
USD	2,803,830	BRL	15,170,344	Royal Bank of Canada	09/18/24	113,435
USD	396,602	BRL	2,146,056	State Street Bank and Trust Co.	09/18/24	16,008
USD	917,472	BRL	4,965,000	State Street Bank and Trust Co.	09/18/24	36,951
USD	7,127	CHF	6,328	Goldman Sachs International	09/18/24	18
USD	3,592,705	CHF	3,189,766	Goldman Sachs International	09/18/24	9,160
USD	492,954	CZK	11,349,606	Morgan Stanley & Co. International PLC	09/18/24	6,919
USD	1,880,892	CZK	43,305,000	Morgan Stanley & Co. International PLC	09/18/24	26,399
USD	803	DKK	5,552	Goldman Sachs International	09/18/24	2
USD	4,650,000	EUR	4,315,971	State Street Bank and Trust Co.	09/18/24	10,571
USD	15,856,784	EUR	14,714,459	State Street Bank and Trust Co.	09/18/24	39,556
USD	19,352,927	EUR	17,962,724	State Street Bank and Trust Co.	09/18/24	43,995
USD	144,027	GBP	112,566	Deutsche Bank AG	09/18/24	1,652
USD	11,159,502	GBP	8,764,140	Natwest Markets PLC	09/18/24	74,442
USD	730,296	HUF	269,785,000	Nomura International PLC	09/18/24	785
USD	1,536,052	IDR	25,091,839,515	HSBC Bank USA N.A.	09/18/24	4,497
USD	761,000	IDR	12,431,848,200	Royal Bank of Canada	09/18/24	2,185
USD	20,380,506	JPY	3,154,109,393	Royal Bank of Canada	09/18/24	543,997
USD	32,695	SEK	341,550	HSBC Bank PLC	09/18/24	342
USD	126,486	SEK	1,321,361	HSBC Bank PLC	09/18/24	1,324
ZAR	293,253,783	USD	15,628,481	State Street Bank and Trust Co.	09/18/24	395,648
CNH	24,909	JPY	534,673	BNP Paribas SA	09/19/24	68
CNY	15,825,668	USD	2,191,834	State Street Bank and Trust Co.	09/19/24	25,245
USD	1,120,137	CNH	8,089,731	HSBC Bank PLC	09/19/24	5,648
USD	3,775,557	CNH	27,260,000	HSBC Bank PLC	09/19/24	20,060
USD	47,832	CNH	345,364	Nomura International PLC	09/19/24	252
USD	57,768	HKD	450,000	UBS AG	09/19/24	17
TRY	8,633,000	USD	225,971	UBS AG	09/25/24	15,368
TRY	8,757,000	USD	225,905	UBS AG	09/25/24	18,900
TRY	18,085,000	USD	473,380	UBS AG	09/25/24	32,193
TRY	18,359,000	USD	473,610	UBS AG	09/25/24	39,623
USD	101,526	EUR	94,270	JPMorgan Chase Bank N.A.	10/01/24	127
USD	334,856	EUR	310,923	JPMorgan Chase Bank N.A.	10/01/24	420
USD	784,748	BRL	3,989,346	Morgan Stanley & Co. International PLC	10/02/24	78,413
USD	2,313,999	BRL	12,058,943	State Street Bank and Trust Co.	10/02/24	178,898
TRY	5,923,878	USD	158,000	BNP Paribas SA	10/23/24	2,912
TRY	16,833,010	USD	449,000	Citibank N.A.	10/23/24	8,240
TRY	21,898,213	USD	590,726	UBS AG	10/23/24	4,101
USD	2,257,958	MXN	39,703,846	State Street Bank and Trust Co.	10/24/24	125,728
TRY	5,861,168	USD	158,000	Barclays Bank PLC	10/28/24	400
TRY	8,828,848	USD	238,000	Barclays Bank PLC	10/28/24	603
TRY	8,871,450	USD	238,000	Citibank N.A.	10/28/24	1,754
TRY	17,854,725	USD	479,000	Citibank N.A.	10/28/24	3,530
TRY	1,507,800	USD	38,689	Barclays Bank PLC	12/04/24	584
TRY	1,828,100	USD	46,908	Barclays Bank PLC	12/04/24	708
TRY	3,030,678	USD	74,664	Barclays Bank PLC	12/04/24	4,275
TRY	3,674,481	USD	90,525	Barclays Bank PLC	12/04/24	5,183
TRY	1,507,800	USD	38,558	Goldman Sachs International	12/04/24	715
TRY	1,828,100	USD	46,748	Goldman Sachs International	12/04/24	867
TRY	3,015,600	USD	77,472	Goldman Sachs International	12/04/24	1,074
TRY	3,656,200	USD	93,929	Goldman Sachs International	12/04/24	1,302
TRY	4,523,400	USD	116,119	Goldman Sachs International	12/04/24	1,701
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	5,484,300	USD	140,786	Goldman Sachs International	12/04/24	$ 2,062
TRY	7,029,000	USD	164,334	BNP Paribas SA	12/06/24	18,390
TRY	10,066,000	USD	235,338	BNP Paribas SA	12/06/24	26,335
TRY	26,240,000	USD	631,756	UBS AG	12/06/24	50,371
USD	728,000	CNH	5,101,096	Morgan Stanley & Co. International PLC	01/27/25	18,344
						5,442,246
BRL	1,257,425	USD	226,200	Barclays Bank PLC	07/02/24	(1,262)
BRL	823,141	USD	156,000	BNP Paribas SA	07/02/24	(8,750)
BRL	827,885	USD	148,930	BNP Paribas SA	07/02/24	(831)
BRL	847,776	USD	157,000	BNP Paribas SA	07/02/24	(5,343)
BRL	849,181	USD	157,000	BNP Paribas SA	07/02/24	(5,092)
BRL	1,270,257	USD	236,000	BNP Paribas SA	07/02/24	(8,767)
BRL	2,400,798	USD	466,000	BNP Paribas SA	07/02/24	(36,527)
BRL	543,631	USD	97,795	Goldman Sachs International	07/02/24	(546)
BRL	1,338,425	USD	240,771	Goldman Sachs International	07/02/24	(1,344)
BRL	1,702,448	USD	306,256	Goldman Sachs International	07/02/24	(1,709)
BRL	623,925	USD	112,239	JPMorgan Chase Bank N.A.	07/02/24	(626)
BRL	1,168,200	USD	210,149	JPMorgan Chase Bank N.A.	07/02/24	(1,173)
BRL	1,214,902	USD	220,000	UBS AG	07/02/24	(2,669)
EUR	108,430	USD	116,229	HSBC Bank PLC	07/02/24	(107)
EUR	94,270	USD	101,085	JPMorgan Chase Bank N.A.	07/02/24	(126)
EUR	310,923	USD	333,399	JPMorgan Chase Bank N.A.	07/02/24	(416)
USD	121,650	ZAR	2,229,397	BNP Paribas SA	07/02/24	(887)
USD	505,902	ZAR	9,290,643	Citibank N.A.	07/02/24	(4,748)
USD	398,962	ZAR	7,407,376	State Street Bank and Trust Co.	07/02/24	(8,177)
USD	1,235,462	ZAR	23,520,978	Toronto-Dominion Bank	07/02/24	(57,344)
ZAR	4,501,617	USD	248,767	BNP Paribas SA	07/02/24	(1,340)
EUR	8,019,261	USD	8,714,595	UBS AG	07/03/24	(125,970)
GBP	1,034,218	USD	1,308,180	State Street Bank and Trust Co.	07/03/24	(818)
HKD	993,000	USD	127,163	BNP Paribas SA	07/03/24	(2)
JPY	1,418,653,000	USD	8,835,932	Royal Bank of Canada	07/03/24	(17,060)
NOK	2,500,000	USD	234,873	Bank of America N.A.	07/03/24	(719)
PLN	4,966,000	USD	1,233,993	Nomura International PLC	07/03/24	(413)
SEK	2,674,000	USD	252,435	Natwest Markets PLC	07/03/24	(135)
USD	544,244	AUD	817,071	HSBC Bank PLC	07/03/24	(838)
USD	299,342	EUR	280,000	Natwest Markets PLC	07/03/24	(537)
USD	5,262,375	EUR	4,919,261	Natwest Markets PLC	07/03/24	(6,152)
USD	127,141	HKD	993,000	Royal Bank of Canada	07/03/24	(20)
USD	138,586	ZAR	2,600,000	State Street Bank and Trust Co.	07/03/24	(4,310)
COP	641,622,621	USD	166,569	State Street Bank and Trust Co.	07/17/24	(12,409)
COP	1,319,664,148	USD	340,339	State Street Bank and Trust Co.	07/17/24	(23,268)
EUR	88,109	USD	94,456	Bank of America N.A.	07/17/24	(30)
EUR	105,881	USD	113,509	Bank of America N.A.	07/17/24	(36)
EUR	189,533	USD	203,187	Bank of America N.A.	07/17/24	(64)
EUR	186,581	USD	200,600	Standard Chartered Bank	07/17/24	(642)
IDR	9,674,689,009	USD	596,136	Bank of America N.A.	07/17/24	(4,725)
IDR	14,903,865,789	USD	915,246	Bank of America N.A.	07/17/24	(4,178)
IDR	12,713,399,112	USD	779,294	Barclays Bank PLC	07/17/24	(2,128)
PEN	1,545,541	USD	409,382	Citibank N.A.	07/17/24	(7,262)
PEN	1,127,950	USD	295,005	Standard Chartered Bank	07/17/24	(1,534)
USD	792,011	MXN	14,725,909	Barclays Bank PLC	07/17/24	(11,082)
USD	1,665,322	MXN	30,962,169	Barclays Bank PLC	07/17/24	(23,232)
USD	704,114	ZAR	12,880,202	State Street Bank and Trust Co.	07/17/24	(3,046)
USD	436,700	ZAR	8,020,717	Toronto-Dominion Bank	07/17/24	(3,660)
USD	726,649	ZAR	13,297,524	Toronto-Dominion Bank	07/17/24	(3,423)
USD	105,266	ZAR	1,924,663	UBS AG	07/17/24	(403)
ZAR	8,395,348	USD	466,150	Deutsche Bank AG	07/17/24	(5,222)
COP	2,501,665,000	USD	638,343	Toronto-Dominion Bank	07/18/24	(37,369)
PEN	2,088,171	USD	546,141	Standard Chartered Bank	07/18/24	(2,840)
USD	158,000	TRY	5,359,818	BNP Paribas SA	07/22/24	(2,606)
USD	449,000	TRY	15,223,345	Citibank N.A.	07/22/24	(7,166)

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	151,166	EUR	141,553	Deutsche Bank AG	07/24/24	$ (587)
USD	932,795	EUR	873,477	Deutsche Bank AG	07/24/24	(3,622)
USD	158,500	TRY	5,358,124	Barclays Bank PLC	07/25/24	(1,529)
BRL	29,611,343	USD	5,420,047	Barclays Bank PLC	07/26/24	(137,794)
CLP	452,315,010	USD	483,000	Societe Generale	07/26/24	(2,436)
CLP	879,345,330	USD	939,000	Societe Generale	07/26/24	(4,737)
CNH	4,601,609	USD	632,946	Deutsche Bank AG	07/26/24	(1,382)
CNY	11,932,524	USD	1,678,982	Citibank N.A.	07/26/24	(6,737)
COP	984,972,000	USD	237,000	BNP Paribas SA	07/26/24	(668)
COP	2,971,540,000	USD	715,000	BNP Paribas SA	07/26/24	(2,016)
COP	979,758,000	USD	237,000	Standard Chartered Bank	07/26/24	(1,919)
COP	2,790,450,000	USD	675,000	Standard Chartered Bank	07/26/24	(5,466)
CZK	5,269,142	USD	227,000	Natwest Markets PLC	07/26/24	(1,638)
CZK	39,524,650	USD	1,693,034	UBS AG	07/26/24	(2,558)
EUR	3,000	HUF	1,195,465	Toronto-Dominion Bank	07/26/24	(22)
EUR	554,000	PLN	2,400,889	UBS AG	07/26/24	(2,276)
EUR	296,000	USD	317,366	Toronto-Dominion Bank	07/26/24	(7)
GBP	184,000	USD	232,637	Barclays Bank PLC	07/26/24	(10)
GBP	721,000	USD	914,516	Commonwealth Bank of Australia	07/26/24	(2,972)
JPY	36,004,686	USD	228,000	State Street Bank and Trust Co.	07/26/24	(3,398)
JPY	36,647,448	USD	232,000	State Street Bank and Trust Co.	07/26/24	(3,388)
JPY	76,036,846	USD	480,478	State Street Bank and Trust Co.	07/26/24	(6,150)
MXN	23,046,960	USD	1,262,165	State Street Bank and Trust Co.	07/26/24	(7,023)
MYR	7,632,290	USD	1,622,583	Morgan Stanley & Co. International PLC	07/26/24	(3,929)
PEN	1,385,880	USD	364,408	BNP Paribas SA	07/26/24	(3,832)
PEN	862,642	USD	226,000	Citibank N.A.	07/26/24	(1,559)
PLN	953,244	USD	237,000	BNP Paribas SA	07/26/24	(265)
THB	41,687,675	USD	1,138,712	HSBC Bank PLC	07/26/24	(548)
USD	1,671,128	CNY	11,932,524	BNP Paribas SA	07/26/24	(1,116)
USD	562,000	CNY	4,085,423	State Street Bank and Trust Co.	07/26/24	(10,538)
USD	732,000	COP	3,064,027,560	Morgan Stanley & Co. International PLC	07/26/24	(3,175)
USD	620,694	EUR	580,000	Deutsche Bank AG	07/26/24	(1,157)
USD	232,000	KRW	320,044,000	BNP Paribas SA	07/26/24	(187)
USD	653,350	KRW	901,296,228	BNP Paribas SA	07/26/24	(526)
USD	548,000	MXN	10,146,549	Bank of America N.A.	07/26/24	(4,583)
USD	199,000	MXN	3,680,308	Barclays Bank PLC	07/26/24	(1,430)
USD	234,263	MXN	4,332,455	Barclays Bank PLC	07/26/24	(1,684)
USD	2,988,755	MXN	55,294,023	Barclays Bank PLC	07/26/24	(22,567)
USD	159,000	MXN	2,951,326	Citibank N.A.	07/26/24	(1,730)
USD	451,000	MXN	8,371,372	Citibank N.A.	07/26/24	(4,906)
USD	706,385	PLN	2,849,554	Nomura International PLC	07/26/24	(1,291)
USD	819,000	PLN	3,318,181	Nomura International PLC	07/26/24	(5,057)
USD	153,199	TRY	5,211,664	Barclays Bank PLC	07/26/24	(2,286)
USD	219,027	TRY	7,451,083	Barclays Bank PLC	07/26/24	(3,268)
USD	694,000	TRY	23,560,606	Barclays Bank PLC	07/26/24	(8,905)
ZAR	5,284,730	EUR	272,000	BNP Paribas SA	07/26/24	(1,676)
ZAR	7,099,049	USD	396,000	Barclays Bank PLC	07/26/24	(6,505)
ZAR	6,146,381	USD	343,000	Standard Chartered Bank	07/26/24	(5,774)
BRL	1,343,036	USD	243,500	Goldman Sachs International	08/02/24	(4,125)
USD	544,581	AUD	817,071	Bank of America N.A.	08/02/24	(947)
USD	2,489,713	CAD	3,407,000	Toronto-Dominion Bank	08/02/24	(2,460)
USD	4,203,441	CNY	30,592,000	State Street Bank and Trust Co.	08/02/24	(83,074)
USD	5,582,397	MXN	102,620,000	State Street Bank and Trust Co.	08/02/24	(268)
USD	142,569	ZAR	2,600,000	State Street Bank and Trust Co.	08/02/24	(7)
USD	1,137,168	COP	4,779,344,771	Citibank N.A.	08/26/24	(4,560)
USD	1,421,918	ZAR	26,268,149	Canadian Imperial Bank of Commerce	09/03/24	(15,076)
CHF	532,727	USD	600,000	Toronto-Dominion Bank	09/18/24	(1,508)
CZK	13,999,650	USD	608,055	Morgan Stanley & Co. International PLC	09/18/24	(8,534)
CZK	12,206,123	USD	530,000	Natwest Markets PLC	09/18/24	(7,285)
DKK	2,766,667	USD	400,000	State Street Bank and Trust Co.	09/18/24	(919)
DKK	7,311,780	USD	1,057,125	State Street Bank and Trust Co.	09/18/24	(2,430)
EUR	1,843,672	AUD	3,002,669	State Street Bank and Trust Co.	09/18/24	(25,248)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	139,711	PLN	610,000	Deutsche Bank AG	09/18/24	$ (1,207)
EUR	3,545,000	USD	3,819,213	UBS AG	09/18/24	(8,534)
GBP	5,348,166	EUR	6,322,998	State Street Bank and Trust Co.	09/18/24	(32,405)
GBP	5,568,149	USD	7,089,102	Royal Bank of Canada	09/18/24	(46,395)
IDR	11,743,165,861	USD	718,541	BNP Paribas SA	09/18/24	(1,762)
IDR	26,928,247,495	USD	1,647,686	BNP Paribas SA	09/18/24	(4,040)
JPY	295,675,758	AUD	2,888,467	Toronto-Dominion Bank	09/18/24	(71,222)
JPY	409,457,000	AUD	4,000,000	Toronto-Dominion Bank	09/18/24	(98,630)
JPY	3,529,135,161	EUR	21,166,501	Natwest Markets PLC	09/18/24	(557,730)
JPY	184,342,875	USD	1,160,652	Royal Bank of Canada	09/18/24	(1,301)
JPY	374,902,550	USD	2,421,936	Toronto-Dominion Bank	09/18/24	(64,137)
JPY	6,217,246,621	USD	40,157,281	UBS AG	09/18/24	(1,056,394)
NOK	14,418,101	CAD	1,854,366	HSBC Bank PLC	09/18/24	(4,980)
NZD	283,189	USD	173,408	Toronto-Dominion Bank	09/18/24	(919)
SEK	1,109,472	NOK	1,120,000	JPMorgan Chase Bank N.A.	09/18/24	(8)
SEK	1,014,974	NOK	1,030,000	Societe Generale	09/18/24	(514)
SEK	1,107,773	NOK	1,120,000	UBS AG	09/18/24	(169)
SEK	38,099,234	USD	3,646,000	Goldman Sachs International	09/18/24	(37,160)
SGD	2,424,838	USD	1,800,000	UBS AG	09/18/24	(5,245)
USD	2,790,000	AUD	4,217,428	State Street Bank and Trust Co.	09/18/24	(29,083)
USD	225,310	CAD	309,879	Royal Bank of Canada	09/18/24	(1,616)
USD	78,000	INR	6,540,113	BNP Paribas SA	09/18/24	(250)
USD	13,120,129	INR	1,100,090,000	HSBC Bank USA N.A.	09/18/24	(41,991)
USD	4,654,368	MXN	86,844,564	Barclays Bank PLC	09/18/24	(35,847)
USD	24,189,804	MXN	451,432,614	Goldman Sachs International	09/18/24	(190,719)
USD	48,623	NOK	520,000	Natwest Markets PLC	09/18/24	(173)
USD	478,616	NOK	5,118,505	Natwest Markets PLC	09/18/24	(1,700)
USD	305,903	PLN	1,240,000	HSBC Bank PLC	09/18/24	(1,839)
USD	308,215	PLN	1,249,338	Morgan Stanley & Co. International PLC	09/18/24	(1,845)
USD	1,967	TRY	70,221	BNP Paribas SA	09/18/24	(10)
USD	9,515,946	ZAR	178,538,807	Goldman Sachs International	09/18/24	(239,866)
USD	2,677,951	ZAR	50,245,000	Morgan Stanley & Co. International PLC	09/18/24	(67,563)
USD	4,246,530	ZAR	79,675,694	Morgan Stanley & Co. International PLC	09/18/24	(107,151)
CNH	10,887	AUD	2,278	Bank of America N.A.	09/19/24	(23)
CNH	21,469,864	USD	2,972,692	Bank of America N.A.	09/19/24	(14,877)
CNH	21,527,029	USD	2,980,607	Bank of America N.A.	09/19/24	(14,917)
CNH	30,333,971	USD	4,200,000	Bank of America N.A.	09/19/24	(21,014)
CNH	90,706,207	USD	12,559,151	Bank of America N.A.	09/19/24	(62,931)
KRW	823,344,000	USD	600,000	Nomura International PLC	09/19/24	(872)
KRW	2,045,905,000	USD	1,490,924	Nomura International PLC	09/19/24	(2,166)
USD	671,680	TRY	24,296,000	Barclays Bank PLC	09/25/24	(7,524)
COP	1,462,326,250	USD	351,399	BNP Paribas SA	10/23/24	(5,064)
COP	1,809,750,000	USD	434,885	BNP Paribas SA	10/23/24	(6,267)
COP	4,386,978,750	USD	1,054,732	BNP Paribas SA	10/23/24	(15,727)
COP	5,429,250,000	USD	1,305,318	BNP Paribas SA	10/23/24	(19,463)
USD	198,749	TRY	7,451,083	Citibank N.A.	10/23/24	(3,647)
USD	694,000	TRY	26,018,060	Citibank N.A.	10/23/24	(12,736)
TRY	1,492,722	USD	38,903	Goldman Sachs International	12/04/24	(23)
TRY	1,809,819	USD	47,168	Goldman Sachs International	12/04/24	(28)
USD	380,373	TRY	15,078,000	UBS AG	12/04/24	(12,357)
USD	461,176	TRY	18,281,000	UBS AG	12/04/24	(14,982)
USD	255,990	TRY	10,066,000	Barclays Bank PLC	12/06/24	(5,683)
USD	846,068	TRY	33,269,000	Barclays Bank PLC	12/06/24	(18,783)
CNY	5,088,720	USD	728,000	Morgan Stanley & Co. International PLC	01/27/25	(13,604)
COP	2,105,061,000	USD	529,176	Citibank N.A.	02/21/25	(38,801)
COP	3,141,300,000	USD	789,668	Citibank N.A.	02/21/25	(57,901)
COP	2,949,940,000	USD	712,030	BNP Paribas SA	02/24/25	(25,130)
COP	3,665,244,000	USD	884,684	BNP Paribas SA	02/24/25	(31,223)
						(4,032,501)
						$ 1,409,745

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	155	07/05/24	USD	553.00	USD	8,435	$ 5,502
InvesCo QQQ Trust, Series 1	85	07/12/24	USD	490.00	USD	4,072	14,025
Advanced Micro Devices, Inc.	7	07/19/24	USD	160.00	USD	114	5,162
Apple, Inc.	24	07/19/24	USD	220.00	USD	505	3,120
Bank of America Corp.	62	07/19/24	USD	41.00	USD	247	2,263
Crowdstrike Holdings, Inc.	5	07/19/24	USD	400.00	USD	192	3,000
EOG Resources, Inc.	23	07/19/24	USD	125.00	USD	290	7,130
Freeport-McMoRan, Inc.	50	07/19/24	USD	55.00	USD	243	725
iShares China Large-Cap ETF	413	07/19/24	USD	27.00	USD	1,073	10,118
Merck & Co., Inc.	10	07/19/24	USD	130.00	USD	124	1,275
Meta Platforms, Inc.	2	07/19/24	USD	470.00	USD	101	7,455
Micron Technology, Inc.	15	07/19/24	USD	140.00	USD	197	3,360
NVIDIA Corp.	10	07/19/24	USD	110.00	USD	124	14,875
Valero Energy Corp.	5	07/19/24	USD	185.00	USD	78	138
Vistra Corp.	20	07/19/24	USD	110.00	USD	172	900
ConocoPhillips	29	08/16/24	USD	120.00	USD	332	4,495
Delta Air Lines, Inc.	33	08/16/24	USD	55.00	USD	157	1,403
Freeport-McMoRan, Inc.	27	08/16/24	USD	55.00	USD	131	1,877
iShares Biotechnology ETF	35	08/16/24	USD	140.00	USD	480	9,275
UniCredit SpA	6	08/16/24	EUR	37.00	EUR	104	2,410
Visa, Inc.	10	08/16/24	USD	290.00	USD	262	760
Walmart, Inc.	33	08/16/24	USD	70.00	USD	223	3,811
Carrier Global Corp.	42	09/20/24	USD	67.50	USD	265	8,295
Trane Technologies PLC	17	09/20/24	USD	360.00	USD	559	13,175
							124,549
Put
10-Year U.S. Treasury Note Future	16	07/26/24	USD	109.50	USD	1,758	8,250
iShares iBoxx $ High Yield Corporate Bond ETF	1,014	08/16/24	USD	76.00	USD	7,822	21,801
10-Year U.S. Treasury Note Future	14	08/23/24	USD	109.00	USD	1,538	8,969
10-Year U.S. Treasury Note Future	12	08/23/24	USD	110.00	USD	1,318	13,687
							52,707
							$ 177,256
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	HSBC Bank USA N.A.	—	07/03/24	ZAR	20.00	ZAR	20.00	USD	125	$ 34
USD Currency	One Touch	Barclays Bank PLC	—	10/23/24	CNH	7.50	CNH	7.50	USD	112	7,762
											7,796
Put
USD Currency	Down-and-out	Bank of America N.A.	—	07/03/24	MXN	17.45	MXN	17.12	USD	551	4
USD Currency	Down-and-out	Bank of America N.A.	—	07/03/24	MXN	17.45	MXN	17.12	USD	1,156	9
USD Currency	One Touch	Barclays Bank PLC	—	07/22/24	MXN	17.30	MXN	17.30	USD	63	2,193
USD Currency	Down-and-out	Bank of America N.A.	—	07/24/24	BRL	5.35	BRL	5.22	USD	475	289
USD Currency	Down-and-out	Bank of America N.A.	—	07/24/24	BRL	5.35	BRL	5.22	USD	899	548
EUR Currency	One Touch	Bank of America N.A.	—	08/01/24	USD	1.04	USD	1.04	EUR	50	3,939
EUR Currency	One Touch	Bank of America N.A.	—	08/05/24	USD	1.04	USD	1.04	EUR	200	17,278
EUR Currency	One Touch	Bank of America N.A.	—	08/12/24	JPY	150.00	JPY	150.00	EUR	120	743
EUR Currency	Down-and-out	Bank of America N.A.	—	08/13/24	PLN	4.31	PLN	4.20	EUR	422	1,740
USD Currency	One Touch	UBS AG	—	08/13/24	TRY	32.00	TRY	32.00	USD	16	689
EUR Currency	One Touch	BNP Paribas SA	—	08/15/24	USD	1.05	USD	1.05	EUR	161	26,077
EUR Currency	One Touch	Bank of America N.A.	—	08/16/24	PLN	4.20	PLN	4.20	EUR	30	2,179
USD Currency	Down-and-out	UBS AG	—	08/23/24	TRY	35.00	TRY	33.50	USD	561	4,553
EUR Currency	One Touch	Citibank N.A.	—	09/04/24	JPY	145.00	JPY	145.00	EUR	220	1,173
USD Currency	Down-and-out	UBS AG	—	09/27/24	TRY	38.50	TRY	36.00	USD	775	6,298
USD Currency	Down-and-out	Goldman Sachs International	—	10/08/24	TRY	37.50	TRY	34.00	USD	451	11,636
USD Currency	Down-and-out	UBS AG	—	10/30/24	TRY	35.50	TRY	34.00	USD	1,046	3,604
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
USD Currency	One Touch	UBS AG	—	11/21/24	TRY	35.00	TRY	35.00	USD	38	$ 9,971
CNH Currency	One Touch	Standard Chartered Bank	—	01/23/25	INR	11.50	INR	11.50	CNH	537	23,450
											116,373
											$ 124,169
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	07/10/24	COP	4,020.00	USD	976	$ 33,670
USD Currency	UBS AG	—	07/15/24	BRL	5.35	USD	1,173	53,483
USD Currency	JPMorgan Chase Bank N.A.	—	07/18/24	THB	37.00	USD	474	1,508
USD Currency	JPMorgan Chase Bank N.A.	—	07/18/24	THB	37.00	USD	1,125	3,579
USD Currency	Bank of America N.A.	—	07/23/24	TRY	39.00	USD	113	69
USD Currency	Bank of America N.A.	—	07/23/24	TRY	39.00	USD	113	69
USD Currency	Goldman Sachs International	—	08/15/24	ZAR	20.80	USD	753	695
USD Currency	HSBC Bank USA N.A.	—	08/21/24	CNH	8.50	USD	21,309	21
USD Currency	JPMorgan Chase Bank N.A.	—	09/24/24	CNH	7.25	USD	475	3,643
USD Currency	JPMorgan Chase Bank N.A.	—	09/24/24	CNH	7.25	USD	899	6,894
USD Currency	Morgan Stanley & Co. International PLC	—	10/18/24	MXN	18.30	USD	751	28,991
								132,622
Put
USD Currency	Citibank N.A.	—	07/01/24	ZAR	17.70	USD	1,628	109
USD Currency	UBS AG	—	07/03/24	MXN	17.15	USD	782	1
USD Currency	UBS AG	—	07/03/24	MXN	17.15	USD	1,643	2
USD Currency	Barclays Bank PLC	—	07/10/24	MXN	18.00	USD	1,127	4,404
USD Currency	Citibank N.A.	—	07/11/24	ZAR	18.38	USD	470	7,846
USD Currency	Citibank N.A.	—	07/11/24	ZAR	18.38	USD	820	13,688
USD Currency	Morgan Stanley & Co. International PLC	—	07/11/24	MXN	18.50	USD	235	4,138
USD Currency	Morgan Stanley & Co. International PLC	—	07/11/24	MXN	18.50	USD	446	7,853
USD Currency	UBS AG	—	07/11/24	ZAR	18.00	USD	927	5,474
USD Currency	Bank of America N.A.	—	07/18/24	CLP	930.00	USD	474	3,585
USD Currency	Bank of America N.A.	—	07/18/24	CLP	930.00	USD	899	6,800
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	BRL	5.25	USD	235	283
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	BRL	5.25	USD	440	531
USD Currency	Barclays Bank PLC	—	08/06/24	TRY	33.50	USD	731	7,368
USD Currency	UBS AG	—	08/14/24	TRY	34.00	USD	303	4,866
USD Currency	UBS AG	—	08/14/24	TRY	34.00	USD	479	7,693
USD Currency	Goldman Sachs International	—	08/15/24	ZAR	18.20	USD	753	13,877
EUR Currency	UBS AG	—	09/18/24	USD	1.05	EUR	4,289	21,774
S&P 500 Index	Citibank N.A.	543	09/20/24	USD	5,200.00	USD	2,965	28,190
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	625	78,926
								217,408
								$ 350,030

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.33%	Annual	4.35%	Annual	Citibank N.A.	07/18/24	4.35%	USD	11,440	$ 6,952
2-Year Interest Rate Swap, 08/23/26	1-Day SONIA, 5.20%	Annual	4.00%	Annual	Barclays Bank PLC	08/23/24	4.00	GBP	5,520	5,845
10-Year Interest Rate Swap, 10/25/34	1-Day SOFR, 5.33%	Annual	3.75%	Annual	Citibank N.A.	10/23/24	3.75	USD	19,924	254,735
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.33%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	41,802	97,088
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.33%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	5,205	40,041
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.33%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	5,202	40,014
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.33%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,518	121,397
3-Year Interest Rate Swap, 02/11/28	3-mo. BBSW, 4.45%	Semi-Annual	3.30%	Semi-Annual	JPMorgan Chase Bank N.A.	02/10/25	3.30	AUD	3,090	2,608
										$ 568,680
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	85	07/12/24	USD	500.00	USD	4,072	$ (2,762)
iShares China Large-Cap ETF	413	07/19/24	USD	29.00	USD	1,073	(1,446)
Lam Research Corp.	2	07/19/24	USD	1,000.00	USD	213	(15,935)
Las Vegas Sands Corp.	20	07/19/24	USD	52.50	USD	89	(210)
Meta Platforms, Inc.	2	07/19/24	USD	540.00	USD	101	(562)
Micron Technology, Inc.	15	07/19/24	USD	155.00	USD	197	(780)
NVIDIA Corp.	10	07/19/24	USD	130.00	USD	124	(3,200)
Salesforce, Inc.	8	07/19/24	USD	310.00	USD	206	(88)
U.S. Steel Corp.	52	07/19/24	USD	39.00	USD	197	(2,444)
Walt Disney Co.	10	07/19/24	USD	115.00	USD	99	(115)
iShares iBoxx $ High Yield Corporate Bond ETF	507	08/16/24	USD	78.00	USD	3,911	(5,577)
Walmart, Inc.	33	08/16/24	USD	75.00	USD	223	(825)
							(33,944)
Put
Apple, Inc.	24	07/19/24	USD	205.00	USD	505	(3,576)
Bank of America Corp.	31	07/19/24	USD	36.00	USD	123	(295)
Crowdstrike Holdings, Inc.	5	07/19/24	USD	340.00	USD	192	(493)
EOG Resources, Inc.	23	07/19/24	USD	110.00	USD	290	(403)
Freeport-McMoRan, Inc.	50	07/19/24	USD	45.00	USD	243	(1,550)
Valero Energy Corp.	5	07/19/24	USD	150.00	USD	78	(775)
10-Year U.S. Treasury Note Future	16	07/26/24	USD	108.50	USD	1,758	(4,000)
ConocoPhillips	29	08/16/24	USD	105.00	USD	332	(2,436)
Delta Air Lines, Inc.	33	08/16/24	USD	45.00	USD	157	(4,603)
Freeport-McMoRan, Inc.	27	08/16/24	USD	45.00	USD	131	(2,727)
iShares Biotechnology ETF	35	08/16/24	USD	130.00	USD	480	(3,237)
iShares iBoxx $ High Yield Corporate Bond ETF	1,014	08/16/24	USD	74.00	USD	7,822	(14,196)
UniCredit SpA	6	08/16/24	EUR	31.00	EUR	104	(1,767)
Visa, Inc.	10	08/16/24	USD	255.00	USD	262	(4,250)
10-Year U.S. Treasury Note Future	22	08/23/24	USD	107.50	USD	2,417	(5,844)
10-Year U.S. Treasury Note Future	17	08/23/24	USD	108.50	USD	1,867	(8,234)
Carrier Global Corp.	42	09/20/24	USD	57.50	USD	265	(4,620)
Trane Technologies PLC	17	09/20/24	USD	310.00	USD	559	(12,240)
							(75,246)
							$ (109,190)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	12.50	INR	12.50	CNH	269	$ (2,172)
Put
EUR Currency	One Touch	BNP Paribas SA	08/05/24	USD	1.04	USD	1.04	EUR	200	(17,278)
EUR Currency	One Touch	Barclays Bank PLC	08/12/24	JPY	150.00	JPY	150.00	EUR	120	(743)
EUR Currency	One Touch	Barclays Bank PLC	09/04/24	JPY	145.00	JPY	145.00	EUR	220	(1,173)
										(19,194)
										$ (21,366)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	07/03/24	BRL	5.15	USD	160	$ (12,735)
USD Currency	Barclays Bank PLC	07/03/24	BRL	5.15	USD	153	(12,153)
USD Currency	Barclays Bank PLC	07/10/24	MXN	19.10	USD	564	(1,249)
USD Currency	Deutsche Bank AG	07/15/24	BRL	5.35	USD	794	(36,202)
USD Currency	Deutsche Bank AG	07/15/24	BRL	5.35	USD	379	(17,281)
USD Currency	Goldman Sachs International	07/23/24	TRY	39.00	USD	226	(138)
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.50	USD	220	(6,525)
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.50	USD	118	(3,485)
USD Currency	UBS AG	08/14/24	TRY	37.00	USD	319	(2,000)
USD Currency	UBS AG	08/14/24	TRY	37.00	USD	227	(1,424)
USD Currency	Goldman Sachs International	08/15/24	ZAR	20.80	USD	753	(695)
USD Currency	Bank of America N.A.	08/19/24	CLP	1,000.00	USD	1,373	(6,457)
USD Currency	JPMorgan Chase Bank N.A.	09/24/24	CNH	7.35	USD	1,349	(3,847)
USD Currency	JPMorgan Chase Bank N.A.	09/24/24	CNH	7.35	USD	712	(2,031)
USD Currency	Bank of America N.A.	09/27/24	TRY	38.00	USD	170	(3,298)
							(109,520)
Put
USD Currency	Goldman Sachs International	07/01/24	ZAR	17.70	USD	949	(64)
USD Currency	Goldman Sachs International	07/01/24	ZAR	17.70	USD	679	(46)
USD Currency	Citibank N.A.	07/11/24	ZAR	18.00	USD	1,148	(6,779)
USD Currency	Citibank N.A.	07/11/24	ZAR	18.00	USD	706	(4,169)
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.10	USD	440	(119)
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.10	USD	235	(63)
USD Currency	Goldman Sachs International	08/15/24	ZAR	18.20	USD	753	(13,877)
EUR Currency	UBS AG	09/18/24	USD	1.02	EUR	4,289	(7,290)
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	17.00	USD	375	(987)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	938	(80,807)
							(114,201)
							$ (223,721)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 07/20/26	3.85%	Annual	1-Day SOFR, 5.33%	Annual	Citibank N.A.	07/18/24	3.85%	USD	11,440	$ (218)
2-Year Interest Rate Swap, 08/23/26	3.50%	Annual	1-Day SONIA, 5.20%	Annual	Barclays Bank PLC	08/23/24	3.50	GBP	5,520	(986)
10-Year Interest Rate Swap, 10/25/34	3.15%	Annual	1-Day SOFR, 5.33%	Annual	Citibank N.A.	10/23/24	3.15	USD	19,924	(50,284)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.33%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	41,802	(23,436)

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 5.33%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20%	USD	5,205	$ (19,069)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 5.33%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	5,202	(19,056)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.33%	Annual	Goldman Sachs International	01/23/25	2.25	USD	25,518	(25,598)
3-Year Interest Rate Swap, 02/11/28	2.50%	Semi-Annual	3-mo. BBSW, 4.45%	Semi-Annual	JPMorgan Chase Bank N.A.	02/10/25	2.50	AUD	6,180	(836)
										(139,483)
Put
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.33%	Annual	4.37%	Annual	Deutsche Bank AG	07/18/24	4.37	USD	50,762	(201,666)
5-Year Interest Rate Swap, 07/20/29	1-Day SOFR, 5.33%	Annual	4.17%	Annual	Citibank N.A.	07/18/24	4.17	USD	9,048	(21,333)
5-Year Interest Rate Swap, 09/14/29	6-mo. EURIBOR, 3.68%	Semi-Annual	2.75%	Annual	Bank of America N.A.	09/12/24	2.74	EUR	875	(8,103)
2-Year Interest Rate Swap, 09/15/26	1-Day SOFR, 5.33%	Annual	4.60%	Annual	Goldman Sachs International	09/13/24	4.60	USD	12,357	(24,390)
2-Year Interest Rate Swap, 11/23/26	1-Day SOFR, 5.33%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	11/21/24	5.00	USD	52,753	(41,824)
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.33%	Annual	4.50%	Annual	JPMorgan Chase Bank N.A.	12/17/24	4.50	USD	5,205	(23,628)
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.33%	Annual	4.50%	Annual	JPMorgan Chase Bank N.A.	12/17/24	4.50	USD	5,202	(23,611)
5-Year Interest Rate Swap, 01/31/30	6-mo. EURIBOR, 3.68%	Semi-Annual	2.87%	Annual	Barclays Bank PLC	01/29/25	2.87	EUR	945	(9,313)
2-Year Interest Rate Swap, 04/27/27	1-Day SOFR, 5.33%	Annual	5.50%	Annual	Goldman Sachs International	04/25/25	5.50	USD	50,323	(39,249)
2-Year Interest Rate Swap, 05/25/27	1-Day SOFR, 5.33%	Annual	5.00%	Annual	Goldman Sachs International	05/23/25	5.00	USD	61,861	(122,161)
2-Year Interest Rate Swap, 05/25/27	1-Day SOFR, 5.33%	Annual	5.05%	Annual	Goldman Sachs International	05/23/25	5.05	USD	61,861	(113,034)
2-Year Interest Rate Swap, 06/15/27	1-Day SOFR, 5.33%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	25,338	(94,696)
5-Year Interest Rate Swap, 06/22/30	1-Day SOFR, 5.33%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40	USD	13,259	(122,668)
5-Year Interest Rate Swap, 06/29/30	1-Day SOFR, 5.33%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	15,688	(121,165)
										(966,841)
										$ (1,106,324)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	USD	6,346	$ (406,299)	$ (418,652)	$ 12,353
iTraxx.FINSR.41.V1	1.00	Quarterly	06/20/29	EUR	2,265	(31,703)	(40,621)	8,918
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	9,523	(768,972)	(848,141)	79,169
						$ (1,206,974)	$ (1,307,414)	$ 100,440
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	BBB+	USD	1,750	$ 36,388	$ 37,196	$ (808)
iTraxx.EUR.41.V1	1.00	Quarterly	06/20/29	BB+	EUR	2,201	42,547	49,590	(7,043)
							$ 78,935	$ 86,786	$ (7,851)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 5,880	$ 11	$ 5,869
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.33%	At Termination	4.46%	At Termination	N/A	07/12/24	USD	36,640	$ (372,354)	$ 4	$ (372,358)
1-Day SOFR, 5.33%	At Termination	5.37%	At Termination	N/A	07/12/24	USD	19,508	(16,552)	2	(16,554)
1-Day SOFR, 5.33%	At Termination	5.37%	At Termination	N/A	07/12/24	USD	19,508	(15,953)	2	(15,955)
1-Day SONIA, 5.20%	At Termination	4.26%	At Termination	N/A	09/06/24	GBP	9,663	(128,828)	6	(128,834)
1-Day SOFR, 5.33%	At Termination	4.59%	At Termination	N/A	12/14/24	USD	100,965	(835,173)	132	(835,305)
0.23%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	01/11/25	JPY	96,050	(715)	—	(715)
0.24%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	01/19/25	JPY	498,950	(3,654)	7	(3,661)
2.00%	Annual	1-Day SOFR, 5.33%	Annual	N/A	02/17/25	USD	13,940	457,271	20	457,251
1-Day SOFR, 5.33%	Annual	2.60%	Annual	N/A	02/17/25	USD	49,553	(1,332,354)	71	(1,332,425)
1-Day SOFR, 5.33%	Annual	2.70%	Annual	N/A	02/17/25	USD	49,553	(1,283,482)	72	(1,283,554)
4.68%	Quarterly	New Index, Research, 4.71%	Quarterly	N/A	03/20/25	CZK	53,019	(28,208)	5	(28,213)
New Index, Research, 5.85%	Quarterly	5.68%	At Termination	N/A	03/20/25	PLN	15,870	49,128	9	49,119
New Index, Research, 5.85%	Quarterly	5.70%	At Termination	N/A	06/19/25	PLN	1,798	(455)	1	(456)
28-Day MXIBTIIE, 11.24%	Monthly	9.74%	Monthly	N/A	07/28/25	MXN	370,000	(234,222)	55	(234,277)
1-Day SOFR, 5.33%	Annual	4.10%	Annual	N/A	08/11/25	USD	51,486	(1,118,638)	131	(1,118,769)
1-Day SOFR, 5.33%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	(1,250,144)	226	(1,250,370)
1-Day SOFR, 5.33%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(807,000)	118	(807,118)
0.33%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	11/06/25	JPY	550,000	(6,798)	12	(6,810)
0.23%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	12/14/25	JPY	449,000	1,441	11	1,430
1-Day SOFR, 5.33%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(276,623)	25	(276,648)
5.14%	Annual	6-mo. WIBOR, 5.86%	Semi-Annual	N/A	12/20/25	PLN	4,197	(19,755)	3	(19,758)
0.28%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	03/09/26	JPY	1,161,341	7,591	31	7,560
8.02%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	03/26/25 (a)	03/26/26	ZAR	52,615	(9,058)	9	(9,067)
1-Day SOFR, 5.33%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	(452,815)	260	(453,075)
1-Day SOFR, 5.33%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	(97,566)	66	(97,632)
1-Day SONIA, 5.20%	At Termination	4.32%	At Termination	04/14/25 (a)	04/14/26	GBP	4,870	2,811	5,292	(2,481)
4.32%	At Termination	1-Day SONIA, 5.20%	At Termination	04/14/25 (a)	04/14/26	GBP	4,870	(2,812)	1,764	(4,576)
1-Day SOFR, 5.33%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(341,153)	104	(341,257)
1-Day SOFR, 5.33%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	(251,292)	125	(251,417)

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.15%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	05/07/25 (a)	05/07/26	ZAR	99,038	$ (24,059)	$ 17	$ (24,076)
1-Day SOFR, 5.33%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	(99,682)	110	(99,792)
7.97%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	06/06/25 (a)	06/06/26	ZAR	106,377	(15,806)	18	(15,824)
28-Day MXIBTIIE, 11.24%	Monthly	10.76%	Monthly	N/A	06/11/26	MXN	10,140	4,384	2	4,382
0.27%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	610,830	12,441	14	12,427
0.29%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	2,582	3	2,579
0.32%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	137,790	2,344	4	2,340
0.32%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	2,314	3	2,311
0.33%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	413,350	6,789	10	6,779
0.33%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	210,839	3,450	5	3,445
0.36%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	07/07/25 (a)	07/07/26	JPY	202,571	2,903	5	2,898
0.64%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	328	6	322
0.65%	At Termination	Tokyo Overnight Average Rate, 0.08%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	49	6	43
1-Day SOFR, 5.33%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	16,910	15	16,895
1-Day SOFR, 5.33%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	41,489	102,700	77	102,623
1-Day SOFR, 5.33%	Annual	1.56%	Annual	N/A	03/07/27	USD	26,573	(2,214,484)	134	(2,214,618)
1-Day SOFR, 5.33%	Annual	3.47%	Annual	03/10/25 (a)	03/10/27	USD	9,879	(110,270)	44	(110,314)
1-Day SONIA, 5.20%	At Termination	3.45%	At Termination	03/16/26 (a)	03/16/27	GBP	560	(2,411)	376	(2,787)
1-Day SOFR, 5.33%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,365	71,650	136	71,514
1-Day SOFR, 5.33%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,365	99,263	135	99,128
0.67%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	09/22/25 (a)	09/22/27	JPY	116,000	607	5	602
0.71%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	09/29/25 (a)	09/29/27	JPY	455,000	712	20	692
1-Day SOFR, 5.33%	Annual	2.91%	Annual	N/A	10/06/27	USD	23,492	(1,409,827)	145	(1,409,972)
1-Day SONIA, 5.20%	At Termination	4.11%	At Termination	10/13/26 (a)	10/13/27	GBP	2,100	10,315	(226)	10,541
1-Day SONIA, 5.20%	At Termination	4.39%	At Termination	10/20/26 (a)	10/20/27	GBP	610	4,909	2	4,907
1-Day SONIA, 5.20%	At Termination	4.40%	At Termination	10/20/26 (a)	10/20/27	GBP	600	4,881	4	4,877
1-Day SOFR, 5.33%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,235	(69,262)	33	(69,295)
1-Day SOFR, 5.33%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,302	28,509	20	28,489
1-Day SOFR, 5.33%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	3,677	10	3,667
1-Day SOFR, 5.33%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	4,788	9	4,779
1-Day SOFR, 5.33%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	12,169	19	12,150
1-Day SOFR, 5.33%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	93,846	96	93,750
1-Day SOFR, 5.33%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	147,752	289	147,463
1-Day SOFR, 5.33%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	7,059	39	7,020
1-Day SONIA, 5.20%	At Termination	3.70%	At Termination	12/01/26 (a)	12/01/27	GBP	2,640	1,959	335	1,624
1-Day SOFR, 5.33%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	(58,147)	48	(58,195)
1-Day SONIA, 5.20%	At Termination	3.20%	At Termination	01/26/27 (a)	01/26/28	GBP	2,120	(9,376)	747	(10,123)
3.45%	Annual	1-Day SOFR, 5.33%	Annual	N/A	01/26/28	USD	10,280	59,818	45	59,773
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	01/26/28	USD	10,280	40,782	45	40,737
3.27%	Annual	1-Day SOFR, 5.33%	Annual	02/05/26 (a)	02/05/28	USD	10,488	93,049	46	93,003
1-Day SONIA, 5.20%	At Termination	3.32%	At Termination	02/05/27 (a)	02/05/28	GBP	3,390	(10,395)	(5,093)	(5,302)
1-Day SOFR, 5.33%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	19,087	45	19,042
1-Day SONIA, 5.20%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	90,831	(6)	90,837
28-Day MXIBTIIE, 11.24%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	43,274	(43,037)	21	(43,058)
1-Day SOFR, 5.33%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	47,147	112	47,035
1-Day SONIA, 5.20%	At Termination	3.47%	At Termination	12/06/27 (a)	12/06/28	GBP	1,470	(684)	(367)	(317)
1-Day SOFR, 5.33%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	(67,245)	41	(67,286)
1-Day SOFR, 5.33%	Annual	3.21%	Annual	02/04/27 (a)	02/04/29	USD	3,790	(30,109)	16	(30,125)
1-Day SOFR, 5.33%	Annual	3.35%	Annual	02/04/27 (a)	02/04/29	USD	3,220	(18,001)	14	(18,015)
1-Day SOFR, 5.33%	Annual	3.37%	Annual	02/04/27 (a)	02/04/29	USD	8,120	(42,812)	35	(42,847)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.33%	Annual	3.42%	Annual	02/04/27 (a)	02/04/29	USD	520	$ (2,308)	$ 3	$ (2,311)
1-Day SONIA, 5.20%	At Termination	3.31%	At Termination	02/07/28 (a)	02/07/29	GBP	1,660	(3,412)	(2,134)	(1,278)
6-mo. EURIBOR, 3.68%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	7,268	64	7,204
1-Day SOFR, 5.33%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	(632,631)	317	(632,948)
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	(208,043)	258	(208,301)
1-Day SOFR, 5.33%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	(80,374)	147	(80,521)
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	(173,242)	231	(173,473)
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	(82,242)	115	(82,357)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	1,504	72	1,432
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	(149,830)	232	(150,062)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	(6,917)	55	(6,972)
New Index, Research, 6.86%	Semi-Annual	6.43%	Semi-Annual	N/A	06/20/29	INR	1,208,770	(3,805)	161	(3,966)
5.81%	Monthly	28-Day MXIBTIIE, 11.24%	Monthly	N/A	10/17/30	MXN	60,000	588,184	34	588,150
5.89%	Monthly	28-Day MXIBTIIE, 11.24%	Monthly	N/A	10/22/30	MXN	100,000	956,324	61	956,263
5.52%	Monthly	28-Day MXIBTIIE, 11.24%	Monthly	N/A	02/27/31	MXN	120,000	1,293,876	5,105	1,288,771
0.02%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,827,127	136	1,826,991
28-Day MXIBTIIE, 11.24%	Monthly	7.61%	Monthly	N/A	01/28/32	MXN	50,000	(273,903)	30	(273,933)
28-Day MXIBTIIE, 11.24%	Monthly	7.68%	Monthly	N/A	01/30/32	MXN	29,564	(155,925)	15	(155,940)
2.38%	Annual	1-Day SOFR, 5.33%	Annual	N/A	04/08/32	USD	2,064	232,363	26	232,337
2.60%	Annual	1-Day SOFR, 5.33%	Annual	N/A	05/26/32	USD	2,477	234,708	32	234,676
1-Day SOFR, 5.33%	Annual	3.47%	Annual	N/A	10/04/32	USD	10,373	(514,649)	138	(514,787)
1-Day SOFR, 5.33%	Annual	3.42%	Annual	N/A	10/05/32	USD	4,851	(259,918)	66	(259,984)
1-Day SOFR, 5.33%	Annual	3.05%	Annual	N/A	10/28/32	USD	11,502	(928,188)	158	(928,346)
1-Day SOFR, 5.33%	Annual	2.88%	Annual	N/A	11/02/32	USD	11,629	(1,089,368)	160	(1,089,528)
1-Day SOFR, 5.33%	Annual	2.92%	Annual	N/A	11/04/32	USD	11,608	(1,048,659)	160	(1,048,819)
1-Day SOFR, 5.33%	Annual	2.90%	Annual	N/A	11/15/32	USD	18,194	(1,663,932)	252	(1,664,184)
1-Day SOFR, 5.33%	Annual	3.20%	Annual	N/A	11/28/32	USD	11,066	(749,723)	154	(749,877)
1-Day ESTR, 1,318.73%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(32,904)	40	(32,944)
1-Day SOFR, 5.33%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(139,269)	53	(139,322)
28-Day MXIBTIIE, 11.24%	Monthly	8.17%	Monthly	N/A	06/10/33	MXN	60,946	(255,965)	53	(256,018)
3.24%	Annual	1-Day SOFR, 5.33%	Annual	N/A	08/09/33	USD	5,937	443,699	99	443,600
1-Day SOFR, 5.33%	Annual	3.75%	Annual	N/A	08/09/33	USD	12,136	(381,839)	183	(382,022)
Tokyo Overnight Average Rate, 0.08%	Annual	1.33%	Annual	09/21/28 (a)	09/21/33	JPY	45,000	7	4	3
Tokyo Overnight Average Rate, 0.08%	Annual	1.34%	Annual	09/28/28 (a)	09/28/33	JPY	192,000	431	16	415
1-Day SOFR, 5.33%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	(172,473)	195	(172,668)
1-Day SOFR, 5.33%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(862,076)	272	(862,348)
4.40%	Annual	1-Day SOFR, 5.33%	Annual	N/A	11/01/33	USD	10,739	(290,029)	168	(290,197)
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	(14,188)	62	(14,250)
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	(9,601)	45	(9,646)
1-Day ESTR, 1,318.73%	Annual	2.52%	Annual	04/10/29 (a)	04/10/34	EUR	1,060	(7,569)	(1,902)	(5,667)
3.46%	Annual	1-Day SOFR, 5.33%	Annual	12/15/26 (a)	12/15/36	USD	2,071	53,040	34	53,006
6-mo. EURIBOR, 3.68%	Semi-Annual	2.68%	Annual	N/A	02/12/44	EUR	560	(12,520)	(2,047)	(10,473)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.63%	Annual	N/A	04/15/44	EUR	575	(16,836)	(2,452)	(14,384)
2.59%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	08/15/48	EUR	470	9,978	17	9,961
3.65%	Annual	1-Day SOFR, 5.33%	Annual	N/A	11/03/53	USD	5,310	151,675	169	151,506
1-Day SOFR, 5.33%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,309	185,193	169	185,024
3.55%	Annual	1-Day SOFR, 5.33%	Annual	01/19/34 (a)	01/19/54	USD	30	30	—	30
1-Day ESTR, 1,318.73%	Annual	2.45%	Annual	N/A	01/24/54	EUR	600	(16,094)	(1,309)	(14,785)
2.47%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	01/24/54	EUR	595	15,628	2,018	13,610
3.28%	Annual	1-Day SOFR, 5.33%	Annual	02/06/34 (a)	02/06/54	USD	610	16,612	14	16,598
3.35%	Annual	1-Day SOFR, 5.33%	Annual	02/06/34 (a)	02/06/54	USD	530	10,517	12	10,505
3.36%	Annual	1-Day SOFR, 5.33%	Annual	02/06/34 (a)	02/06/54	USD	1,330	25,560	32	25,528
3.38%	Annual	1-Day SOFR, 5.33%	Annual	02/06/34 (a)	02/06/54	USD	270	4,591	7	4,584
Tokyo Overnight Average Rate, 0.08%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(84,363)	56	(84,419)
Tokyo Overnight Average Rate, 0.08%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(84,050)	56	(84,106)
2.38%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	03/28/54	EUR	635	26,538	319	26,219

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day ESTR, 1,318.73%	Annual	2.39%	Annual	N/A	03/28/54	EUR	640	$ (24,876)	$ (405)	$ (24,471)
2.32%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	02/12/64	EUR	330	6,341	1,817	4,524
2.23%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	N/A	04/15/64	EUR	325	12,817	1,748	11,069
								$ (15,920,675)	$ 11,823	$ (15,932,498)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$ (222)	$ 176	$ (398)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	(2,550)	1,981	(4,531)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	(1,549)	1,203	(2,752)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(1,308)	20,390	(21,698)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(767)	7,757	(8,524)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(257)	2,601	(2,858)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(283)	3,024	(3,307)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(1,849)	3,650	(5,499)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,165)	2,734	(3,899)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(11,092)	17,329	(28,421)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	3,471	(1,324)	4,795
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	4,905	3,589	1,316
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	1,307	38,808	20,900	17,908
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	327	9,708	9,399	309
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	247	7,333	6,996	337
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	475	14,102	13,753	349
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	237	7,036	6,812	224
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	201	5,967	5,188	779
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	201	5,967	5,358	609
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	514	15,260	14,135	1,125
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	405	(7,959)	(8,021)	62
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	405	(7,959)	(8,021)	62
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	925	(18,157)	(18,300)	143
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	818	33,231	27,407	5,824
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	416	19,326	24,515	(5,189)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	423	19,651	24,927	(5,276)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	170	7,896	10,610	(2,714)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	274	12,727	17,426	(4,699)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	156	11,499	13,791	(2,292)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	391	28,748	39,352	(10,604)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	391	28,748	39,352	(10,604)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	344	25,298	34,630	(9,332)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	605	44,463	51,944	(7,481)
							$ 289,027	$ 395,263	$ (106,236)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	NR	EUR	66	$ 7,893	$ 4,445	$ 3,448
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	37	1,984	2,980	(996)
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	68	3,619	3,160	459
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	$ (4,601)	$ (1,461)	$ (3,140)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(5,245)	(1,480)	(3,765)
								$ 3,650	$ 7,644	$ (3,994)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	Bank of America N.A.	N/A	01/02/25	BRL	6,450	$ (11,455)	$ —	$ (11,455)
1-Day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	BNP Paribas SA	N/A	01/02/25	BRL	28,842	(1,517)	—	(1,517)
1-Day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	BNP Paribas SA	N/A	01/02/25	BRL	9,557	(503)	—	(503)
10.30%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	Citibank N.A.	N/A	01/29/25	COP	680,918	927	—	927
10.02%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	1,324,663	1,046	—	1,046
9.73%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	2,531,268	807	—	807
9.73%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	4,019,292	1,281	—	1,281
9.81%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	6,008,208	834	—	834
9.81%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 10.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	3,783,846	525	—	525
8.62%	At Termination	1-Day COOIS, 10.96%	At Termination	JPMorgan Chase Bank N.A.	11/05/24	11/05/25	COP	7,467,468	(816)	—	(816)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,090	(12,306)	—	(12,306)

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	11.78%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	5,365	$ (1,052)	$ —	$ (1,052)
1-Day BZDIOVER, 0.04%	At Termination	11.84%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	5,218	533	—	533
1-Day CLP Interbank Rate, 24,090.02%	Semi-Annual	4.88%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/25	04/01/26	CLP	1,730,225	(3,218)	—	(3,218)
1-Day CLP Interbank Rate, 24,090.02%	At Termination	4.95%	At Termination	Goldman Sachs International	04/01/25	04/01/26	CLP	1,961,686	(2,229)	—	(2,229)
1-Day BZDIOVER, 0.04%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	790	(6,277)	—	(6,277)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	40	(409)	—	(409)
1-Day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(645)	—	(645)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(8)	—	(8)
10.97%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	29,271	—	29,271
1-Day BZDIOVER, 0.04%	At Termination	11.40%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	1,831	(3,646)	—	(3,646)
11.57%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,617	10,287	—	10,287
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	11,559	(111,653)	—	(111,653)
1-Day BZDIOVER, 0.04%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,720	(14,880)	—	(14,880)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(22)	—	(22)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(25)	—	(25)
4.92%	Semi-Annual	1-Day CLP Interbank Rate, 24,090.02%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/26	04/03/28	CLP	906,487	5,491	—	5,491
4.92%	Semi-Annual	1-Day CLP Interbank Rate, 24,090.02%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/26	04/03/28	CLP	1,057,313	6,405	—	6,405
4.99%	Semi-Annual	1-Day CLP Interbank Rate, 24,090.02%	Semi-Annual	Goldman Sachs International	04/01/26	04/03/28	CLP	1,101,518	5,142	—	5,142
4.99%	Semi-Annual	1-Day CLP Interbank Rate, 24,090.02%	Semi-Annual	Goldman Sachs International	04/01/26	04/03/28	CLP	944,385	4,409	—	4,409
									$ (103,703)	$ —	$ (103,703)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 114,561	$ (1,323,355)	$ 7,712,349	$ (23,546,389)	$ —
OTC Swaps	441,514	(38,607)	104,707	(318,640)	—
Options Written	N/A	N/A	732,046	(325,933)	(1,460,601)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 35,989	$ —	$ 574,120	$ —	$ 610,109
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,442,246	—	—	5,442,246
Options purchased Investments at value — unaffiliated	—	—	174,540	446,009	599,586	—	1,220,135
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	100,440	—	—	7,606,040	5,869	7,712,349
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	479,263	—	—	66,958	—	546,221
	$ —	$ 579,703	$ 210,529	$ 5,888,255	$ 8,846,704	$ 5,869	$ 15,531,060
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 63,587	$ —	$ 2,763,762	$ —	$ 2,827,349
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,032,501	—	—	4,032,501
Options written Options written at value	—	—	91,112	245,087	1,124,402	—	1,460,601
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	7,851	—	—	23,538,538	—	23,546,389
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	186,586	—	—	170,661	—	357,247
	$ —	$ 194,437	$ 154,699	$ 4,277,588	$ 27,597,363	$ —	$ 32,224,087

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (1,086,473)	$ —	$ 5,069,688	$ —	$ 3,983,215
Forward foreign currency exchange contracts	—	—	—	(4,780,739)	—	—	(4,780,739)
Options purchased(a)	—	(26,057)	948,461	(727,729)	(1,100,921)	(35,021)	(941,267)
Options written	—	3,542	80,883	199,440	1,012,079	—	1,295,944
Swaps	—	(692,972)	—	—	(13,033,609)	5,612	(13,720,969)
	$ —	$ (715,487)	$ (57,129)	$ (5,309,028)	$ (8,052,763)	$ (29,409)	$ (14,163,816)

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (44,642)	$ —	$ 5,060,880	$ —	$ 5,016,238
Forward foreign currency exchange contracts	—	—	—	1,287,984	—	—	1,287,984
Options purchased(b)	—	—	90,175	28,375	(1,991,262)	25,096	(1,847,616)
Options written	—	—	(63,246)	(60,910)	252,125	—	127,969
Swaps	—	476,869	—	—	(1,270,374)	(835)	(794,340)
	$ —	$ 476,869	$ (17,713)	$ 1,255,449	$ 2,051,369	$ 24,261	$ 3,790,235

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$187,815,983
Average notional value of contracts — short	$745,764,330
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$354,383,708
Average amounts sold — in USD	$339,672,934
Options:
Average value of option contracts purchased	$952,631
Average value of option contracts written	$371,045
Average notional value of swaption contracts purchased	$148,530,615
Average notional value of swaption contracts written	$590,701,640
Credit default swaps:
Average notional value — buy protection	$30,467,694
Average notional value — sell protection	$4,439,508
Interest rate swaps:
Average notional value — pays fixed rate	$227,230,558
Average notional value — receives fixed rate	$1,375,544,984
Inflation swaps:
Average notional value — pays fixed rate	$1,728,868
Average notional value — receives fixed rate	$2,055,805
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,777,417	$ 460,302
Forward foreign currency exchange contracts	5,442,246	4,032,501
Options	1,220,135 (a)	1,460,601
Swaps — centrally cleared	316,003	—
Swaps — OTC(b)	546,221	357,247
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,302,022	6,310,651
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,270,676)	(569,492)
Total derivative assets and liabilities subject to an MNA	$ 7,031,346	$ 5,741,159

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 255,176	$ (162,315)	$ —	$ —	$ 92,861
Barclays Bank PLC	197,664	(197,664)	—	—	—
BNP Paribas SA	169,730	(169,730)	—	—	—
Canadian Imperial Bank of Commerce	15,139	(15,076)	—	—	63
Citibank N.A.	1,004,125	(280,417)	—	(723,708)	—
Commonwealth Bank of Australia	292,149	(2,972)	—	—	289,177
Deutsche Bank AG	28,877	(28,877)	—	—	—
Goldman Sachs International	1,039,648	(1,039,648)	—	—	—
HSBC Bank PLC	65,329	(8,312)	—	—	57,017
HSBC Bank USA N.A.	32,041	(32,041)	—	—	—
JPMorgan Chase Bank N.A.	336,677	(242,620)	—	—	94,057
Morgan Stanley & Co. International PLC	522,782	(430,062)	—	(3,000)	89,720
Natwest Markets PLC	80,906	(80,906)	—	—	—
Nomura International PLC	15,825	(9,799)	—	—	6,026
Royal Bank of Canada	871,546	(66,392)	—	—	805,154
Standard Chartered Bank	29,904	(20,347)	—	—	9,557
State Street Bank and Trust Co.	1,646,944	(255,959)	—	—	1,390,985
The Bank of New York Mellon	48,388	—	—	—	48,388
Toronto-Dominion Bank	22,072	(22,072)	—	—	—
UBS AG	356,424	(356,424)	—	—	—
	$ 7,031,346	$ (3,421,633)	$ —	$ (726,708)	$ 2,883,005

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 162,315	$ (162,315)	$ —	$ —	$ —
Barclays Bank PLC	358,717	(197,664)	—	—	161,053
BNP Paribas SA	326,226	(169,730)	—	—	156,496
Canadian Imperial Bank of Commerce	15,076	(15,076)	—	—	—
Citibank N.A.	280,417	(280,417)	—	—	—
Commonwealth Bank of Australia	2,972	(2,972)	—	—	—
Deutsche Bank AG	269,650	(28,877)	(240,773)	—	—
Goldman Sachs International	1,084,295	(1,039,648)	—	—	44,647
HSBC Bank PLC	8,312	(8,312)	—	—	—
HSBC Bank USA N.A.	41,991	(32,041)	—	—	9,950
JPMorgan Chase Bank N.A.	242,620	(242,620)	—	—	—
Morgan Stanley & Co. International PLC	430,062	(430,062)	—	—	—
Natwest Markets PLC	575,350	(80,906)	—	—	494,444
Nomura International PLC	9,799	(9,799)	—	—	—
Royal Bank of Canada	66,392	(66,392)	—	—	—
Societe Generale	7,687	—	—	—	7,687
Standard Chartered Bank	20,347	(20,347)	—	—	—
State Street Bank and Trust Co.	255,959	(255,959)	—	—	—
Toronto-Dominion Bank	340,701	(22,072)	—	—	318,629
UBS AG	1,242,271	(356,424)	—	—	885,847
	$ 5,741,159	$ (3,421,633)	$ (240,773)	$ —	$ 2,078,753

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 50,689,146	$ 107,095	$ 50,796,241
Common Stocks
China	—	112,737	—	112,737
Germany	—	216,520	—	216,520
Italy	—	156,054	—	156,054
United Kingdom	117,502	—	—	117,502
United States	8,530,386	1,075	755,422	9,286,883
Corporate Bonds
Argentina	—	491,610	—	491,610
Australia	—	1,520,736	554,944	2,075,680
Austria	84,337	224,097	—	308,434
Belgium	—	1,443,806	—	1,443,806
Brazil	—	1,945,177	—	1,945,177
Canada	—	2,900,143	—	2,900,143
Chile	—	725,760	—	725,760
China	—	946,039	—	946,039
Colombia	—	1,172,720	—	1,172,720
Czech Republic	—	226,238	—	226,238
Denmark	—	2,411,945	—	2,411,945
Finland	—	206,620	—	206,620
France	244,717	7,241,486	318,553	7,804,756
Germany	—	17,470,308	362,585	17,832,893
Greece	—	215,510	—	215,510
Hong Kong	—	1,553,255	—	1,553,255
India	—	377,482	392,000	769,482
Indonesia	—	263,839	—	263,839
Israel	—	369,685	—	369,685
Italy	91,294	5,960,415	—	6,051,709
Jamaica	—	159,391	—	159,391
Japan	—	2,298,963	—	2,298,963
Jersey	—	322,524	—	322,524
Kuwait	—	179,475	—	179,475
Latvia	—	186,124	—	186,124
Luxembourg	—	753,621	—	753,621
Macau	—	391,704	—	391,704
Malaysia	—	197,313	—	197,313
Mexico	—	2,577,776	—	2,577,776
Morocco	—	411,086	—	411,086
Netherlands	—	6,946,866	—	6,946,866
Nigeria	—	221,185	—	221,185
Panama	—	147,500	—	147,500
Portugal	—	307,138	—	307,138
Romania	—	205,282	—	205,282
Saudi Arabia	—	202,125	—	202,125
Slovenia	—	321,606	—	321,606
South Africa	—	2,169,899	—	2,169,899
Spain	514,750	2,610,813	—	3,125,563
Sweden	—	1,381,813	—	1,381,813
Switzerland	—	5,296,666	—	5,296,666
Thailand	—	570,046	—	570,046
Ukraine	—	844,314	—	844,314
United Arab Emirates	—	652,950	—	652,950
United Kingdom	—	19,784,047	—	19,784,047
United States	—	140,574,983	7,377,427	147,952,410
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed Rate Loan Interests	$ —	$ —	$ 824,933	$ 824,933
Floating Rate Loan Interests	—	1,794,840	4,076,768	5,871,608
Foreign Agency Obligations	—	144,104,012	—	144,104,012
Grantor Trust	546,240	—	—	546,240
Investment Companies	9,173,597	—	—	9,173,597
Municipal Bonds	—	6,313,645	—	6,313,645
Non-Agency Mortgage-Backed Securities	—	69,310,544	2,085,774	71,396,318
Preferred Securities
Capital Trusts	—	7,900,205	—	7,900,205
Preferred Stocks	—	—	4,208,363	4,208,363
U.S. Government Sponsored Agency Securities	—	130,269,594	—	130,269,594
U.S. Treasury Obligations	—	1,850,427	—	1,850,427
Warrants
United States	938	99	329,169	330,206
Venezuela	—	15,000	—	15,000
Short-Term Securities
Certificates of Deposit	—	8,252,107	—	8,252,107
Commercial Paper	—	15,602,931	—	15,602,931
Foreign Agency Obligations	—	2,172,416	—	2,172,416
Money Market Funds	51,778,417	—	—	51,778,417
U.S. Treasury Obligations	—	22,990,078	—	22,990,078
Options Purchased
Equity Contracts	146,350	28,190	—	174,540
Foreign Currency Exchange Contracts	—	446,009	—	446,009
Interest Rate Contracts	30,906	568,680	—	599,586
Unfunded Floating Rate Loan Interests(a)	—	—	8	8
Liabilities
Investments
TBA Sale Commitments	—	(621,160)	—	(621,160)
Unfunded Floating Rate Loan Interests(a)	—	—	(23,166)	(23,166)
	$ 71,259,434	$ 699,555,230	$ 21,369,875	$ 792,184,539
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 138,189	$ —	$ 138,189
Equity Contracts	35,989	—	—	35,989
Foreign Currency Exchange Contracts	—	5,442,246	—	5,442,246
Interest Rate Contracts	574,120	7,672,998	—	8,247,118
Other Contracts	—	5,869	—	5,869
Liabilities
Credit Contracts	—	(155,830)	—	(155,830)
Equity Contracts	(152,738)	(1,961)	—	(154,699)
Foreign Currency Exchange Contracts	—	(4,277,588)	—	(4,277,588)
Interest Rate Contracts	(2,781,840)	(24,815,523)	—	(27,597,363)
	$ (2,324,469)	$ (15,991,600)	$ —	$ (18,316,069)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2023	$ —	$ 258,706	$ 6,830,158	$ —	$ 2,609,564	$ 2,661,713	$ 2,174,541
Transfers into Level 3(a)	—	—	—	—	585,867	—	—
Transfers out of Level 3(b)	—	(16,442)	—	—	—	—	—
Other	—	(65,198)	—	—	—	—	65,198

2024 BlackRock Semi-Annual Financial Statements

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Accrued discounts/premiums	$ —	$ —	$ 23,374	$ —	$ 2,820	$ 13,951	$ —
Net realized gain (loss)	—	—	(72,569)	—	(690)	—	—
Net change in unrealized appreciation (depreciation)(c)(d)	220	15,996	(82,168)	(2,067)	41,658	28,077	13,604
Purchases	106,875	562,360	4,862,943	827,000	898,035	—	1,955,020
Sales	—	—	(2,556,229)	—	(60,486)	(617,967)	—
Closing balance, as of June 30, 2024	$ 107,095	$ 755,422	$ 9,005,509	$ 824,933	$ 4,076,768	$ 2,085,774	$ 4,208,363
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(d)	$ 220	$ 15,996	$ (63,116)	$ (2,067)	$ 41,658	$ 28,077	$ 13,604

	Unfunded FloatingRate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ (8,357)	$ 61,604	$ 14,587,929
Transfers into Level 3(a)	—	—	585,867
Transfers out of Level 3(b)	—	(923)	(17,365)
Other	—	—	—
Accrued discounts/premiums	—	—	40,145
Net realized gain (loss)	—	—	(73,259)
Net change in unrealized appreciation (depreciation)(c)(d)	(14,801)	268,488	269,007
Purchases	—	—	9,212,233
Sales	—	—	(3,234,682)
Closing balance, as of June 30, 2024	$ (23,158)	$ 329,169	$ 21,369,875
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(d)	$ (23,622)	$ 270,678	$ 281,428

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5,394,135. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$755,422	Market	EBITDA Multiple	12.40x - 12.80x	12.51x

Corporate Bonds	9,005,509	Income	Discount Rate	7%- 21%	12%

Floating Rate Loan Interests	3,401,766	Income	Discount Rate	7%- 14%	12%

Preferred Stocks(b)	4,208,363	Market	Revenue Multiple	2.65x - 8.50x	7.42x
			Time to Exit	2.5 - 3.0 years	2.7 years
			Volatility	75% - 90%	78%
			EBITDA Multiple	7.00x	—
		Income	Discount Rate	11% - 14%	13%

Warrants	184,734	Market	Revenue Multiple	8.50x	—
			Volatility	50%	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
	Income	Discount Rate	19%	—

$17,555,794

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $418,000 as of June 30, 2024.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	$1,207	$ 1,199,883
Series 2023-B, Class B, 7.44%, 09/15/28	5,710	5,812,881
Series 2023-B, Class C, 7.81%, 09/15/28	6,350	6,462,006
Series 2023-X1, Class A, 7.11%, 11/15/28	11,529	11,565,785
Series 2023-X1, Class B, 7.77%, 11/15/28	3,100	3,137,521
Series 2024-A, Class 1B, 5.93%, 02/15/29	3,540	3,527,929
Series 2024-A, Class 1C, 6.16%, 02/15/29	5,230	5,213,142
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,173,767
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,627,583
Series 2024-X1, Class B, 6.34%, 05/15/29	3,250	3,259,928
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,345,309
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,929,802
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	1,882	1,861,859
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	459	431,748
Exeter Automobile Receivables Trust
Series 2022-2A, Class B, 3.65%, 10/15/26	1,124	1,122,731
Series 2022-2A, Class C, 3.85%, 07/17/28	1,000	990,044
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	1,090	1,078,102
Series 2021-3, Class B, 0.76%, 02/26/29	4,084	3,989,704
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	7,498	7,500,994
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	17,250	17,276,968
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,006,378
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	470,691
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	4,937	4,911,519
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	817	810,336
Upstart Securitization Trust(a)
Series 2021-5, Class B, 2.49%, 11/20/31	3,066	3,032,655
Series 2022-4, Class A, 5.98%, 08/20/32	4,957	4,943,597
Westlake Automobile Receivables Trust, Series 2022- 1A, Class B, 2.75%, 03/15/27(a)	2,338	2,333,653
Total Asset-Backed Securities — 1.7% (Cost: $114,663,096)		115,016,515

	Shares
Common Stocks
Aerospace & Defense — 0.4%
BWX Technologies, Inc.	4,780	454,100
Curtiss-Wright Corp.	1,629	441,426
General Dynamics Corp.	27,588	8,004,382
General Electric Co.	13,428	2,134,649
HEICO Corp.	2,773	620,071
Howmet Aerospace, Inc.	8,457	656,517
Huntington Ingalls Industries, Inc.	1,755	432,309
Lockheed Martin Corp.	18,217	8,509,161
Northrop Grumman Corp.	2,300	1,002,685
TransDigm Group, Inc.	840	1,073,192
Woodward, Inc.	2,465	429,847
		23,758,339
Security	Shares	Value
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	4,245	$ 529,734
Automobile Components — 0.0%
Gentex Corp.	12,313	415,071
Automobiles — 0.1%
Tesla, Inc.(b)	35,007	6,927,185
Beverages — 0.3%
Boston Beer Co., Inc., Class A(b)	1,477	450,559
Brown-Forman Corp., Class B	12,727	549,679
Coca-Cola Co.	49,824	3,171,298
Constellation Brands, Inc., Class A	3,279	843,621
Keurig Dr. Pepper, Inc.	183,551	6,130,603
Molson Coors Beverage Co., Class B	8,653	439,832
Monster Beverage Corp.(b)	9,190	459,041
PepsiCo, Inc.	56,428	9,306,670
		21,351,303
Biotechnology — 0.4%
AbbVie, Inc.	63,930	10,965,273
BioMarin Pharmaceutical, Inc.(b)	6,261	515,468
Exelixis, Inc.(b)	19,442	436,862
Gilead Sciences, Inc.	109,224	7,493,859
Incyte Corp.(b)	535	32,432
Neurocrine Biosciences, Inc.(b)	3,653	502,908
Regeneron Pharmaceuticals, Inc.(b)	1,491	1,567,086
United Therapeutics Corp.(b)	1,726	549,817
Vertex Pharmaceuticals, Inc.(b)	3,462	1,622,709
		23,686,414
Broadline Retail — 0.1%
Amazon.com, Inc.(b)	48,459	9,364,702
Building Products — 0.1%
AAON, Inc.	5,477	477,813
Allegion PLC	3,790	447,788
Builders FirstSource, Inc.(b)	3,492	483,328
Lennox International, Inc.	1,066	570,289
Masco Corp.	7,392	492,825
Simpson Manufacturing Co., Inc.	2,454	413,573
Trane Technologies PLC	3,411	1,121,980
Trex Co., Inc.(b)	5,150	381,718
		4,389,314
Capital Markets — 0.1%
FactSet Research Systems, Inc.	1,217	496,865
Moody’s Corp.	2,710	1,140,720
MSCI, Inc., Class A	1,505	725,034
S&P Global, Inc.	4,127	1,840,642
		4,203,261
Chemicals — 0.2%
Air Products and Chemicals, Inc.	3,647	941,108
DuPont de Nemours, Inc.	8,511	685,051
Ecolab, Inc.	4,414	1,050,532
Linde PLC	5,853	2,568,355
LyondellBasell Industries NV, Class A	48,661	4,654,911
PPG Industries, Inc.	5,073	638,640
RPM International, Inc.	4,375	471,100
Sherwin-Williams Co.	3,700	1,104,191
		12,113,888
Commercial Services & Supplies — 0.1%
Cintas Corp.	1,545	1,081,902
Clean Harbors, Inc.(b)	2,160	488,484
Copart, Inc.(b)	16,328	884,324
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.	13,778	$ 536,378
Republic Services, Inc.	5,097	990,551
Rollins, Inc.	11,975	584,260
Waste Connections, Inc.	4,697	823,666
Waste Management, Inc.	5,796	1,236,519
		6,626,084
Communications Equipment — 0.2%
Arista Networks, Inc.(b)	4,327	1,516,527
Cisco Systems, Inc.	196,445	9,333,102
Motorola Solutions, Inc.	2,661	1,027,279
		11,876,908
Construction & Engineering — 0.0%
Comfort Systems USA, Inc.	1,434	436,108
EMCOR Group, Inc.	1,342	489,937
Quanta Services, Inc.	2,712	689,092
Valmont Industries, Inc.	1,559	427,868
		2,043,005
Construction Materials — 0.0%
Eagle Materials, Inc.	1,809	393,385
Martin Marietta Materials, Inc.	1,253	678,876
Vulcan Materials Co.	2,715	675,166
		1,747,427
Consumer Staples Distribution & Retail — 0.3%
Casey’s General Stores, Inc.	1,448	552,499
Costco Wholesale Corp.	4,892	4,158,151
Kroger Co.	109,151	5,449,909
Sprouts Farmers Market, Inc.(b)	5,312	444,402
Sysco Corp.	9,979	712,401
U.S. Foods Holding Corp.(b)	9,095	481,853
Walmart, Inc.	88,513	5,993,215
		17,792,430
Containers & Packaging — 0.1%
Amcor PLC	245,965	2,405,538
AptarGroup, Inc.	2,987	420,599
Avery Dennison Corp.	2,346	512,953
Packaging Corp. of America	11,189	2,042,664
		5,381,754
Distributors — 0.0%
Pool Corp.	1,373	421,964
Diversified Consumer Services — 0.0%
H&R Block, Inc.	4,058	220,065
Diversified Telecommunication Services — 0.1%
BCE, Inc.	19,496	631,086
TELUS Corp.	35,812	542,194
Verizon Communications, Inc.	51,968	2,143,160
		3,316,440
Electric Utilities — 0.6%
Alliant Energy Corp.	10,725	545,902
American Electric Power Co., Inc.	9,345	819,930
Constellation Energy Corp.	4,756	952,484
Duke Energy Corp.	78,324	7,850,415
Evergy, Inc.	26,624	1,410,273
NextEra Energy, Inc.	26,389	1,868,605
OGE Energy Corp.	130,548	4,660,564
PG&E Corp.	40,543	707,881
Pinnacle West Capital Corp.	89,844	6,862,285
Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	19,527	$ 539,922
Southern Co.	102,671	7,964,189
Xcel Energy, Inc.	136,950	7,314,499
		41,496,949
Electrical Equipment — 0.1%
Acuity Brands, Inc.	1,663	401,515
AMETEK, Inc.	4,403	734,024
Eaton Corp. PLC	5,255	1,647,705
Hubbell, Inc.	1,469	536,890
nVent Electric PLC	5,964	456,902
Rockwell Automation, Inc.	2,513	691,779
		4,468,815
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	17,624	1,187,329
Cognex Corp.	9,796	458,061
Corning, Inc.	124,582	4,840,011
Keysight Technologies, Inc.(b)	4,264	583,102
TE Connectivity Ltd.	5,493	826,312
Teledyne Technologies, Inc.(b)	1,340	519,893
		8,414,708
Entertainment — 0.1%
Netflix, Inc.(b)	4,948	3,339,306
Walt Disney Co.	22,426	2,226,678
		5,565,984
Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(b)	21,660	8,811,288
Jack Henry & Associates, Inc.	2,879	477,971
Mastercard, Inc., Class A	10,437	4,604,387
Visa, Inc., Class A	22,376	5,873,029
		19,766,675
Food Products — 0.5%
Campbell Soup Co.	169,466	7,658,168
Conagra Brands, Inc.	79,598	2,262,175
General Mills, Inc.	113,833	7,201,076
Hershey Co.	3,807	699,841
Hormel Foods Corp.	16,691	508,909
Ingredion, Inc.	24,908	2,856,948
Kellanova	92,462	5,333,208
Kraft Heinz Co.	218,842	7,051,089
Lamb Weston Holdings, Inc.	5,527	464,710
McCormick & Co., Inc.	7,910	561,135
Mondelez International, Inc., Class A	18,731	1,225,757
Post Holdings, Inc.(b)	3,894	405,599
		36,228,615
Gas Utilities — 0.1%
Atmos Energy Corp.	59,339	6,921,894
Ground Transportation — 0.2%
Canadian National Railway Co.	9,516	1,124,125
Canadian Pacific Kansas City Ltd.	14,302	1,125,996
CSX Corp.	31,046	1,038,489
JB Hunt Transport Services, Inc.	3,273	523,680
Landstar System, Inc.	2,279	420,430
Norfolk Southern Corp.	3,935	844,805
Old Dominion Freight Line, Inc.	4,146	732,183

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(b)	1,041	$ 493,736
Union Pacific Corp.	15,441	3,493,681
		9,797,125
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	21,240	2,207,048
Becton Dickinson & Co.	4,540	1,061,043
Boston Scientific Corp.(b)	19,673	1,515,018
Cooper Cos., Inc.	5,876	512,975
Dexcom, Inc.(b)	6,870	778,921
Edwards Lifesciences Corp.(b)	10,013	924,901
Hologic, Inc.(b)	7,061	524,279
IDEXX Laboratories, Inc.(b)	1,525	742,980
Intuitive Surgical, Inc.(b)	4,456	1,982,251
Medtronic PLC	57,193	4,501,661
Penumbra, Inc.(b)	2,156	388,015
ResMed, Inc.	3,055	584,788
STERIS PLC	2,522	553,680
Stryker Corp.	4,891	1,664,163
Zimmer Biomet Holdings, Inc.	5,058	548,945
		18,490,668
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	71,276	7,007,856
Chemed Corp.	771	418,329
CVS Health Corp.	96,663	5,708,917
Henry Schein, Inc.(b)	6,174	395,754
Patterson Cos., Inc.	186,250	4,492,350
Quest Diagnostics, Inc.	53,067	7,263,811
		25,287,017
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	3,094	566,233
Hotels, Restaurants & Leisure — 0.3%
Chipotle Mexican Grill, Inc.(b)	19,700	1,234,205
Darden Restaurants, Inc.	43,190	6,535,511
Hilton Worldwide Holdings, Inc.	4,309	940,224
McDonald’s Corp.	8,935	2,276,995
Restaurant Brands International, Inc.	9,908	697,226
Starbucks Corp.	16,036	1,248,403
Texas Roadhouse, Inc.	2,646	454,345
Wendy’s Co.	343,064	5,818,365
Yum! Brands, Inc.	5,355	709,323
		19,914,597
Household Durables — 0.0%
D.R. Horton, Inc.	5,886	829,514
Garmin Ltd.	4,064	662,107
NVR, Inc.(b)	79	599,496
PulteGroup, Inc.	5,219	574,612
TopBuild Corp.(b)	1,168	449,995
		3,115,724
Household Products — 0.3%
Church & Dwight Co., Inc.	5,761	597,300
Clorox Co.	3,869	528,002
Colgate-Palmolive Co.	12,181	1,182,044
Kimberly-Clark Corp.	56,958	7,871,596
Procter & Gamble Co.	68,331	11,269,149
		21,448,091
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	6,841	588,189
Security	Shares	Value
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	8,248	$ 1,761,278
Insurance — 0.8%
Aflac, Inc.	79,598	7,108,897
American Financial Group, Inc.	5,409	665,415
Axis Capital Holdings Ltd.	35,695	2,521,852
Cincinnati Financial Corp.	15,248	1,800,789
Everest Group Ltd.	18,073	6,886,174
Hartford Financial Services Group, Inc.	69,675	7,005,125
Old Republic International Corp.	225,623	6,971,751
Reinsurance Group of America, Inc.	33,994	6,977,948
Travelers Cos., Inc.	33,428	6,797,250
Unum Group	130,912	6,690,912
		53,426,113
Interactive Media & Services — 0.3%
Alphabet, Inc., Class A	50,591	9,215,151
Meta Platforms, Inc., Class A	18,729	9,443,536
Reddit, Inc., Class A(b)	7,771	496,489
		19,155,176
IT Services — 0.3%
Accenture PLC, Class A	7,877	2,389,960
Amdocs Ltd.	87,917	6,938,410
Booking Holdings, Inc.	438	1,735,137
Cognizant Technology Solutions Corp., Class A	10,494	713,592
Gartner, Inc.(b)	1,606	721,190
International Business Machines Corp.	42,265	7,309,732
VeriSign, Inc.(b)	2,985	530,733
		20,338,754
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	5,557	720,354
Bio-Techne Corp.	6,048	433,339
Danaher Corp.	9,037	2,257,894
Mettler-Toledo International, Inc.(b)	464	648,482
Thermo Fisher Scientific, Inc.	4,577	2,531,081
West Pharmaceutical Services, Inc.	1,835	604,431
		7,195,581
Machinery — 0.2%
Allison Transmission Holdings, Inc.	5,417	411,150
Dover Corp.	3,330	600,898
Fortive Corp.	8,270	612,807
Graco, Inc.	6,114	484,718
IDEX Corp.	2,431	489,117
Illinois Tool Works, Inc.	4,537	1,075,088
Ingersoll Rand, Inc.	8,052	731,444
ITT, Inc.	3,467	447,867
Lincoln Electric Holdings, Inc.	2,317	437,079
Nordson Corp.	2,064	478,724
Otis Worldwide Corp.	7,750	746,015
Parker-Hannifin Corp.	1,989	1,006,056
Pentair PLC	6,062	464,774
Snap-on, Inc.	1,818	475,207
Toro Co.	5,444	509,068
Westinghouse Air Brake Technologies Corp.	3,832	605,648
Xylem, Inc./New York	4,997	677,743
		10,253,403
Marine Transportation — 0.0%
Kirby Corp.(b)	3,385	405,286
Media — 0.1%
Comcast Corp., Class A	50,414	1,974,212
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Fox Corp., Class A	23,919	$ 822,096
New York Times Co., Class A	8,404	430,369
News Corp., Class A	18,502	510,100
Omnicom Group, Inc.	15,215	1,364,786
		5,101,563
Metals & Mining — 0.0%
Franco-Nevada Corp.	4,885	578,970
Reliance, Inc.	1,779	508,082
Royal Gold, Inc.	3,355	419,912
		1,506,964
Multi-Utilities — 0.5%
Ameren Corp.	9,574	680,807
CenterPoint Energy, Inc.	84,399	2,614,681
CMS Energy Corp.	91,802	5,464,973
Consolidated Edison, Inc.	82,034	7,335,480
DTE Energy Co.	13,353	1,482,317
Public Service Enterprise Group, Inc.	104,115	7,673,276
Sempra	11,207	852,404
WEC Energy Group, Inc.	85,316	6,693,893
		32,797,831
Oil, Gas & Consumable Fuels — 0.6%
Canadian Natural Resources Ltd.	31,998	1,139,129
Cheniere Energy, Inc.	4,551	795,651
Chevron Corp.	66,769	10,444,007
DT Midstream, Inc.(b)	57,385	4,076,056
Enbridge, Inc.	32,210	1,146,354
EOG Resources, Inc.	8,786	1,105,894
Exxon Mobil Corp.	113,631	13,081,201
ONEOK, Inc.	33,372	2,721,486
TC Energy Corp.	19,653	744,849
Williams Cos., Inc.	169,600	7,208,000
		42,462,627
Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	7,036	402,037
elf Beauty, Inc.(b)	2,515	529,961
Kenvue, Inc.	37,956	690,040
		1,622,038
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	159,013	6,603,810
Eli Lilly & Co.	10,281	9,308,212
Johnson & Johnson	74,822	10,935,984
Merck & Co., Inc.	29,015	3,592,057
Zoetis, Inc., Class A	6,718	1,164,632
		31,604,695
Professional Services — 0.2%
Automatic Data Processing, Inc.	28,526	6,808,871
Booz Allen Hamilton Holding Corp., Class A	3,521	541,882
Broadridge Financial Solutions, Inc.	2,961	583,317
CACI International, Inc., Class A(b)	1,018	437,872
FTI Consulting, Inc.(b)	1,931	416,188
Genpact Ltd.	11,927	383,930
Leidos Holdings, Inc.	3,750	547,050
Paychex, Inc.	29,891	3,543,877
Thomson Reuters Corp.	6,645	1,120,148
Verisk Analytics, Inc.	2,790	752,045
		15,135,180
Security	Shares	Value
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(b)	8,358	$ 619,662
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.	6,733	1,536,875
Applied Materials, Inc.	10,143	2,393,647
Lam Research Corp.	1,702	1,812,375
Lattice Semiconductor Corp.(b)	5,947	344,867
Monolithic Power Systems, Inc.	955	784,704
NVIDIA Corp.	78,100	9,648,474
Onto Innovation, Inc.(b)	2,067	453,830
Rambus, Inc.(b)	7,400	434,824
Teradyne, Inc.	4,025	596,867
Texas Instruments, Inc.	11,117	2,162,590
		20,169,053
Software — 0.3%
Adobe, Inc.(b)	5,259	2,921,585
Appfolio, Inc., Class A(b)	1,837	449,275
Cadence Design Systems, Inc.(b)	3,944	1,213,766
Guidewire Software, Inc.(b)	3,880	535,013
Intuit, Inc.	3,524	2,316,008
Manhattan Associates, Inc.(b)	2,197	541,956
Microsoft Corp.	20,944	9,360,921
Roper Technologies, Inc.	1,733	976,823
Synopsys, Inc.(b)	2,165	1,288,305
Tyler Technologies, Inc.(b)	1,133	569,650
Workday, Inc., Class A(b)	4,403	984,334
		21,157,636
Specialized REITs — 0.0%
Equinix, Inc.	1,400	1,059,240
Specialty Retail — 0.2%
Home Depot, Inc.	11,436	3,936,729
Lowe’s Cos., Inc.	7,613	1,678,362
Murphy USA, Inc.	1,037	486,830
O’Reilly Automotive, Inc.(b)	943	995,865
TJX Cos., Inc.	14,834	1,633,223
Tractor Supply Co.	2,310	623,700
Ulta Beauty, Inc.(b)	1,377	531,343
		9,886,052
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	45,606	9,605,536
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(b)	586	567,219
Lululemon Athletica, Inc.(b)	2,448	731,217
NIKE, Inc., Class B	19,462	1,466,851
		2,765,287
Tobacco — 0.2%
Altria Group, Inc.	25,297	1,152,279
Philip Morris International, Inc.	87,119	8,827,768
		9,980,047
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	2,148	416,712
Core & Main, Inc., Class A(b)	9,269	453,625
Fastenal Co.	11,187	702,991
Ferguson PLC	3,839	743,422
MSC Industrial Direct Co., Inc., Class A	4,587	363,795

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	1,151	$ 533,189
WW Grainger, Inc.	886	799,385
		4,013,119
Water Utilities — 0.0%
American Water Works Co., Inc.	4,667	602,790
Essential Utilities, Inc.	12,020	448,706
		1,051,496
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	14,040	2,473,567
Total Common Stocks — 10.6% (Cost: $662,788,576)		703,783,756

	Par (000)
Corporate Bonds
Aerospace & Defense — 1.2%
Boeing Co.
2.20%, 02/04/26	$2,000	1,879,750
6.30%, 05/01/29(a)	2,480	2,514,869
5.15%, 05/01/30	10,170	9,766,109
6.39%, 05/01/31(a)	910	926,432
6.53%, 05/01/34(a)	1,255	1,284,994
General Dynamics Corp., 3.50%, 04/01/27	8,602	8,281,491
Lockheed Martin Corp.
1.85%, 06/15/30	70	58,970
3.90%, 06/15/32	6,455	6,020,624
5.25%, 01/15/33	14,230	14,464,845
4.75%, 02/15/34	28,270	27,524,575
RTX Corp.
3.15%, 12/15/24	1,153	1,138,582
3.95%, 08/16/25	130	127,770
5.75%, 01/15/29	785	806,009
6.00%, 03/15/31	1,530	1,593,724
6.10%, 03/15/34	350	368,413
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)	2,308	2,545,992
TransDigm, Inc., 6.88%, 12/15/30(a)	924	943,265
		80,246,414
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,175,642
Automobile Components — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	1,456	1,475,542
IHO Verwaltungs GmbH, (6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(a)(c)	2,000	1,976,632
Lear Corp., 3.80%, 09/15/27	1,964	1,875,107
Titan International, Inc., 7.00%, 04/30/28	3,599	3,461,101
		8,788,382
Automobiles — 1.2%
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,336,447
1.30%, 09/09/26	1,960	1,806,090
4.90%, 03/13/29	3,360	3,346,732
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	7,870	7,754,389
Benteler International AG, 10.50%, 05/15/28(a)	490	526,175
Carvana Co., (13.00% PIK), 13.00%, 06/01/30(a)(c)	4,629	5,067,206
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	17,200	17,772,651
Security	Par (000)	Value
Automobiles (continued)
General Motors Co., 6.13%, 10/01/25	$600	$ 603,122
General Motors Financial Co., Inc.
2.35%, 02/26/27	14,390	13,311,414
5.40%, 05/08/27	4,665	4,662,431
5.75%, 02/08/31	1,295	1,298,455
5.60%, 06/18/31	3,090	3,066,875
5.95%, 04/04/34	860	860,735
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,200,170
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)	4,348	4,262,292
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)	2,905	3,009,554
Toyota Motor Credit Corp., 1.13%, 06/18/26	6,397	5,924,105
		78,808,843
Banks — 13.3%
Banco Santander SA
2.75%, 05/28/25	800	779,226
5.59%, 08/08/28	29,200	29,470,150
6.94%, 11/07/33	7,000	7,645,800
6.35%, 03/14/34	400	400,286
(1-year CMT + 0.90%), 1.72%, 09/14/27(d)	2,800	2,567,662
Bank of America Corp.(d)
(1-day SOFR + 0.65%), 1.53%, 12/06/25	5,700	5,593,626
(1-day SOFR + 0.91%), 0.98%, 09/25/25	9,010	8,909,042
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,296,747
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,516,676
(1-day SOFR + 1.15%), 1.32%, 06/19/26	8,520	8,163,942
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	542,899
(1-day SOFR + 1.33%), 3.38%, 04/02/26	25,840	25,377,275
(1-day SOFR + 1.65%), 5.47%, 01/23/35	5,535	5,529,401
(1-day SOFR + 1.75%), 4.83%, 07/22/26	6,870	6,803,763
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,448,564
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,403,397
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,564,910
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25	2,000	1,979,184
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	2,625	2,268,917
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,450,457
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29	1,605	1,546,439
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32	290	245,384
Bank of Montreal
1.85%, 05/01/25	970	940,903
3.70%, 06/07/25	13,441	13,210,442
1.25%, 09/15/26	2,260	2,070,106
5.72%, 09/25/28	3,110	3,172,930
Bank of Nova Scotia
3.45%, 04/11/25	315	309,807
1.05%, 03/02/26	3,798	3,536,226
1.35%, 06/24/26	14,962	13,843,485
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	6,840	6,723,588
0.95%, 10/23/25	1,870	1,764,964
Citibank NA, Series BKNT, 5.57%, 04/30/34	5,365	5,450,336
Citigroup, Inc.
4.45%, 09/29/27	240	233,936
(1-day SOFR + 0.69%), 2.01%, 01/25/26(d)	4,669	4,568,794
(1-day SOFR + 0.77%), 1.46%, 06/09/27(d)	23,540	21,817,518
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	4,350	3,694,928
(1-day SOFR + 1.42%), 2.98%, 11/05/30(d)	13,388	11,924,212
(1-day SOFR + 1.53%), 3.29%, 03/17/26(d)	9,120	8,957,185
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.94%), 3.79%, 03/17/33(d)	$3,140	$ 2,797,830
(1-day SOFR + 2.06%), 5.83%, 02/13/35(d)	17,060	16,882,362
(1-day SOFR + 2.66%), 6.17%, 05/25/34(d)	1,185	1,205,133
(1-day SOFR + 2.84%), 3.11%, 04/08/26(d)	4,485	4,394,009
Fifth Third Bancorp(d)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	386,604
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,383,330
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	710	762,375
12.25%, 10/01/30	1,110	1,194,058
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,850,725
3.75%, 05/22/25	75	73,779
4.25%, 10/21/25	8,100	7,958,052
3.75%, 02/25/26	75	73,058
3.50%, 11/16/26	35	33,593
2.60%, 02/07/30	3,090	2,707,773
3.80%, 03/15/30	900	841,438
(1-day SOFR + 0.61%), 0.86%, 02/12/26(d)	3,505	3,399,313
(1-day SOFR + 0.80%), 1.43%, 03/09/27(d)	14,780	13,791,138
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	8,880	7,292,529
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	1,545	1,298,971
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	5,985	5,868,125
(1-day SOFR + 1.55%), 5.85%, 04/25/35(d)	10,585	10,842,502
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	3,015	2,860,738
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(d)	125	124,195
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(d)	250	240,656
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(d)	6,100	5,702,242
HSBC Holdings PLC(d)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	13,635	13,376,477
(1-day SOFR + 1.51%), 4.18%, 12/09/25	7,115	7,062,132
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,105,245
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,962,356
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	2,450	2,426,709
(1-year CMT + 2.60%), 4.20%, 06/01/32(d)	4,944	4,182,880
(1-year CMT + 2.75%), 4.95%, 06/01/42(d)	6,158	4,601,555
JPMorgan Chase & Co.
3.30%, 04/01/26	289	279,773
(1-day SOFR + 0.61%), 1.56%, 12/10/25(d)	9,540	9,362,684
(1-day SOFR + 0.77%), 1.47%, 09/22/27(d)	22,140	20,335,395
(1-day SOFR + 0.80%), 1.05%, 11/19/26(d)	8,505	7,990,199
(1-day SOFR + 0.92%), 2.60%, 02/24/26(d)	21,045	20,626,186
(1-day SOFR + 1.16%), 2.30%, 10/15/25(d)	4,160	4,118,194
(1-day SOFR + 1.26%), 2.96%, 01/25/33(d)	3,385	2,886,078
(1-day SOFR + 1.62%), 5.34%, 01/23/35(d)	5,280	5,248,435
(1-day SOFR + 1.85%), 2.08%, 04/22/26(d)	428	415,614
(1-day SOFR + 1.85%), 5.35%, 06/01/34(d)	11,415	11,364,415
(1-day SOFR + 1.99%), 4.85%, 07/25/28(d)	19,310	19,112,174
(1-day SOFR + 2.08%), 4.91%, 07/25/33(d)	5,300	5,147,556
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(d)	1,300	1,269,832
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(d)	35	33,683
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(d)	852	829,938
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
4.58%, 12/10/25	$3,110	$ 3,053,377
(1-year CMT + 1.75%), 4.72%, 08/11/26(d)	5,380	5,318,125
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(d)	21,874	23,015,178
Mitsubishi UFJ Financial Group, Inc.(d)
(1-year CMT + 0.45%), 0.96%, 10/11/25	6,325	6,236,862
(1-year CMT + 0.55%), 0.95%, 07/19/25	6,270	6,254,190
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	13,599,929
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,401,925
(1-year CMT + 1.55%), 5.06%, 09/12/25	5,470	5,460,240
(1-year CMT + 1.70%), 4.79%, 07/18/25	5,550	5,546,740
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	784,743
Mizuho Financial Group, Inc.(d)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,350,224
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,835,376
(1-year CMT + 1.90%), 5.75%, 07/06/34	17,915	18,199,521
Morgan Stanley
3.95%, 04/23/27	509	491,574
3.59%, 07/22/28(d)	325	309,043
(1-day SOFR + 0.86%), 1.51%, 07/20/27(d)	4,895	4,525,447
(1-day SOFR + 0.88%), 1.59%, 05/04/27(d)	4,205	3,920,157
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	13	12,122
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	3,695	3,238,964
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	4,540	4,653,841
(1-day SOFR + 1.59%), 5.16%, 04/20/29(d)	10,845	10,809,804
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	18	17,491
(1-day SOFR + 1.63%), 5.45%, 07/20/29(d)	911	916,619
(1-day SOFR + 1.67%), 4.68%, 07/17/26(d)	9,420	9,327,680
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	1,115	1,112,091
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	10,910	10,739,314
(1-day SOFR + 1.99%), 2.19%, 04/28/26(d)	2,440	2,369,592
(1-day SOFR + 3.12%), 3.62%, 04/01/31(d)	13,724	12,593,341
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(d)	35	33,317
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(d)	165	159,619
PNC Financial Services Group, Inc.(d)
(1-day SOFR Index + 1.09%), 5.67%, 10/28/25	6,290	6,283,074
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33	8,350	8,602,741
Popular, Inc., 7.25%, 03/13/28	4,395	4,512,478
Royal Bank of Canada
1.15%, 06/10/25	2,500	2,400,608
1.20%, 04/27/26	1,495	1,388,723
2.05%, 01/21/27	8,000	7,429,239
5.20%, 08/01/28	1,220	1,228,010
4.95%, 02/01/29	1,840	1,831,336
5.00%, 02/01/33	1,880	1,853,028
Santander Holdings USA, Inc.(d)
(1-day SOFR + 2.14%), 6.34%, 05/31/35	7,410	7,388,740
(1-day SOFR + 2.50%), 6.17%, 01/09/30	3,559	3,586,687
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(d)	3,000	2,855,087
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	353,641
1.47%, 07/08/25	7,252	6,961,997
5.46%, 01/13/26	5,130	5,129,472
1.40%, 09/17/26	7,800	7,159,178
2.17%, 01/14/27	2,735	2,535,813
5.52%, 01/13/28	5,590	5,650,409
Toronto-Dominion Bank
3.77%, 06/06/25	15,240	14,993,336

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
4.69%, 09/15/27	$6,755	$ 6,654,030
Truist Financial Corp.
1.20%, 08/05/25	3,401	3,239,978
(1-day SOFR + 0.86%), 1.89%, 06/07/29(d)	199	174,212
(1-day SOFR + 1.62%), 5.44%, 01/24/30(d)	4,635	4,622,928
(1-day SOFR + 2.36%), 5.87%, 06/08/34(d)	5,010	5,048,061
U.S. Bancorp(d)
(1-day SOFR + 1.66%), 4.55%, 07/22/28	1,730	1,691,144
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,450,542
UBS AG, 5.65%, 09/11/28	3,500	3,565,227
UniCredit SpA(a)(d)
(5-year CMT + 4.75%), 5.46%, 06/30/35	3,625	3,395,809
(5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32	807	787,716
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34	7,118	7,263,058
Wells Fargo & Co.
4.15%, 01/24/29	3,212	3,088,119
(1-day SOFR + 1.07%), 5.71%, 04/22/28(d)	6,120	6,172,957
(1-day SOFR + 1.32%), 3.91%, 04/25/26(d)	2,631	2,591,517
(1-day SOFR + 1.51%), 3.53%, 03/24/28(d)	5,719	5,455,054
(1-day SOFR + 1.56%), 4.54%, 08/15/26(d)	7,464	7,371,616
(1-day SOFR + 1.74%), 5.57%, 07/25/29(d)	6,080	6,135,159
(1-day SOFR + 1.78%), 5.50%, 01/23/35(d)	10,545	10,508,021
(1-day SOFR + 1.98%), 4.81%, 07/25/28(d)	16,629	16,399,267
(1-day SOFR + 1.99%), 5.56%, 07/25/34(d)	8,470	8,463,732
(1-day SOFR + 2.10%), 2.39%, 06/02/28(d)	3	2,763
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(d)	5,524	5,404,036
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(d)	4,271	3,696,423
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(d)	1,875	1,663,230
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(d)	31	29,525
Wells Fargo Bank NA, Series BKNT, 5.45%, 08/07/26	7,335	7,356,985
		883,086,297
Beverages — 0.6%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,782,491
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,265,760
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,443,974
2.88%, 05/01/30	310	273,585
Diageo Capital PLC
2.38%, 10/24/29	405	357,943
2.00%, 04/29/30	2,710	2,309,934
5.50%, 01/24/33	18,405	18,919,985
		38,353,672
Biotechnology — 0.3%
Amgen, Inc.
5.15%, 03/02/28	3,035	3,034,554
4.05%, 08/18/29	1,225	1,171,684
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	107	69,545
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	17,040,497
		21,316,280
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	550	545,374
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/28(a)	980	1,045,812
Kohl’s Corp., 4.63%, 05/01/31	5,433	4,544,853
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	375	363,935
5.88%, 03/15/30	6,219	5,964,817
6.13%, 03/15/32	3,500	3,342,369
Security	Par (000)	Value
Broadline Retail (continued)
Rakuten Group, Inc.(a)
11.25%, 02/15/27	$7,609	$ 8,126,470
9.75%, 04/15/29	3,429	3,534,442
(5-year CMT + 4.58%), 5.13%(d)(e)	225	198,875
(5-year CMT + 4.96%), 6.25%(d)(e)	345	270,914
		27,937,861
Building Materials — 0.3%
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,770,724
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)	1,370	1,373,180
Masco Corp., 3.50%, 11/15/27	2,925	2,764,025
Owens Corning, 5.70%, 06/15/34	4,605	4,647,383
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,500	3,713,241
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,505,217
		16,773,770
Building Products — 0.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	4,100	3,812,831
Home Depot, Inc.
2.50%, 04/15/27	150	140,464
2.88%, 04/15/27	955	903,933
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,681,635
2.63%, 04/01/31	1,155	985,345
		14,524,208
Capital Markets — 1.6%
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,637,658
7.00%, 01/15/27	7,150	7,269,902
2.88%, 06/15/27	6,210	5,684,261
2.88%, 06/15/28	3,355	2,971,862
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	304,964
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	73	70,598
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	4,130	4,048,825
(1-day SOFR + 1.35%), 4.41%, 07/24/26(d)	717	708,946
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	427	435,063
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,583,502
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	5,221,089
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,310,837
Brookfield Corp., 4.00%, 01/15/25	1,000	990,124
Brookfield Finance, Inc.
3.90%, 01/25/28	55	52,489
6.35%, 01/05/34	3,600	3,773,030
5.68%, 01/15/35	6,190	6,123,754
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	4,991	4,733,819
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,436,274
3.45%, 03/01/32	5,934	5,169,695
FS KKR Capital Corp.
1.65%, 10/12/24	1,905	1,880,700
4.13%, 02/01/25	105	103,723
2.63%, 01/15/27	5,275	4,761,715
3.25%, 07/15/27	2,810	2,545,014
3.13%, 10/12/28	4,080	3,542,422
7.88%, 01/15/29	60	61,931
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	570,305
7.05%, 12/05/28	3,400	3,471,453
6.00%, 07/15/29	3,100	3,041,171
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26	538	533,752
5.25%, 05/15/27	4,834	4,537,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
9.75%, 01/15/29(a)	$5,299	$ 5,489,753
4.38%, 02/01/29	2,339	1,999,942
9.00%, 06/15/30(a)	3,319	3,302,255
Main Street Capital Corp.
3.00%, 07/14/26	2,000	1,872,349
6.95%, 03/01/29	4,390	4,439,054
		104,679,535
Chemicals — 0.9%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	963,873
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,965	5,101,441
Chemours Co.
5.38%, 05/15/27	858	814,430
5.75%, 11/15/28(a)	1,710	1,578,752
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,533	5,313,888
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,575,686
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,375,571
Methanex Corp., 5.65%, 12/01/44	1,300	1,121,834
NOVA Chemicals Corp., 9.00%, 02/15/30(a)	2,500	2,637,668
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	110	100,752
PPG Industries, Inc.
1.20%, 03/15/26	8,910	8,299,705
2.55%, 06/15/30	2,000	1,742,998
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,677	3,957,493
Sasol Financing USA LLC
6.50%, 09/27/28	2,748	2,614,894
8.75%, 05/03/29(a)	1,652	1,673,806
5.50%, 03/18/31	7,492	6,307,328
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	5,802,263
Tronox, Inc., 4.63%, 03/15/29(a)	7,286	6,576,988
		58,559,370
Commercial Services & Supplies — 1.6%
ADT Security Corp., 4.88%, 07/15/32(a)	5,860	5,381,246
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	2,119	2,038,266
APX Group, Inc., 5.75%, 07/15/29(a)	4,639	4,450,795
Cimpress PLC, 7.00%, 06/15/26	3,241	3,238,407
CoreCivic, Inc., 8.25%, 04/15/29	2,655	2,744,312
CPI CG, Inc.(a)
8.63%, 03/15/26	3,000	3,064,011
07/15/29(f)	2,630	2,728,625
Deluxe Corp., 8.00%, 06/01/29(a)	5,528	5,187,372
Fortress Transportation and Infrastructure Investors LLC(a)
7.88%, 12/01/30	1,640	1,715,652
7.00%, 06/15/32	2,350	2,383,244
GEO Group, Inc.(a)
8.63%, 04/15/29	5,061	5,183,507
10.25%, 04/15/31	5,255	5,498,254
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	3,856	3,571,532
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	3,014	2,970,064
PROG Holdings, Inc., 6.00%, 11/15/29(a)	5,248	4,985,000
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,756,107
2.90%, 10/01/30	4,900	4,316,729
2.35%, 01/15/32	5,895	4,789,631
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,186,512
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc. (continued)
2.50%, 12/01/29	$115	$ 101,818
1.25%, 08/15/30	1,905	1,539,348
2.90%, 03/01/32	11,640	10,058,426
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,886,264
VT Topco, Inc., 8.50%, 08/15/30(a)	1,260	1,323,050
ZipRecruiter, Inc., 5.00%, 01/15/30(a)	4,780	4,152,885
		105,251,057
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.05%, 02/26/34	3,320	3,317,521
Motorola Solutions, Inc.
4.00%, 09/01/24	6	5,975
4.60%, 02/23/28	50	49,158
4.60%, 05/23/29	600	584,637
2.30%, 11/15/30	200	168,194
2.75%, 05/24/31	3,485	2,953,836
5.60%, 06/01/32	11,250	11,375,617
5.40%, 04/15/34	5,765	5,715,218
		24,170,156
Construction & Engineering(a) — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30	895	967,221
MasTec, Inc., 6.63%, 08/15/29	1,491	1,468,642
Tutor Perini Corp., 11.88%, 04/30/29	3,335	3,586,222
		6,022,085
Consumer Finance — 2.5%
American Express Co.
3.95%, 08/01/25	7,010	6,894,824
4.90%, 02/13/26	2,850	2,831,653
4.05%, 05/03/29	3,650	3,522,447
(1-day SOFR + 1.84%), 5.04%, 05/01/34(d)	13,860	13,554,208
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	1,440	1,441,670
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,772,226
5.15%, 05/15/33	7,000	7,011,370
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	6,160	6,471,185
Capital One Financial Corp.(d)
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	62,283
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	12,829,094
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	584,540
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,605	5,734,943
Charles Schwab Corp.
1.15%, 05/13/26	2,135	1,974,373
5.88%, 08/24/26	6,560	6,635,393
2.45%, 03/03/27	1,495	1,394,327
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	3,315	3,447,725
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	4,901	4,996,661
Enova International, Inc., 11.25%, 12/15/28(a)	5,048	5,391,213
FirstCash, Inc.(a)
5.63%, 01/01/30	930	880,805
6.88%, 03/01/32	3,540	3,539,526
goeasy Ltd.(a)
9.25%, 12/01/28	4,874	5,173,132
7.63%, 07/01/29	3,786	3,861,796
Jefferies Financial Group, Inc., 5.88%, 07/21/28	2,085	2,105,938
LPL Holdings, Inc.
5.70%, 05/20/27	10,610	10,651,949
6.00%, 05/20/34	2,890	2,885,663
Mastercard, Inc.
2.95%, 06/01/29	260	238,952
1.90%, 03/15/31	167	139,547

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Nomura Holdings, Inc.
5.10%, 07/03/25	$7,720	$ 7,671,113
1.85%, 07/16/25	7,520	7,224,640
OneMain Finance Corp.
6.63%, 01/15/28	3,686	3,699,070
9.00%, 01/15/29	3,864	4,076,605
7.88%, 03/15/30	1,706	1,758,981
7.50%, 05/15/31	1,375	1,391,328
StoneX Group, Inc., 7.88%, 03/01/31(a)	4,408	4,546,266
Synchrony Financial, 7.25%, 02/02/33	6,319	6,283,060
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	5,901	5,929,325
		164,607,831
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,155,745
General Mills, Inc.
4.00%, 04/17/25	690	681,054
4.95%, 03/29/33	2,685	2,615,176
Kroger Co., 2.20%, 05/01/30	40	34,036
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26	1,649	1,551,516
		6,037,527
Containers & Packaging — 0.4%
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	4,667	4,408,737
Klabin Austria GmbH, 7.00%, 04/03/49(a)	5,500	5,577,550
Mauser Packaging Solutions Holding Co.(a)
7.88%, 04/15/27	2,675	2,728,477
9.25%, 04/15/27	1,720	1,721,104
Packaging Corp. of America, 5.70%, 12/01/33	10,640	10,807,855
		25,243,723
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25	2,710	2,643,157
Diversified REITs — 0.4%
Crown Castle, Inc., 3.65%, 09/01/27	7,183	6,826,038
Mid-America Apartments LP, 1.10%, 09/15/26	260	237,495
Prologis LP
4.88%, 06/15/28	1,245	1,238,908
4.75%, 06/15/33	3,435	3,311,987
Simon Property Group LP
3.50%, 09/01/25	810	792,575
1.38%, 01/15/27	2,920	2,664,158
5.50%, 03/08/33	2,760	2,775,444
VICI Properties LP, 4.38%, 05/15/25	975	962,055
VICI Properties LP/VICI Note Co., Inc.(a)
4.63%, 06/15/25	8,410	8,300,052
5.75%, 02/01/27	160	160,003
3.75%, 02/15/27	615	584,119
3.88%, 02/15/29	620	573,080
4.63%, 12/01/29	100	94,637
4.13%, 08/15/30	300	272,839
XHR LP, 4.88%, 06/01/29(a)	295	276,474
		29,069,864
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
1.70%, 03/25/26	19,033	17,866,579
2.30%, 06/01/27	11,475	10,614,965
4.35%, 03/01/29	162	157,007
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	3,392	3,360,017
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	$1,370	$ 1,355,682
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	3,000	2,895,453
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	7,086	6,055,739
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	82,986
5.00%, 05/01/28	2,275	2,143,265
6.75%, 05/01/29	9,154	8,396,583
8.75%, 05/15/30	5,139	5,295,445
8.63%, 03/15/31	7,955	8,194,658
GCI LLC, 4.75%, 10/15/28(a)	6,665	6,083,668
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,173,830
6.63%, 08/01/26	2,081	967,626
Millicom International Cellular SA(a)
4.50%, 04/27/31	2,970	2,550,488
7.38%, 04/02/32	6,560	6,540,320
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,019,059
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,632,195
2.05%, 02/15/28	6,900	6,197,595
2.88%, 02/15/31	4,975	4,314,369
5.15%, 04/15/34	3,045	2,992,820
Verizon Communications, Inc.
3.00%, 03/22/27	440	416,298
4.33%, 09/21/28	350	340,322
1.68%, 10/30/30	2,273	1,847,361
		120,494,330
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28	50	47,486
5.40%, 06/01/33	125	121,691
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	552,179
AES Corp., 1.38%, 01/15/26	3,584	3,358,621
Alabama Power Co., 3.05%, 03/15/32	1,465	1,266,794
Ameren Corp., 3.50%, 01/15/31	140	126,215
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,494,395
4.95%, 06/01/33	470	458,749
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,818,899
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	673,132
Series BB, 4.50%, 08/01/32	2,120	1,959,271
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,861,281
Atlantic City Electric Co., 4.00%, 10/15/28	50	47,944
Avangrid, Inc., 3.80%, 06/01/29	100	93,031
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	93,806
3.70%, 07/15/30	5,170	4,807,365
1.65%, 05/15/31	245	194,952
Black Hills Corp.
1.04%, 08/23/24	570	565,865
3.15%, 01/15/27	1,960	1,858,896
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32	1,850	1,751,679
Series AG, 3.00%, 03/01/32	635	548,026
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,248,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.
2.20%, 03/01/30	$170	$ 145,721
4.90%, 02/01/33	665	649,476
5.30%, 06/01/34	3,570	3,570,239
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,864,112
Series 20A, 3.35%, 04/01/30	330	302,969
Constellation Energy Generation LLC
3.25%, 06/01/25	770	752,877
5.80%, 03/01/33	620	632,605
Dominion Energy, Inc.
4.25%, 06/01/28	165	159,373
Series A, 1.45%, 04/15/26	621	578,317
Series B, 3.60%, 03/15/27	1,300	1,244,939
Series C, 3.38%, 04/01/30	916	827,418
Series C, 2.25%, 08/15/31	1,375	1,120,062
DTE Electric Co., Series C, 2.63%, 03/01/31	390	336,314
DTE Energy Co.
2.85%, 10/01/26	5,000	4,733,250
5.85%, 06/01/34	610	618,831
Series C, 3.40%, 06/15/29	122	111,771
Series F, 1.05%, 06/01/25	630	604,058
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	3,980,648
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,048,871
3.40%, 06/15/29	255	235,575
2.55%, 06/15/31	3,870	3,239,986
5.75%, 09/15/33	640	649,909
Duke Energy Florida LLC, 1.75%, 06/15/30	115	95,420
Duke Energy Progress LLC, 5.25%, 03/15/33	755	752,742
Edison International, 4.95%, 04/15/25	2,500	2,481,754
Entergy Arkansas LLC, 5.30%, 09/15/33	720	717,368
Entergy Corp., 0.90%, 09/15/25	290	274,392
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,029,228
Entergy Mississippi LLC, 5.00%, 09/01/33	920	891,358
Entergy Texas, Inc., 4.00%, 03/30/29	50	47,894
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	884,174
Evergy, Inc., 2.90%, 09/15/29	100	89,317
Eversource Energy
5.13%, 05/15/33	3,070	2,947,046
Series L, 2.90%, 10/01/24	800	794,088
Series M, 3.30%, 01/15/28	1,000	934,018
Exelon Corp.
3.95%, 06/15/25	1,500	1,476,054
5.15%, 03/15/28	2,050	2,045,322
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,732,464
Florida Power & Light Co., 2.45%, 02/03/32	190	158,286
Georgia Power Co.
3.25%, 03/30/27	50	47,541
4.65%, 05/16/28	3,000	2,953,657
4.70%, 05/15/32	900	869,769
Series B, 2.65%, 09/15/29	700	624,152
Interstate Power and Light Co., 2.30%, 06/01/30	310	264,730
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,110,209
Mercury Chile Holdco LLC, 6.50%, 01/24/27(a)	1,777	1,732,753
MidAmerican Energy Co., 3.65%, 04/15/29	310	293,133
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,973,961
5.05%, 09/15/28	790	791,727
3.70%, 03/15/29	100	94,204
2.40%, 03/15/30	1,105	955,354
5.80%, 01/15/33	2,350	2,415,020
Security	Par (000)	Value
Electric Utilities (continued)
Nevada Power Co., Series DD, 2.40%, 05/01/30	$700	$ 602,785
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	10,570	10,458,982
5.75%, 09/01/25	70	70,152
1.90%, 06/15/28	1,335	1,180,349
3.50%, 04/01/29	150	139,399
2.75%, 11/01/29	1,005	893,808
5.05%, 02/28/33	7,450	7,241,067
NiSource, Inc., 0.95%, 08/15/25	4,330	4,112,589
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,463,106
Ohio Power Co.
5.00%, 06/01/33	500	481,593
5.65%, 06/01/34	1,295	1,300,376
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,369,748
4.15%, 06/01/32	555	517,159
4.55%, 09/15/32	385	367,869
5.65%, 11/15/33	355	364,153
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,263,459
2.10%, 08/01/27	35	31,580
3.00%, 06/15/28	1,265	1,156,646
2.50%, 02/01/31	1,265	1,042,762
3.25%, 06/01/31	1,750	1,504,670
6.40%, 06/15/33	3,358	3,468,140
PacifiCorp., 5.30%, 02/15/31	725	722,660
PECO Energy Co., 4.90%, 06/15/33	1,510	1,478,991
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,026,740
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	493,090
4.85%, 02/15/34	2,265	2,203,946
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,066,626
Series 38, 4.10%, 06/01/32	1,370	1,261,948
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	316,257
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,179,870
4.65%, 03/15/33	1,575	1,518,053
5.20%, 08/01/33	740	741,056
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	89,201
5.45%, 04/01/34	300	297,352
Puget Energy, Inc., 2.38%, 06/15/28	170	151,729
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	237,479
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,349,510
Sempra
3.40%, 02/01/28	50	47,021
3.70%, 04/01/29	350	327,806
5.50%, 08/01/33	640	638,938
Southern California Edison Co.
2.85%, 08/01/29	115	103,247
5.45%, 06/01/31	4,090	4,119,238
5.95%, 11/01/32	3,168	3,273,756
5.20%, 06/01/34	810	790,921
Series B, 3.65%, 03/01/28	770	729,869
Southern Co., 5.20%, 06/15/33	1,320	1,295,931
Southern Power Co., 0.90%, 01/15/26	2,000	1,864,010
Southwestern Electric Power Co., 5.30%, 04/01/33	920	891,369
Tucson Electric Power Co., 1.50%, 08/01/30	30	24,354
Union Electric Co.
3.50%, 03/15/29	50	47,138

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
2.95%, 03/15/30	$240	$ 214,462
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,225,305
5.30%, 08/15/33	310	308,303
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	4,442	4,625,859
WEC Energy Group, Inc., 5.60%, 09/12/26	1,235	1,239,668
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	154,851
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,055,640
Xcel Energy, Inc.
4.60%, 06/01/32	860	804,148
5.45%, 08/15/33	260	255,432
5.50%, 03/15/34	350	344,797
		190,380,535
Electronic Equipment, Instruments & Components — 1.0%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,166,552
Amphenol Corp.
4.75%, 03/30/26	785	778,468
2.80%, 02/15/30	1,000	890,226
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	5,644	5,629,937
3.28%, 12/01/28	1,763	1,600,328
3.25%, 02/15/29	9,100	8,220,677
3.57%, 12/01/31	15,580	13,607,751
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	760	784,300
Flex Ltd., 4.88%, 06/15/29	4,291	4,157,679
Honeywell International, Inc., 4.50%, 01/15/34	7,150	6,863,067
Interface, Inc., 5.50%, 12/01/28(a)	1,548	1,451,321
Jabil, Inc.
1.70%, 04/15/26	2,580	2,410,067
4.25%, 05/15/27	4,140	4,011,055
5.45%, 02/01/29	3,345	3,344,720
Keysight Technologies, Inc.
4.60%, 04/06/27	130	127,682
3.00%, 10/30/29	80	71,261
Steelcase, Inc., 5.13%, 01/18/29	3,686	3,489,682
TD SYNNEX Corp., 6.10%, 04/12/34	6,065	6,081,871
Xerox Holdings Corp.(a)
5.50%, 08/15/28	3,242	2,792,493
8.88%, 11/30/29	1,035	987,214
		68,466,351
Energy Equipment & Services — 0.2%
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,914	1,878,569
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	1,595	1,700,206
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	1,217	1,219,281
7.13%, 03/15/29(a)	2,282	2,299,362
Weatherford International Ltd., 8.63%, 04/30/30(a)	7,892	8,177,982
		15,275,400
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,634,262
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,400,282
3.95%, 05/15/28	2,485	2,388,928
5.20%, 11/15/34	12,465	12,374,246
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,862,312
2.60%, 02/01/30	110	96,882
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
3.20%, 06/01/32	$1,390	$ 1,207,798
Waste Management, Inc., 07/03/31(f)	9,985	9,904,305
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	1,870	1,861,741
		34,096,494
Financial Services — 1.2%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(d)	5,395	5,543,553
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,816	1,755,415
6.88%, 04/15/30	2,595	2,548,021
9.25%, 07/01/31	6,361	6,694,895
Coinbase Global, Inc.(a)
3.38%, 10/01/28	11,386	9,761,935
3.63%, 10/01/31	2,969	2,380,534
Corebridge Financial, Inc., 3.50%, 04/04/25	955	939,105
Credit Acceptance Corp., 9.25%, 12/15/28(a)	5,458	5,768,615
Encore Capital Group, Inc., 9.25%, 04/01/29(a)	3,980	4,147,443
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	321	319,099
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	185	184,881
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	3,997,037
1.85%, 09/15/32	1,095	846,451
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 07/15/31(a)(f)	535	539,681
LD Holdings Group LLC, 8.75%, 11/01/27(a)	2,602	2,304,328
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(a)	4,571	4,058,682
Nasdaq, Inc., 5.65%, 06/28/25	1,265	1,265,407
Nationstar Mortgage Holdings, Inc.(a)
5.00%, 02/01/26	1,519	1,486,741
5.50%, 08/15/28	1,140	1,095,452
5.13%, 12/15/30	2,079	1,906,424
5.75%, 11/15/31	3,950	3,712,669
7.13%, 02/01/32	945	950,522
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29	1,922	1,981,934
7.13%, 11/15/30	1,255	1,251,133
5.75%, 09/15/31	4,416	4,135,227
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	3,438	3,356,330
5.50%, 04/15/29	5,278	5,014,419
		77,945,933
Food Products — 0.2%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	1,005	1,035,056
Hershey Co., 4.50%, 05/04/33	7,530	7,306,738
Mondelez International, Inc.
1.50%, 05/04/25	585	565,336
2.63%, 03/17/27	2,070	1,940,133
		10,847,263
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26	3,376	3,271,281
5.75%, 05/20/27	3,998	3,772,247
9.38%, 06/01/28(a)	5,624	5,772,777
Atmos Energy Corp., 5.90%, 11/15/33	690	720,520
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	888,158
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,558,317
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	$50	$ 46,186
5.40%, 06/15/33	1,255	1,257,449
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,596,670
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	380	389,398
Southwest Gas Corp.
2.20%, 06/15/30	25	21,194
4.05%, 03/15/32	2,995	2,710,023
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	602	542,125
		23,546,345
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,292,012
Health Care Equipment & Supplies — 0.3%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	506,115
2.30%, 03/12/31	750	625,332
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	9,040	9,254,700
DH Europe Finance II SARL, 2.60%, 11/15/29	68	60,641
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,653,518
Embecta Corp., 5.00%, 02/15/30(a)	314	258,582
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	2,700	2,716,531
		20,075,419
Health Care Providers & Services — 1.2%
Aetna, Inc., 3.50%, 11/15/24	3,118	3,092,656
DaVita, Inc., 4.63%, 06/01/30(a)	8,650	7,816,394
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	5,055	5,022,581
HCA, Inc.
3.50%, 09/01/30	3,740	3,373,617
3.63%, 03/15/32	9,030	7,954,194
5.60%, 04/01/34	18,770	18,656,825
Humana, Inc.
3.85%, 10/01/24	1,078	1,073,128
4.50%, 04/01/25	893	886,493
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,916,830
UnitedHealth Group, Inc.
5.30%, 02/15/30	10,340	10,516,128
2.00%, 05/15/30	3,585	3,046,676
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	7,895,444
2.65%, 01/15/32	9,342	7,621,603
		78,872,569
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	2,210	2,192,256
Welltower OP LLC, 4.00%, 06/01/25	2,955	2,907,150
		5,099,406
Hotel & Resort REITs — 0.1%
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	4,403	3,888,863
Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc., 8.25%, 07/15/30(a)	2,556	2,683,716
Carnival Corp., 10.50%, 06/01/30(a)	5,000	5,431,550
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	1,844	1,996,285
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,618
6.30%, 10/10/33	2,820	2,911,672
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	3,309	3,085,474
4.88%, 07/01/31	5,310	4,700,731
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., 5.75%, 01/30/27	$2,180	$ 2,201,523
Las Vegas Sands Corp.
6.00%, 08/15/29	2,780	2,794,347
6.20%, 08/15/34	1,770	1,773,463
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,473,327
5.55%, 10/15/28	2,120	2,147,939
4.90%, 04/15/29	605	598,546
5.30%, 05/15/34	2,620	2,572,402
Series AA, 4.65%, 12/01/28	193	188,772
Series FF, 4.63%, 06/15/30	170	164,985
Series HH, 2.85%, 04/15/31	8,145	6,975,749
McDonald’s Corp., 4.60%, 09/09/32	26,493	25,596,579
NCL Corp. Ltd.(a)
5.88%, 03/15/26	6,828	6,750,318
7.75%, 02/15/29	3,966	4,123,454
NCL Finance Ltd., 6.13%, 03/15/28(a)	451	445,378
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	1,020	1,101,638
Resorts World Las Vegas LLC/RWLV Capital, Inc.(a)
4.63%, 04/16/29	1,455	1,304,044
8.45%, 07/27/30	4,669	4,937,467
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)	2,782	2,751,061
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	5,336	5,187,020
Starbucks Corp., 3.55%, 08/15/29	40	37,461
Station Casinos LLC, 4.63%, 12/01/31(a)	739	658,673
Travel & Leisure Co.(a)
6.63%, 07/31/26	1,166	1,174,810
4.50%, 12/01/29	2,621	2,414,750
4.63%, 03/01/30	993	903,685
		100,096,437
Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	280,493
4.88%, 02/15/30	4,940	4,418,716
LGI Homes, Inc., 8.75%, 12/15/28(a)	2,961	3,084,191
Meritage Homes Corp., 5.13%, 06/06/27	2,100	2,069,772
NVR, Inc., 3.00%, 05/15/30	10,320	9,146,102
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,838,555
3.80%, 11/01/29	2,750	2,543,738
		26,381,567
Industrial Conglomerates — 0.2%
Calderys Financing LLC, 11.25%, 06/01/28(a)	319	337,439
Eaton Corp.
4.35%, 05/18/28	1,820	1,784,507
4.15%, 03/15/33	1,715	1,606,011
LSB Industries, Inc., 6.25%, 10/15/28(a)	5,881	5,671,689
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,167,921
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,567,995
		16,135,562
Insurance — 2.4%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,203,158
Allstate Corp., 5.05%, 06/24/29	5,130	5,106,469
Aon Corp., 2.80%, 05/15/30	405	354,985
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	464,357
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,183,839
5.50%, 03/02/33	3,360	3,367,616
6.50%, 02/15/34	8,190	8,666,205

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co. (continued)
5.45%, 07/15/34	$1,400	$ 1,388,541
Assurant, Inc.
4.90%, 03/27/28	4,810	4,734,303
3.70%, 02/22/30	3,500	3,162,855
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,311,996
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,473,692
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,170,347
4.20%, 03/17/32	10,550	9,629,252
5.65%, 06/11/34	2,640	2,623,045
Enstar Group Ltd., 3.10%, 09/01/31	16,139	13,342,293
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	872,826
5.63%, 08/16/32	6,370	6,279,198
6.00%, 12/07/33(a)	19,865	20,177,044
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,590,460
2.38%, 12/15/31	2,381	1,974,210
5.75%, 11/01/32	21,330	22,217,714
5.40%, 09/15/33	9,993	10,185,819
MGIC Investment Corp., 5.25%, 08/15/28	597	581,233
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,642,895
Progressive Corp., 3.20%, 03/26/30	4,830	4,398,752
Reinsurance Group of America, Inc., 5.75%, 09/15/34	5,910	5,888,551
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,595,993
Unum Group, 4.00%, 06/15/29	4,996	4,708,215
		156,295,863
Interactive Media & Services — 0.5%
Baidu, Inc., 1.72%, 04/09/26	2,170	2,035,547
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	2,894,132
3.85%, 08/15/32	18,875	17,547,219
4.95%, 05/15/33	12,750	12,813,852
		35,290,750
IT Services — 1.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	4,777	4,461,982
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	4,419	4,004,476
International Business Machines Corp.
3.30%, 05/15/26	16,600	16,043,376
2.20%, 02/09/27	5,120	4,764,057
4.15%, 07/27/27	19,620	19,136,779
Kyndryl Holdings, Inc.
2.70%, 10/15/28	250	222,271
3.15%, 10/15/31	3,045	2,549,871
Rackspace Finance LLC, 3.50%, 05/15/28(a)	600	257,763
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,293,483
2.70%, 06/15/31	14,505	12,138,262
		65,872,320
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(a)	719	714,398
Hasbro, Inc., 3.55%, 11/19/26	145	138,389
		852,787
Machinery — 0.5%
IDEX Corp., 2.63%, 06/15/31	4,980	4,188,993
Ingersoll Rand, Inc.
5.40%, 08/14/28	6,815	6,878,517
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc. (continued)
5.70%, 08/14/33	$4,430	$ 4,528,822
Oshkosh Corp., 3.10%, 03/01/30	7,639	6,763,439
Otis Worldwide Corp.
2.06%, 04/05/25	417	405,757
2.29%, 04/05/27	65	60,258
2.57%, 02/15/30	784	688,103
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	2,305	2,249,286
5.61%, 03/11/34	4,940	4,967,157
		30,730,332
Media — 2.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	6,955	6,293,048
Belo Corp., 7.25%, 09/15/27	1,077	1,082,374
Cable One, Inc., 4.00%, 11/15/30(a)	7,368	5,499,103
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	250	240,037
5.00%, 02/01/28	1,758	1,643,539
5.38%, 06/01/29	1,725	1,569,344
6.38%, 09/01/29	1,061	1,008,512
4.50%, 08/15/30	885	749,220
4.25%, 02/01/31	420	342,905
7.38%, 03/01/31	18,551	18,291,379
4.75%, 02/01/32	1,400	1,146,559
4.50%, 06/01/33	2,388	1,879,652
Comcast Corp.
3.40%, 04/01/30	4,480	4,118,445
4.80%, 05/15/33	8,230	8,005,692
CSC Holdings LLC(a)
11.25%, 05/15/28	3,702	3,224,019
11.75%, 01/31/29	800	682,283
Directv Financing LLC, 8.88%, 02/01/30(a)	3,896	3,813,081
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	12,678	11,924,754
Gannett Holdings LLC, 6.00%, 11/01/26(a)	4,490	4,286,625
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	359,003
Nexstar Media, Inc.(a)
5.63%, 07/15/27	9,681	9,197,022
4.75%, 11/01/28	6,984	6,209,492
Paramount Global, 4.20%, 05/19/32	5,320	4,345,294
Sinclair Television Group, Inc., 4.13%, 12/01/30(a)	3,458	2,316,860
Sirius XM Radio, Inc.(a)
4.00%, 07/15/28	4,051	3,659,484
5.50%, 07/01/29	9,115	8,562,613
4.13%, 07/01/30	2,408	2,056,712
TEGNA, Inc.
4.63%, 03/15/28	3,990	3,595,204
5.00%, 09/15/29	13,855	12,234,216
Townsquare Media, Inc., 6.88%, 02/01/26(a)	4,353	4,286,156
		132,622,627
Metals & Mining — 1.6%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	2,963	2,885,221
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	23,560	23,395,552
4.90%, 02/28/33	5,350	5,246,072
Cleveland-Cliffs, Inc.(a)
6.75%, 04/15/30	3,000	2,968,152
7.00%, 03/15/32	3,460	3,420,829
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,242,308
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	$9,261	$ 9,689,321
8.63%, 06/01/31	3,848	3,824,912
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	934,025
4.38%, 08/01/28	240	231,813
4.25%, 03/01/30	750	708,188
IAMGOLD Corp., 5.75%, 10/15/28(a)	4,259	4,012,777
Mineral Resources Ltd.(a)
8.13%, 05/01/27	3,610	3,638,165
8.00%, 11/01/27	615	629,186
9.25%, 10/01/28	4,128	4,332,468
8.50%, 05/01/30	4,976	5,151,484
Nucor Corp., 3.13%, 04/01/32	3,125	2,704,578
Reliance, Inc.
1.30%, 08/15/25	6,690	6,371,421
2.15%, 08/15/30	2,000	1,673,096
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	753,596
Southern Copper Corp., 3.88%, 04/23/25	200	196,625
Stillwater Mining Co.(a)
4.00%, 11/16/26	5,299	4,841,961
4.50%, 11/16/29	5,193	4,232,295
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,458	4,038,805
Taseko Mines Ltd., 8.25%, 05/01/30(a)	3,675	3,759,595
Vallourec SACA, 7.50%, 04/15/32(a)	855	885,363
		104,767,808
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	4,753	3,984,543
Rithm Capital Corp.
6.25%, 10/15/25	1,713	1,701,417
8.00%, 04/01/29	7,870	7,639,592
Starwood Property Trust, Inc., 7.25%, 04/01/29	2,366	2,391,367
		15,716,919
Oil, Gas & Consumable Fuels — 6.8%
Baytex Energy Corp., 8.50%, 04/30/30(a)	6,117	6,397,159
Borr IHC Ltd./Borr Finance LLC(a)
10.00%, 11/15/28	5,361	5,581,973
10.38%, 11/15/30	535	557,746
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	2,682	2,539,750
Canadian Natural Resources Ltd., 2.05%, 07/15/25	4,231	4,074,616
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,411,291
Cheniere Energy, Inc., 4.63%, 10/15/28	3,590	3,484,103
Chevron Corp., 2.24%, 05/11/30	170	147,148
Chord Energy Corp., 6.38%, 06/01/26(a)	4,842	4,840,720
Civitas Resources, Inc.(a)
5.00%, 10/15/26	1,950	1,898,194
8.38%, 07/01/28	5,679	5,950,621
8.75%, 07/01/31	7,599	8,138,149
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	440,669
CNX Resources Corp.(a)
6.00%, 01/15/29	4,538	4,440,809
7.38%, 01/15/31	3,564	3,643,891
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	8,510	8,405,460
Comstock Resources, Inc., 6.75%, 03/01/29(a)	12,126	11,713,784
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	984,140
4.38%, 01/15/28	910	874,873
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	2,717	2,870,600
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc., 8.50%, 01/15/29(a)	$6,850	$ 6,878,208
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,428,169
8.13%, 08/16/30	240	273,489
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
7.13%, 06/01/28	1,852	1,828,843
8.63%, 03/15/29	7,511	7,729,262
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,289	4,502,013
Diamondback Energy, Inc.
6.25%, 03/15/33	545	570,018
5.40%, 04/18/34	8,065	7,984,735
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,649,920
5.63%, 04/05/34	2,615	2,610,696
Energean PLC, 6.50%, 04/30/27(a)	4,000	3,937,500
Energy Transfer LP
4.05%, 03/15/25	2,495	2,467,584
2.90%, 05/15/25	5,200	5,072,487
5.63%, 05/01/27(a)	4,250	4,230,997
5.75%, 02/15/33	5,945	6,006,228
EQT Corp.
5.00%, 01/15/29	880	863,351
7.00%, 02/01/30	212	224,980
3.63%, 05/15/31(a)	855	754,274
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,225	1,296,990
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	3,000	2,972,215
8.25%, 01/15/32(a)	3,522	3,620,024
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	290	309,655
Hess Corp., 4.30%, 04/01/27	1,255	1,223,671
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)	1,080	1,151,018
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(a)	2,000	2,025,542
Kinder Morgan, Inc., 1.75%, 11/15/26	3,850	3,550,285
Kosmos Energy Ltd.(a)
7.13%, 04/04/26	5,204	5,129,192
7.50%, 03/01/28	3,782	3,608,264
Marathon Oil Corp., 5.70%, 04/01/34	5,570	5,670,902
Marathon Petroleum Corp., 4.70%, 05/01/25	4,690	4,651,656
MPLX LP
4.88%, 06/01/25	26,925	26,686,940
1.75%, 03/01/26	8,000	7,517,676
4.13%, 03/01/27	4,000	3,884,071
4.25%, 12/01/27	12,830	12,414,585
2.65%, 08/15/30	5,510	4,748,151
5.00%, 03/01/33	20,410	19,499,461
Murphy Oil Corp., 5.88%, 12/01/42	1,200	1,064,143
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,334	3,236,463
6.50%, 09/30/26	8,581	7,894,584
8.75%, 03/15/29	4,266	3,894,294
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	2,969	3,025,147
8.38%, 02/15/32	7,870	7,991,158
Noble Finance II LLC, 8.00%, 04/15/30(a)	3,518	3,661,242
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	5,393	5,453,860
8.75%, 06/15/31	3,213	3,371,349

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
2.75%, 09/01/24	$155	$ 154,079
2.20%, 09/15/25	6,880	6,605,829
5.85%, 01/15/26	8,156	8,197,456
4.00%, 07/13/27	15,600	15,062,467
6.35%, 01/15/31	2,330	2,440,037
6.05%, 09/01/33	7,840	8,071,943
Ovintiv, Inc., 5.38%, 01/01/26	605	601,895
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	3,456	3,369,582
7.88%, 09/15/30(a)	3,715	3,803,142
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,067,636
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	4,772	4,357,354
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	627,155
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	7,208	7,275,382
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	3,939	4,116,964
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,733	3,693,893
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	1,345	1,351,573
Talos Production, Inc.(a)
9.00%, 02/01/29	5,917	6,210,152
9.38%, 02/01/31	5,583	5,894,586
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,670,978
6.15%, 03/01/29	9,315	9,615,039
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,182,379
5.00%, 01/15/28	4,159	4,073,607
5.50%, 03/01/30	350	347,851
4.88%, 02/01/31	5,230	4,990,745
TotalEnergies Capital SA, 5.15%, 04/05/34	4,950	4,951,798
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	9,646	9,923,834
Transocean, Inc.(a)
8.00%, 02/01/27	676	673,657
8.75%, 02/15/30	2,946	3,093,570
Tullow Oil PLC, 10.25%, 05/15/26(a)	8,649	8,197,630
Valaris Ltd., 8.38%, 04/30/30(a)	7,342	7,600,754
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	1,635	1,684,405
9.50%, 02/01/29	5,458	5,977,036
8.38%, 06/01/31	1,620	1,680,314
9.88%, 02/01/32	4,100	4,462,542
W&T Offshore, Inc., 11.75%, 02/01/26(a)	1,457	1,498,511
Western Midstream Operating LP, 6.35%, 01/15/29	860	887,001
Williams Cos., Inc., 4.00%, 09/15/25	3,000	2,941,975
		451,315,739
Passenger Airlines(a) — 0.1%
American Airlines, Inc.
7.25%, 02/15/28	5,798	5,801,774
8.50%, 05/15/29	1,645	1,709,101
		7,510,875
Pharmaceuticals — 1.6%
AbbVie, Inc.
3.20%, 05/14/26	16,594	16,023,169
2.95%, 11/21/26	3,818	3,639,495
5.05%, 03/15/34	7,360	7,338,471
Bausch Health Americas, Inc., 9.25%, 04/01/26(a)	664	597,600
Security	Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.(a)
9.00%, 12/15/25	$203	$ 182,700
6.13%, 02/01/27	7,170	5,969,025
11.00%, 09/30/28	6,977	6,209,530
BellRing Brands, Inc., 7.00%, 03/15/30(a)	2,884	2,955,489
Cencora, Inc.
3.45%, 12/15/27	849	803,608
2.70%, 03/15/31	7,190	6,138,068
Eli Lilly & Co., 4.70%, 02/27/33	1,010	992,581
Grifols SA, 4.75%, 10/15/28(a)	7,802	6,732,928
McKesson Corp., 0.90%, 12/03/25	2,515	2,362,822
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,246,986
4.50%, 05/17/33	16,085	15,530,753
Novartis Capital Corp., 2.20%, 08/14/30	180	155,924
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)
5.13%, 04/30/31	9,011	8,094,150
6.75%, 05/15/34	1,015	1,013,595
7.88%, 05/15/34	3,712	3,814,093
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,562,731
4.75%, 05/19/33	3,885	3,785,231
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,579,364
3.90%, 08/20/28	250	238,651
2.00%, 05/15/30	2,215	1,865,599
		108,832,563
Real Estate Management & Development — 0.4%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,149,117
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	5,138	5,100,120
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/28(a)(g)	1,950	1,992,725
Howard Hughes Corp.(a)
5.38%, 08/01/28	4,315	4,100,815
4.13%, 02/01/29	2,263	2,023,763
4.38%, 02/01/31	1,730	1,489,623
Newmark Group, Inc., 7.50%, 01/12/29(a)	1,393	1,432,030
		24,288,193
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,307	2,259,470
Realty Income Corp., 4.75%, 02/15/29	7,390	7,262,626
		9,522,096
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,559,213
2.10%, 10/01/31	1,335	1,105,126
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	16,861	16,313,881
Broadcom, Inc.
3.15%, 11/15/25	520	503,842
3.46%, 09/15/26	19,619	18,884,912
1.95%, 02/15/28(a)	2,460	2,202,092
2.60%, 02/15/33(a)	4,980	4,035,820
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	3,041,739
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,191,207
Micron Technology, Inc.
4.98%, 02/06/26	1,377	1,365,750
5.33%, 02/06/29	125	125,589
6.75%, 11/01/29	494	525,428
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued)
4.66%, 02/15/30	$550	$ 533,055
5.30%, 01/15/31	4,290	4,280,333
NVIDIA Corp., 2.85%, 04/01/30	25	22,670
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	4,106,561
Texas Instruments, Inc.
1.75%, 05/04/30	145	122,501
1.90%, 09/15/31	2,445	2,020,346
4.90%, 03/14/33	12,480	12,452,014
		74,392,079
Software — 1.4%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,866,203
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	4,025	3,865,267
9.00%, 09/30/29	3,930	3,812,966
Dye & Durham Ltd., 8.63%, 04/15/29(a)	4,416	4,479,679
Fiserv, Inc.
5.45%, 03/02/28	950	958,513
5.38%, 08/21/28	7,660	7,715,013
5.60%, 03/02/33	9,930	10,011,718
5.45%, 03/15/34	2,800	2,782,464
Intuit, Inc.
1.35%, 07/15/27	805	725,575
1.65%, 07/15/30	438	363,575
5.20%, 09/15/33	7,585	7,616,807
Microsoft Corp., 1.35%, 09/15/30	250	207,006
MicroStrategy, Inc., 6.13%, 06/15/28(a)	5,236	5,075,035
Oracle Corp.
3.40%, 07/08/24	1,710	1,709,233
1.65%, 03/25/26	4,960	4,649,245
4.65%, 05/06/30	2,120	2,077,339
2.88%, 03/25/31	21,445	18,517,218
4.90%, 02/06/33	7,650	7,420,751
RingCentral, Inc., 8.50%, 08/15/30(a)	1,200	1,252,471
Roper Technologies, Inc.
1.00%, 09/15/25	590	558,916
2.00%, 06/30/30	75	62,656
ServiceNow, Inc., 1.40%, 09/01/30	1,000	811,873
VMware, Inc.
1.00%, 08/15/24	2,425	2,410,138
4.50%, 05/15/25	540	534,757
4.65%, 05/15/27	2,000	1,968,352
		91,452,770
Specialized REITs — 0.4%
American Tower Corp.
2.95%, 01/15/25	8,075	7,948,594
5.80%, 11/15/28	3,975	4,052,089
Crown Castle, Inc.
3.80%, 02/15/28	1,116	1,057,329
5.60%, 06/01/29	540	544,611
Equinix, Inc.
2.63%, 11/18/24	2,210	2,183,930
1.45%, 05/15/26	3,465	3,216,864
Iron Mountain, Inc., 5.63%, 07/15/32(a)	9,278	8,810,057
Public Storage Operating Co., 5.10%, 08/01/33	195	193,392
		28,006,866
Specialty Retail — 0.4%
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,751,483
4.50%, 02/01/28	3,325	3,251,370
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
5.40%, 07/15/34	$1,455	$ 1,438,934
Bath & Body Works, Inc., 6.88%, 11/01/35	1,655	1,669,109
Carvana Co., (12.00% PIK), 12.00%, 12/01/28(a)(c)	4,924	5,295,161
Foot Locker, Inc., 4.00%, 10/01/29(a)	3,858	3,214,432
Gap, Inc.(a)
3.63%, 10/01/29	1,473	1,275,237
3.88%, 10/01/31	31	25,879
		24,921,605
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.35%, 08/08/32	2,195	1,991,247
Dell International LLC/EMC Corp.
5.85%, 07/15/25	2,720	2,726,591
6.10%, 07/15/27	4,285	4,394,104
5.40%, 04/15/34	4,240	4,195,401
Fortinet, Inc., 2.20%, 03/15/31	750	617,629
NCR Atleos Corp., 9.50%, 04/01/29(a)	3,366	3,637,774
Seagate HDD Cayman, 8.25%, 12/15/29	3,706	3,974,685
		21,537,431
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.
7.35%, 11/27/28	630	653,863
7.70%, 11/27/30	670	700,083
3.05%, 03/15/32	11,470	9,249,451
7.85%, 11/27/33	845	890,010
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	6,607	5,530,915
		17,024,322
Tobacco — 1.8%
Altria Group, Inc.
2.35%, 05/06/25	21,059	20,476,249
4.80%, 02/14/29	70	68,846
3.40%, 05/06/30	265	239,758
2.45%, 02/04/32	22,040	17,821,089
6.88%, 11/01/33	8,120	8,774,323
BAT Capital Corp.
3.22%, 08/15/24	5,383	5,362,804
6.34%, 08/02/30	7,307	7,617,748
6.00%, 02/20/34	780	789,082
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,684,009
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	6,906,219
3.13%, 08/17/27	50	47,250
3.38%, 08/15/29	4,436	4,098,522
5.63%, 11/17/29	19,819	20,242,395
2.10%, 05/01/30	790	669,016
5.50%, 09/07/30	13	13,173
5.75%, 11/17/32	7,800	7,963,274
5.38%, 02/15/33	2,340	2,323,443
5.63%, 09/07/33	4,590	4,629,633
Vector Group Ltd., 5.75%, 02/01/29(a)	7,799	7,308,641
		120,035,474
Water Utilities — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	2,055	1,955,603
5.15%, 03/01/34	505	500,563
Essential Utilities, Inc.
3.57%, 05/01/29	55	51,135

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc. (continued)
2.70%, 04/15/30	$220	$ 191,281
5.38%, 01/15/34	645	633,498
		3,332,080
Total Corporate Bonds — 60.6% (Cost: $4,059,133,798)		4,016,145,921
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(d) — 22.6%
Connecticut Avenue Securities Trust(a)
Series 1, Class B1, (30-day Avg SOFR + 6.80%), 12.14%, 06/25/42	9,455	10,714,236
Series 2019-HRP1, Class M2, (30-day Avg SOFR + 2.26%), 7.60%, 11/25/39	15,904	15,904,342
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 7.60%, 11/25/39	7,072	7,072,537
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.90%, 07/25/31	2,574	2,573,705
Series 2019-R01, Class 2M2C, (30-day Avg SOFR + 2.56%), 7.90%, 07/25/31	682	682,025
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40	61,374	65,205,715
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40	61,787	65,655,249
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.44%, 10/25/41	67,868	69,849,096
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.09%, 12/25/41	11,575	11,810,470
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.49%, 12/25/41	57,830	59,810,857
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.84%, 01/25/42	60,832	64,012,951
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 01/25/42	49,169	50,471,556
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.59%, 03/25/42	26,048	28,932,471
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.59%, 03/25/42	38,127	41,353,608
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.84%, 04/25/42	20,011	21,383,947
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 04/25/42	6,830	7,071,409
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.29%, 06/25/42	38,484	39,779,339
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 10.94%, 07/25/42	22,250	24,474,631
Series 2022-R08, Class 1M1, (30-day Avg SOFR + 2.55%), 7.89%, 07/25/42	12,107	12,452,510
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 8.04%, 01/25/44	1,000	1,019,009
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.84%, 02/25/44	15,906	16,172,266
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (30-day Avg SOFR + 5.01%), 10.35%, 11/25/24	1,145	1,163,692
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 9.00%, 07/25/29	3,197	3,305,368
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 8.45%, 10/25/29	2,118	2,179,700
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 8.10%, 02/25/30	$5,179	$ 5,312,836
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.45%, 05/25/30	120	119,646
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.85%, 05/25/30	11,672	11,822,104
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.70%, 07/25/30	5,348	5,454,459
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.65%, 08/25/30	1,315	1,339,249
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 7.60%, 10/25/30	1,537	1,559,591
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 8.00%, 12/25/30	2,167	2,228,796
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.64%, 11/25/41(a)	56,781	58,778,243
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.34%, 11/25/41(a)	17,280	17,410,782
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA4, Class B1, (30-day Avg SOFR + 6.11%), 11.45%, 08/25/50	3,522	4,047,885
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.34%, 11/25/50	9,581	10,783,595
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.99%, 01/25/51	17,408	18,457,206
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 08/25/33	40,685	45,462,042
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.84%, 10/25/33	18,033	20,298,733
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.39%, 01/25/34	30,753	32,871,222
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 10/25/41	65,957	68,308,484
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.99%, 11/25/41	65,842	68,695,646
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.34%, 08/25/33	35,410	38,803,785
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.69%, 09/25/41	28,524	29,352,974
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.44%, 09/25/41	27,185	27,419,968
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 9.09%, 12/25/41	52,924	54,794,678
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.69%, 12/25/41	1,230	1,245,148
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 01/25/42	15,135	15,615,880
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.84%, 01/25/42	17,300	17,626,413
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 10.09%, 02/25/42	8,870	9,458,471
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.09%, 02/25/42	26,739	28,075,731
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 10.99%, 04/25/42	1,220	1,326,547
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.69%, 04/25/42	37,450	39,983,867
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.54%, 05/25/42	1,397	1,420,581
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.59%, 05/25/42	20,500	22,393,544
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 12.09%, 06/25/42	$11,000	$ 12,469,339
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 11.09%, 09/25/42	5,250	5,865,843
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 12.34%, 03/25/52	47,855	54,939,234
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.59%, 03/25/42	61,316	66,354,250
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 11.34%, 07/25/42	16,250	18,036,062
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 8.84%, 05/25/43	19,090	20,244,575
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (30-day Avg SOFR + 2.41%), 7.75%, 10/25/48	16,672	17,172,015
Series 2019-DNA2, Class M2, (30-day Avg SOFR + 2.56%), 7.90%, 03/25/49	6,630	6,713,272
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, (30-day Avg SOFR + 5.26%), 10.60%, 11/25/28	4,923	5,193,000
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 9.00%, 08/25/29	4,790	4,987,341
Series 2018-SPI1, Class M2, 3.79%, 02/25/48(a)	45	42,177
Series 2018-SPI2, Class M2, 3.85%, 05/25/48(a)	63	60,134
STACR Trust, Series 2018-DNA3, Class M2A, (30-day Avg SOFR + 2.21%), 7.55%, 09/25/48(a)	385	386,284
		1,495,982,321
Commercial Mortgage-Backed Securities — 0.3%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	160	152,486
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 8.70%, 10/25/49(a)(d)	19,779	19,778,848
		19,931,334
Total Non-Agency Mortgage-Backed Securities — 22.9% (Cost: $1,477,563,924)		1,515,913,655
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 11.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	62	57,387
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	78	75,381
3.50%, 10/01/44 - 06/01/49	275	248,093
3.00%, 08/01/46 - 02/01/47	13	11,267
4.00%, 10/01/46 - 01/01/49	39	35,439
Ginnie Mae Mortgage-Backed Securities
3.50%, 06/20/42 - 07/15/54(h)	26,992	24,283,278
3.00%, 05/20/45 - 07/15/54(h)	35,257	30,799,529
4.00%, 11/20/47 - 07/15/54(h)	16,097	14,920,111
4.50%, 10/20/48 - 07/15/54(h)	20,516	19,520,160
5.00%, 12/20/48 - 07/15/54(h)	12,121	11,808,395
2.50%, 08/20/50 - 07/15/54(h)	41,973	35,154,713
5.50%, 12/20/52	572	568,333
2.00%, 07/15/54(h)	73,475	59,451,608
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 07/15/54	99,670	86,702,201
2.50%, 04/01/32 - 07/15/54	128,730	106,011,772
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(h) (continued)
1.50%, 07/15/39 - 07/15/54	$23,100	$ 17,481,713
2.00%, 07/15/39 - 07/15/54	116,532	92,561,673
5.00%, 02/01/41 - 07/15/54	39,603	38,325,727
3.50%, 07/01/43 - 07/15/54	53,373	47,469,170
4.50%, 06/01/44 - 07/15/54	28,992	27,403,697
4.00%, 03/01/45 - 07/15/54	50,363	46,090,212
5.50%, 11/01/52 - 07/15/54	33,350	32,995,692
6.00%, 07/15/54	28,000	28,077,656
6.50%, 07/15/54	25,550	26,003,113
		746,056,320
Total U.S. Government Sponsored Agency Securities — 11.3% (Cost: $758,215,972)		746,056,320
Total Long-Term Investments — 107.1% (Cost: $7,072,365,366)		7,096,916,167

Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(i)(j)	42,344,224	42,344,224

	Par (000)
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills(k)
Series WI, 5.40%, 08/15/24	$8,100	8,046,931
5.40%, 09/10/24	35,000	34,638,605
		42,685,536
Total Short-Term Securities — 1.3% (Cost: $85,017,075)		85,029,760
Total Investments — 108.4% (Cost: $7,157,382,441)		7,181,945,927
Liabilities in Excess of Other Assets — (8.4)%		(555,008,770)
Net Assets — 100.0%		$ 6,626,937,157

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,458,620	$ 34,885,604 (a)	$ —	$ —	$ —	$ 42,344,224	42,344,224	$ 914,078	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	1,073	09/06/24	$ 151,248	$ (312,843)
10-Year Australian Treasury Bonds	1,140	09/16/24	86,368	(764,217)
10-Year Canadian Bond	654	09/18/24	57,400	113,647
10-Year U.S. Ultra Long Treasury Note	3,900	09/19/24	441,797	3,508,512
Ultra U.S. Treasury Bond	2,527	09/19/24	314,769	2,671,198
S&P 500 E-Mini Index	486	09/20/24	134,172	452,126
2-Year U.S. Treasury Note	4,855	09/30/24	991,482	2,931,390
5-Year U.S. Treasury Note	4,268	09/30/24	454,609	362,690
				8,962,503
Short Contracts
Euro OAT	596	09/06/24	78,586	931,561
10-Year U.S. Treasury Note	13,037	09/19/24	1,432,033	(9,605,671)
U.S. Long Bond	2,307	09/19/24	271,938	(1,768,523)
Long Gilt	445	09/26/24	54,885	207,986
				(10,234,647)
				$ (1,272,144)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,910,000	USD	11,290,892	Bank of America N.A.	09/18/24	$ 12,368
AUD	19,090,000	USD	12,729,880	Bank of America N.A.	09/18/24	30,571
CAD	11,600,000	USD	8,477,270	Bank of America N.A.	09/18/24	17,465
CAD	8,650,000	USD	6,310,736	Barclays Bank PLC	09/18/24	23,700
CAD	8,345,000	USD	6,088,199	BNP Paribas SA	09/18/24	22,885
CAD	13,120,000	USD	9,568,052	Goldman Sachs International	09/18/24	39,787
CAD	7,530,000	USD	5,492,536	HSBC Bank PLC	09/18/24	21,719
CAD	11,020,000	USD	8,050,436	HSBC Bank PLC	09/18/24	19,563
CAD	7,280,000	USD	5,310,295	JPMorgan Chase Bank N.A.	09/18/24	20,884
CAD	7,730,000	USD	5,655,317	JPMorgan Chase Bank N.A.	09/18/24	5,399
CAD	8,530,000	USD	6,246,415	Morgan Stanley & Co. International PLC	09/18/24	145
CAD	34,690,000	USD	25,362,878	Morgan Stanley & Co. International PLC	09/18/24	40,776
CAD	4,475,000	USD	3,265,516	Standard Chartered Bank	09/18/24	11,548
CAD	8,040,000	USD	5,857,117	Standard Chartered Bank	09/18/24	30,614
GBP	21,670,000	USD	27,406,545	Citibank N.A.	09/18/24	2,107
GBP	350,000	USD	442,416	JPMorgan Chase Bank N.A.	09/18/24	271
HUF	2,481,000,000	USD	6,698,743	Citibank N.A.	09/18/24	9,995
IDR	95,760,000,000	USD	5,818,447	Bank of America N.A.	09/18/24	26,550
IDR	7,906,263,789	USD	482,219	Barclays Bank PLC	09/18/24	364
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	23,424,000,000	USD	1,427,092	Barclays Bank PLC	09/18/24	$ 2,662
IDR	35,136,000,000	USD	2,140,677	Deutsche Bank AG	09/18/24	3,954
IDR	41,090,000,000	USD	2,494,915	Deutsche Bank AG	09/18/24	13,136
IDR	71,173,736,211	USD	4,340,524	Deutsche Bank AG	09/18/24	3,778
IDR	97,470,000,000	USD	5,903,337	Deutsche Bank AG	09/18/24	46,035
IDR	106,360,000,000	USD	6,474,312	Goldman Sachs International	09/18/24	17,688
INR	67,800,000	USD	809,224	Goldman Sachs International	09/18/24	1,975
INR	2,362,800,000	USD	28,177,211	Goldman Sachs International	09/18/24	92,710
MXN	78,350,000	USD	4,188,550	Citibank N.A.	09/18/24	42,898
MXN	141,100,000	USD	7,577,857	Goldman Sachs International	09/18/24	42,531
MXN	78,350,000	USD	4,196,869	JPMorgan Chase Bank N.A.	09/18/24	34,580
NOK	132,400,000	USD	12,380,867	Citibank N.A.	09/18/24	43,424
NOK	282,400,000	USD	26,371,746	HSBC Bank PLC	09/18/24	128,403
NOK	34,600,000	USD	3,238,477	Morgan Stanley & Co. International PLC	09/18/24	8,354
NZD	25,930,000	USD	15,764,921	Goldman Sachs International	09/18/24	28,898
PLN	15,760,000	USD	3,891,717	JPMorgan Chase Bank N.A.	09/18/24	19,578
PLN	17,250,000	USD	4,272,354	Morgan Stanley & Co. International PLC	09/18/24	8,728
SGD	11,430,000	USD	8,452,516	BNP Paribas SA	09/18/24	7,451
THB	229,400,000	USD	6,266,390	Barclays Bank PLC	09/18/24	23,964
THB	274,200,000	USD	7,502,052	Barclays Bank PLC	09/18/24	16,759
THB	138,900,000	USD	3,808,618	JPMorgan Chase Bank N.A.	09/18/24	145
THB	197,400,000	USD	5,400,858	JPMorgan Chase Bank N.A.	09/18/24	12,028
USD	10,364,130	BRL	57,685,605	Barclays Bank PLC	09/18/24	133,837
USD	11,650,054	BRL	63,070,000	Deutsche Bank AG	09/18/24	464,862
USD	2,543,650	BRL	14,154,395	Goldman Sachs International	09/18/24	33,429
USD	2,590,900	BRL	14,230,000	Goldman Sachs International	09/18/24	67,271
USD	4,463,894	BRL	24,500,000	Goldman Sachs International	09/18/24	118,925
USD	6,636,395	BRL	36,100,000	Goldman Sachs International	09/18/24	234,216
USD	7,738,259	BRL	42,230,000	Goldman Sachs International	09/18/24	248,951
USD	7,962,760	BRL	43,620,000	Goldman Sachs International	09/18/24	226,942
USD	8,449,412	BRL	46,950,000	Goldman Sachs International	09/18/24	123,032
USD	5,388,816	BRL	29,440,000	Morgan Stanley & Co. International PLC	09/18/24	167,759
USD	5,389,102	BRL	29,570,000	Societe Generale	09/18/24	144,990
USD	1,047,354	CHF	920,000	Goldman Sachs International	09/18/24	13,780
USD	6,223,910	CHF	5,530,000	Goldman Sachs International	09/18/24	11,228
USD	6,196,517	CHF	5,460,000	HSBC Bank PLC	09/18/24	62,477
USD	13,089,331	CHF	11,580,000	HSBC Bank PLC	09/18/24	79,773
USD	9,293,184	CHF	8,180,000	Morgan Stanley & Co. International PLC	09/18/24	103,359
USD	8,327,856	CHF	7,400,000	Royal Bank of Canada	09/18/24	14,322
USD	14,323,792	COP	57,500,000,000	Morgan Stanley & Co. International PLC	09/18/24	635,866
USD	3,495,740	CZK	81,200,000	Citibank N.A.	09/18/24	18,433
USD	5,799,968	CZK	134,300,000	Deutsche Bank AG	09/18/24	48,706
USD	861,649	EUR	800,000	Barclays Bank PLC	09/18/24	1,693
USD	5,485,963	EUR	5,080,000	Barclays Bank PLC	09/18/24	25,245
USD	7,088,444	EUR	6,590,000	Barclays Bank PLC	09/18/24	4,559
USD	7,109,467	EUR	6,600,000	Barclays Bank PLC	09/18/24	14,832
USD	16,100,072	EUR	14,960,000	Barclays Bank PLC	09/18/24	18,901
USD	7,196,370	EUR	6,630,000	Citibank N.A.	09/18/24	69,488
USD	10,374,287	EUR	9,640,000	Citibank N.A.	09/18/24	11,822
USD	13,030,990	EUR	12,090,000	Citibank N.A.	09/18/24	34,910
USD	16,062,126	EUR	14,900,000	Societe Generale	09/18/24	45,452
USD	12,425,490	GBP	9,780,000	Barclays Bank PLC	09/18/24	55,549
USD	30,990,644	GBP	24,350,000	Barclays Bank PLC	09/18/24	192,274
USD	2,837,723	GBP	2,240,000	Citibank N.A.	09/18/24	4,526
USD	15,343,853	GBP	12,100,000	Morgan Stanley & Co. International PLC	09/18/24	39,529
USD	28,697,717	GBP	22,640,000	Standard Chartered Bank	09/18/24	62,189
USD	53,726,691	HUF	19,823,000,000	Goldman Sachs International	09/18/24	124,389
USD	6,984,068	JPY	1,089,000,000	Citibank N.A.	09/18/24	135,238
USD	4,866,755	JPY	757,000,000	JPMorgan Chase Bank N.A.	09/18/24	105,906
USD	5,450,249	JPY	845,000,000	JPMorgan Chase Bank N.A.	09/18/24	135,960
USD	39,253,917	JPY	6,082,000,000	Standard Chartered Bank	09/18/24	1,003,610
USD	5,774,225	NZD	9,420,000	Barclays Bank PLC	09/18/24	36,555

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,190,779	NZD	6,840,000	Citibank N.A.	09/18/24	$ 24,573
USD	12,141,858	NZD	19,790,000	Goldman Sachs International	09/18/24	87,878
USD	13,757,245	NZD	22,490,000	State Street Bank and Trust Co.	09/18/24	58,711
USD	20,684,935	NZD	33,770,000	UBS AG	09/18/24	115,816
USD	5,447,821	PLN	21,800,000	Deutsche Bank AG	09/18/24	37,526
USD	9,430,004	SEK	98,900,000	Barclays Bank PLC	09/18/24	61,987
USD	3,143,953	SEK	32,900,000	BNP Paribas SA	09/18/24	27,596
USD	1,729,260	SGD	2,330,000	JPMorgan Chase Bank N.A.	09/18/24	4,700
USD	3,454,323	TWD	111,100,000	Citibank N.A.	09/18/24	27,070
USD	5,327,132	TWD	171,800,000	Morgan Stanley & Co. International PLC	09/18/24	27,384
USD	10,075,649	ZAR	184,200,000	Deutsche Bank AG	09/18/24	10,495
ZAR	15,100,000	USD	817,177	Barclays Bank PLC	09/18/24	7,925
ZAR	38,000,000	USD	2,072,436	Citibank N.A.	09/18/24	3,980
ZAR	38,100,000	USD	2,069,951	Deutsche Bank AG	09/18/24	11,930
ZAR	117,200,000	USD	6,236,995	Deutsche Bank AG	09/18/24	167,110
ZAR	54,900,000	USD	2,931,095	Goldman Sachs International	09/18/24	68,780
ZAR	74,400,000	USD	4,019,674	Morgan Stanley & Co. International PLC	09/18/24	45,730
ZAR	116,300,000	USD	6,180,995	Toronto-Dominion Bank	09/18/24	173,931
KRW	11,910,000,000	USD	8,659,120	Barclays Bank PLC	09/19/24	7,512
USD	432,573	HKD	3,370,000	HSBC Bank PLC	09/19/24	82
USD	4,201,681	KRW	5,765,000,000	Citibank N.A.	09/19/24	6,623
CLP	6,173,000,000	USD	6,516,172	Barclays Bank PLC	09/23/24	39,992
USD	8,068,124	CLP	7,357,000,000	Barclays Bank PLC	09/23/24	254,467
USD	10,451,792	CLP	9,561,000,000	Barclays Bank PLC	09/23/24	297,330
USD	3,375,789	CLP	3,101,000,000	Citibank N.A.	09/23/24	82,307
						7,662,610
AUD	18,650,000	USD	12,477,782	BNP Paribas SA	09/18/24	(11,443)
AUD	9,410,000	USD	6,319,173	Goldman Sachs International	09/18/24	(29,186)
AUD	7,430,000	USD	4,967,772	HSBC Bank PLC	09/18/24	(1,290)
BRL	16,225,000	USD	2,968,350	JPMorgan Chase Bank N.A.	09/18/24	(90,916)
BRL	99,170,000	USD	18,379,450	Morgan Stanley & Co. International PLC	09/18/24	(792,079)
BRL	24,570,000	USD	4,510,152	Standard Chartered Bank	09/18/24	(152,769)
CAD	14,180,000	USD	10,401,614	Bank of America N.A.	09/18/24	(17,532)
CAD	15,970,000	USD	11,703,501	Goldman Sachs International	09/18/24	(8,593)
CAD	10,410,000	USD	7,642,005	HSBC Bank PLC	09/18/24	(18,712)
CHF	8,410,000	USD	9,493,492	Goldman Sachs International	09/18/24	(45,273)
CHF	7,400,000	USD	8,343,340	HSBC Bank PLC	09/18/24	(29,806)
CHF	7,410,000	USD	8,385,246	HSBC Bank PLC	09/18/24	(60,477)
CHF	6,930,000	USD	7,873,443	Morgan Stanley & Co. International PLC	09/18/24	(87,931)
CHF	8,740,000	USD	9,901,517	Morgan Stanley & Co. International PLC	09/18/24	(82,559)
COP	26,710,000,000	USD	6,368,136	Barclays Bank PLC	09/18/24	(9,797)
COP	20,680,000,000	USD	4,934,124	BNP Paribas SA	09/18/24	(11,232)
COP	36,400,000,000	USD	8,816,157	JPMorgan Chase Bank N.A.	09/18/24	(151,104)
COP	79,070,000,000	USD	19,600,892	Standard Chartered Bank	09/18/24	(778,209)
CZK	93,500,000	USD	4,017,933	Barclays Bank PLC	09/18/24	(13,890)
CZK	187,200,000	USD	8,139,732	Barclays Bank PLC	09/18/24	(123,081)
CZK	59,400,000	USD	2,544,221	Morgan Stanley & Co. International PLC	09/18/24	(476)
CZK	127,460,000	USD	5,527,174	Morgan Stanley & Co. International PLC	09/18/24	(68,828)
CZK	216,400,000	USD	9,394,412	Standard Chartered Bank	09/18/24	(127,301)
CZK	239,600,000	USD	10,420,971	UBS AG	09/18/24	(160,343)
EUR	116,070,000	USD	125,093,096	Barclays Bank PLC	09/18/24	(324,281)
EUR	780,000	USD	840,256	State Street Bank and Trust Co.	09/18/24	(1,799)
GBP	26,590,000	USD	33,868,614	BNP Paribas SA	09/18/24	(237,046)
GBP	9,610,000	USD	12,218,538	HSBC Bank PLC	09/18/24	(63,617)
GBP	2,740,000	USD	3,482,068	JPMorgan Chase Bank N.A.	09/18/24	(16,460)
GBP	24,610,000	USD	31,193,077	Morgan Stanley & Co. International PLC	09/18/24	(65,853)
GBP	410,000	USD	519,549	Societe Generale	09/18/24	(973)
GBP	1,110,000	USD	1,409,860	Societe Generale	09/18/24	(5,909)
HUF	877,000,000	USD	2,390,366	BNP Paribas SA	09/18/24	(18,918)
HUF	2,168,000,000	USD	5,864,056	BNP Paribas SA	09/18/24	(1,684)
IDR	98,850,000,000	USD	6,041,807	Morgan Stanley & Co. International PLC	09/18/24	(8,202)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	349,600,000,000	USD	21,392,730	Morgan Stanley & Co. International PLC	09/18/24	$ (53,852)
JPY	1,300,000,000	USD	8,256,694	Barclays Bank PLC	09/18/24	(80,864)
JPY	1,722,000,000	USD	10,923,242	Citibank N.A.	09/18/24	(93,412)
JPY	454,000,000	USD	2,860,166	HSBC Bank PLC	09/18/24	(4,915)
JPY	2,564,000,000	USD	16,172,146	HSBC Bank PLC	09/18/24	(46,893)
JPY	888,000,000	USD	5,660,775	JPMorgan Chase Bank N.A.	09/18/24	(76,054)
MXN	74,700,000	USD	4,035,364	Deutsche Bank AG	09/18/24	(1,041)
MXN	67,470,000	USD	3,701,212	HSBC Bank PLC	09/18/24	(57,360)
NOK	34,900,000	USD	3,308,028	Deutsche Bank AG	09/18/24	(33,045)
NOK	16,340,000	USD	1,542,046	Goldman Sachs International	09/18/24	(8,716)
NOK	21,600,000	USD	2,053,954	Goldman Sachs International	09/18/24	(27,031)
NOK	69,400,000	USD	6,596,582	Goldman Sachs International	09/18/24	(84,152)
NOK	83,600,000	USD	7,854,153	Goldman Sachs International	09/18/24	(9,208)
NZD	11,400,000	USD	6,985,327	Deutsche Bank AG	09/18/24	(41,650)
SEK	43,300,000	USD	4,223,635	Deutsche Bank AG	09/18/24	(122,167)
SEK	12,900,000	USD	1,230,718	Goldman Sachs International	09/18/24	(8,802)
SEK	25,400,000	USD	2,439,055	Goldman Sachs International	09/18/24	(33,114)
SEK	50,100,000	USD	4,810,862	Goldman Sachs International	09/18/24	(65,284)
SEK	160,800,000	USD	15,364,724	HSBC Bank PLC	09/18/24	(133,408)
SEK	41,500,000	USD	3,976,273	JPMorgan Chase Bank N.A.	09/18/24	(45,306)
SEK	46,400,000	USD	4,452,133	JPMorgan Chase Bank N.A.	09/18/24	(57,027)
SEK	23,890,000	USD	2,278,291	Societe Generale	09/18/24	(15,379)
SGD	6,360,000	USD	4,720,604	BNP Paribas SA	09/18/24	(13,220)
SGD	6,100,000	USD	4,522,518	HSBC Bank PLC	09/18/24	(7,575)
SGD	5,630,000	USD	4,179,358	JPMorgan Chase Bank N.A.	09/18/24	(12,287)
SGD	134,110,000	USD	99,499,055	UBS AG	09/18/24	(236,912)
THB	197,900,000	USD	5,426,675	Goldman Sachs International	09/18/24	(80)
THB	243,600,000	USD	6,687,714	Morgan Stanley & Co. International PLC	09/18/24	(7,983)
THB	303,800,000	USD	8,341,571	Morgan Stanley & Co. International PLC	09/18/24	(11,101)
TWD	484,200,000	USD	15,036,333	Goldman Sachs International	09/18/24	(99,559)
USD	6,112,106	AUD	9,230,000	Bank of America N.A.	09/18/24	(57,562)
USD	23,289,477	AUD	35,120,000	Bank of America N.A.	09/18/24	(186,010)
USD	12,396,000	AUD	18,750,000	BNP Paribas SA	09/18/24	(137,183)
USD	13,508,173	AUD	20,260,000	BNP Paribas SA	09/18/24	(34,349)
USD	7,355,908	AUD	11,090,000	Goldman Sachs International	09/18/24	(57,052)
USD	88,226,929	AUD	133,260,000	Royal Bank of Canada	09/18/24	(848,909)
USD	148,163,870	CAD	203,560,000	Citibank N.A.	09/18/24	(904,094)
USD	571,142	CAD	780,000	Deutsche Bank AG	09/18/24	(56)
USD	9,106,253	CHF	8,120,000	BNP Paribas SA	09/18/24	(16,166)
USD	1,779,249	COP	7,480,000,000	Goldman Sachs International	09/18/24	(1,371)
USD	2,927,987	COP	12,340,000,000	JPMorgan Chase Bank N.A.	09/18/24	(9,561)
USD	16,639,438	EUR	15,510,000	Barclays Bank PLC	09/18/24	(32,952)
USD	19,579,892	EUR	18,240,000	Goldman Sachs International	09/18/24	(27,097)
USD	57,585,276	EUR	53,640,000	Goldman Sachs International	09/18/24	(74,750)
USD	14,679,694	EUR	13,670,000	HSBC Bank PLC	09/18/24	(14,799)
USD	2,824,612	EUR	2,630,000	JPMorgan Chase Bank N.A.	09/18/24	(2,492)
USD	2,843,459	HUF	1,060,000,000	Goldman Sachs International	09/18/24	(22,829)
USD	11,004,249	HUF	4,071,000,000	UBS AG	09/18/24	(3,922)
USD	1,980,976	INR	165,800,000	Barclays Bank PLC	09/18/24	(2,752)
USD	3,447,933	NZD	5,670,000	JPMorgan Chase Bank N.A.	09/18/24	(5,633)
USD	49,848,055	PHP	2,936,200,000	Citibank N.A.	09/18/24	(365,863)
USD	1,638,171	PHP	96,100,000	JPMorgan Chase Bank N.A.	09/18/24	(5,300)
USD	4,626,876	PHP	270,700,000	Morgan Stanley & Co. International PLC	09/18/24	(2,546)
USD	7,092,728	PHP	418,400,000	Standard Chartered Bank	09/18/24	(62,610)
USD	7,154,036	PHP	421,000,000	Standard Chartered Bank	09/18/24	(45,766)
USD	4,612,843	PLN	18,700,000	Deutsche Bank AG	09/18/24	(28,099)
USD	978,156	PLN	3,950,000	Goldman Sachs International	09/18/24	(2,150)
USD	1,653,331	PLN	6,700,000	Goldman Sachs International	09/18/24	(9,466)
USD	1,711,770	PLN	7,000,000	Goldman Sachs International	09/18/24	(25,480)
USD	3,013,887	PLN	12,150,000	Goldman Sachs International	09/18/24	(1,484)
USD	5,176,471	PLN	20,900,000	Societe Generale	09/18/24	(10,464)
USD	5,010,162	PLN	20,400,000	Toronto-Dominion Bank	09/18/24	(52,683)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,091,841	PLN	101,600,000	UBS AG	09/18/24	$ (123,112)
USD	16,851,141	SEK	178,400,000	Goldman Sachs International	09/18/24	(47,284)
USD	20,900,955	THB	763,700,000	Goldman Sachs International	09/18/24	(40,385)
USD	4,148,868	TWD	135,000,000	Deutsche Bank AG	09/18/24	(15,661)
USD	8,295,464	TWD	269,800,000	HSBC Bank PLC	09/18/24	(27,423)
USD	2,457,716	TWD	79,900,000	UBS AG	09/18/24	(7,068)
ZAR	56,600,000	USD	3,126,402	Citibank N.A.	09/18/24	(33,635)
ZAR	69,400,000	USD	3,825,705	Deutsche Bank AG	09/18/24	(33,513)
ZAR	106,440,000	USD	5,908,443	State Street Bank and Trust Co.	09/18/24	(92,292)
KRW	7,090,000,000	USD	5,163,837	Barclays Bank PLC	09/19/24	(4,608)
KRW	3,805,000,000	USD	2,784,058	Goldman Sachs International	09/19/24	(15,247)
KRW	113,590,000,000	USD	82,773,446	Morgan Stanley & Co. International PLC	09/19/24	(116,622)
USD	3,622,192	KRW	5,005,000,000	Barclays Bank PLC	09/19/24	(19,831)
USD	7,146,688	KRW	9,860,000,000	Barclays Bank PLC	09/19/24	(28,206)
USD	7,951,711	KRW	11,000,000,000	Barclays Bank PLC	09/19/24	(52,735)
USD	6,922,415	KRW	9,580,000,000	HSBC Bank PLC	09/19/24	(48,730)
USD	7,083,319	KRW	9,805,000,000	Morgan Stanley & Co. International PLC	09/19/24	(51,553)
CLP	28,773,000,000	USD	31,135,230	Morgan Stanley & Co. International PLC	09/23/24	(576,258)
USD	5,343,285	CLP	5,054,000,000	Morgan Stanley & Co. International PLC	09/23/24	(24,422)
						(9,515,001)
						$ (1,852,391)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	USD	14,467	$ (300,783)	$ (300,540)	$ (243)
iTraxx.EUR.41.V1	1.00	Quarterly	06/20/29	EUR	39,665	(766,707)	(730,578)	(36,129)
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	8,325	(672,214)	(640,741)	(31,473)
						$ (1,739,704)	$ (1,671,859)	$ (67,845)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	170,094	$ 10,889,734	$ 11,460,130	$ (570,396)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.24%	At Termination	05/15/34	EUR	11,020	$ 49,423	$ (226)	$ 49,649
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	05/15/34	EUR	16,290	107,907	48,556	59,351
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.27%	At Termination	05/15/34	EUR	10,550	79,505	(1,058)	80,563
UK RPI All Items NSA	At Termination	3.74%	At Termination	05/15/34	GBP	13,500	171,644	407	171,237
UK RPI All Items NSA	At Termination	3.76%	At Termination	05/15/34	GBP	9,170	130,043	6,612	123,431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/16/34	USD	19,560	$ 31,389	$ 407	$ 30,982
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/17/34	USD	25,800	34,874	26,456	8,418
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/20/34	USD	19,470	8,113	5,231	2,882
US CPI for All Urban Consumers NSA	At Termination	2.55%	At Termination	05/29/34	USD	6,810	690	(5,329)	6,019
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/30/34	USD	6,250	9,913	(14,383)	24,296
US CPI for All Urban Consumers NSA	At Termination	2.62%	At Termination	06/04/34	USD	14,120	89,268	294	88,974
US CPI for All Urban Consumers NSA	At Termination	2.60%	At Termination	06/05/34	USD	11,730	59,441	20,969	38,472
US CPI for All Urban Consumers NSA	At Termination	2.59%	At Termination	06/06/34	USD	38,880	151,704	33,093	118,611
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	06/07/34	USD	30,900	58,939	643	58,296
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.22%	At Termination	06/15/34	EUR	10,990	3,417	(10,753)	14,170
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	10,350	11,631	2,961	8,670
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	5,890	10,652	13,083	(2,431)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.24%	At Termination	06/15/34	EUR	5,830	16,308	14,303	2,005
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	06/15/34	EUR	11,030	46,096	(25,192)	71,288
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	13,420	(9,555)	(7,403)	(2,152)
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	9,730	(7,754)	6,815	(14,569)
UK RPI All Items NSA	At Termination	3.67%	At Termination	06/15/34	GBP	8,590	15,405	15,492	(87)
UK RPI All Items NSA	At Termination	3.72%	At Termination	06/15/34	GBP	13,920	107,935	(40,503)	148,438
UK RPI All Items NSA	At Termination	3.75%	At Termination	06/15/34	GBP	4,820	57,853	(7,397)	65,250
UK RPI All Items NSA	At Termination	3.76%	At Termination	06/15/34	GBP	8,620	116,784	(26,509)	143,293
UK RPI All Items NSA	At Termination	3.76%	At Termination	06/15/34	GBP	12,800	166,221	(2,136)	168,357
US CPI for All Urban Consumers NSA	At Termination	2.50%	At Termination	06/17/34	USD	20,880	(81,556)	(20,652)	(60,904)
US CPI for All Urban Consumers NSA	At Termination	2.49%	At Termination	06/18/34	USD	17,710	(75,973)	53,512	(129,485)
							$ 1,360,317	$ 87,293	$ 1,273,024
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.68%	Semi-Annual	3.05%	Annual	09/18/24 (a)	09/18/26	EUR	199,190	$ (145,751)	$ (98,632)	$ (47,119)
6-mo. EURIBOR, 3.68%	Semi-Annual	3.07%	Annual	09/18/24 (a)	09/18/26	EUR	135,570	(56,472)	98,977	(155,449)
6-mo. EURIBOR, 3.68%	Semi-Annual	3.22%	Annual	09/18/24 (a)	09/18/26	EUR	298,740	790,934	3,066	787,868
6-mo. EURIBOR, 3.68%	Semi-Annual	3.26%	Annual	09/18/24 (a)	09/18/26	EUR	103,609	372,254	84,309	287,945
4.26%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	173,170	460,613	189,721	270,892
1-Day SOFR, 5.33%	Annual	4.51%	Annual	09/18/24 (a)	09/18/26	USD	440,140	875,121	1,467,402	(592,281)
4.52%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	172,300	(594,928)	(24,349)	(570,579)
28-Day MXIBTIIE, 11.24%	Monthly	9.04%	Monthly	09/18/24 (a)	09/12/29	MXN	334,600	(286,834)	186	(287,020)
28-Day MXIBTIIE, 11.24%	Monthly	9.16%	Monthly	09/18/24 (a)	09/12/29	MXN	41,010	(24,186)	23	(24,209)
28-Day MXIBTIIE, 11.24%	Monthly	9.33%	Monthly	09/18/24 (a)	09/12/29	MXN	105,310	(23,800)	57	(23,857)
28-Day MXIBTIIE, 11.24%	Monthly	9.35%	Monthly	09/18/24 (a)	09/12/29	MXN	129,020	(23,636)	67	(23,703)
28-Day MXIBTIIE, 11.24%	Monthly	9.40%	Monthly	09/18/24 (a)	09/12/29	MXN	217,410	(16,568)	120	(16,688)
28-Day MXIBTIIE, 11.24%	Monthly	9.45%	Monthly	09/18/24 (a)	09/12/29	MXN	161,510	4,972	83	4,889

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 11.24%	Monthly	9.59%	Monthly	09/18/24 (a)	09/12/29	MXN	261,360	$ 86,344	$ 132	$ 86,212
28-Day MXIBTIIE, 11.24%	Monthly	9.64%	Monthly	09/18/24 (a)	09/12/29	MXN	89,690	39,226	45	39,181
28-Day MXIBTIIE, 11.24%	Monthly	9.73%	Monthly	09/18/24 (a)	09/12/29	MXN	164,160	103,060	83	102,977
28-Day MXIBTIIE, 11.24%	Monthly	9.75%	Monthly	09/18/24 (a)	09/12/29	MXN	132,370	88,484	67	88,417
1-Day SSARON, 1.22%	Annual	1.11%	Annual	09/18/24 (a)	09/18/29	CHF	6,380	90,989	(807)	91,796
1-Day SSARON, 1.22%	Annual	1.12%	Annual	09/18/24 (a)	09/18/29	CHF	6,390	93,047	1,158	91,889
2.08%	Quarterly	China Fixing Repo Rates 7-Day, 2.30%	Quarterly	09/18/24 (a)	09/18/29	CNY	12,014	(11,235)	19	(11,254)
2.09%	Quarterly	China Fixing Repo Rates 7-Day, 2.30%	Quarterly	09/18/24 (a)	09/18/29	CNY	15,926	(15,434)	25	(15,459)
2.11%	Quarterly	China Fixing Repo Rates 7-Day, 2.30%	Quarterly	09/18/24 (a)	09/18/29	CNY	27,170	(29,630)	42	(29,672)
1-Day THOR, 2.48%	Quarterly	2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	72,711	6,359	22	6,337
1-Day THOR, 2.48%	Quarterly	2.50%	Quarterly	09/18/24 (a)	09/18/29	THB	67,929	6,727	21	6,706
3-mo. STIBOR, 3.71%	Quarterly	2.53%	Annual	09/18/24 (a)	09/18/29	SEK	98,350	5,110	(6,027)	11,137
1-Day THOR, 2.48%	Quarterly	2.54%	Quarterly	09/18/24 (a)	09/18/29	THB	264,800	40,337	80	40,257
1-Day THOR, 2.48%	Quarterly	2.57%	Quarterly	09/18/24 (a)	09/18/29	THB	263,930	50,376	79	50,297
3-mo. STIBOR, 3.71%	Quarterly	2.62%	Annual	09/18/24 (a)	09/18/29	SEK	82,350	33,373	(6,422)	39,795
3-mo. STIBOR, 3.71%	Quarterly	2.62%	Annual	09/18/24 (a)	09/18/29	SEK	67,360	27,671	(7,746)	35,417
3-mo. STIBOR, 3.71%	Quarterly	2.62%	Annual	09/18/24 (a)	09/18/29	SEK	76,140	31,334	27,149	4,185
3-mo. STIBOR, 3.71%	Quarterly	2.63%	Annual	09/18/24 (a)	09/18/29	SEK	229,620	106,479	22,970	83,509
3-mo. STIBOR, 3.71%	Quarterly	2.66%	Annual	09/18/24 (a)	09/18/29	SEK	84,530	51,449	5,319	46,130
3-mo. STIBOR, 3.71%	Quarterly	2.68%	Annual	09/18/24 (a)	09/18/29	SEK	70,970	48,376	6,529	41,847
3-mo. STIBOR, 3.71%	Quarterly	2.69%	Annual	09/18/24 (a)	09/18/29	SEK	99,910	72,884	(5,481)	78,365
6-mo. EURIBOR, 3.68%	Semi-Annual	2.73%	Annual	09/18/24 (a)	09/18/29	EUR	8,600	(41,358)	(15,532)	(25,826)
2.75%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	81,500	309,459	155,879	153,580
6-mo. EURIBOR, 3.68%	Semi-Annual	2.76%	Annual	09/18/24 (a)	09/18/29	EUR	1,700	(5,376)	(743)	(4,633)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.77%	Annual	09/18/24 (a)	09/18/29	EUR	54,840	(143,979)	59,397	(203,376)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.79%	Annual	09/18/24 (a)	09/18/29	EUR	6,860	(10,984)	(3,664)	(7,320)
1-Day SORA, 3.43%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	34,435	(134,405)	289	(134,694)
1-Day SORA, 3.43%	Semi-Annual	2.88%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	6,540	(8,090)	54	(8,144)
2.91%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	123,870	(537,115)	(92,689)	(444,426)
1-Day SORA, 3.43%	Semi-Annual	2.92%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	6,560	485	54	431
2.95%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	43,142	(272,108)	(69,837)	(202,271)
1-Day SORA, 3.43%	Semi-Annual	2.99%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	5,270	13,169	43	13,126
6-mo. PRIBOR, 4.56%	Semi-Annual	3.00%	Annual	09/18/24 (a)	09/18/29	CZK	301,220	(462,361)	(151,042)	(311,319)
1-Day SORA, 3.43%	Semi-Annual	3.17%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	11,880	100,298	97	100,201
1-Day SORA, 3.43%	Semi-Annual	3.20%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	10,520	98,820	86	98,734
1-Day SORA, 3.43%	Semi-Annual	3.25%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	48,710	548,552	401	548,151
1-Day SORA, 3.43%	Semi-Annual	3.27%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	11,490	136,030	94	135,936
1-Day CORRA, 4.75%	Semi-Annual	3.55%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	20,000	131,592	53,345	78,247
1-Day CORRA, 4.75%	Semi-Annual	3.60%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	12,600	103,405	(4,271)	107,676
6-mo. PRIBOR, 4.56%	Semi-Annual	3.60%	Annual	09/18/24 (a)	09/18/29	CZK	575,480	(203,890)	275	(204,165)
3.60%	Annual	6-mo. PRIBOR, 4.56%	Semi-Annual	09/18/24 (a)	09/18/29	CZK	120,920	44,501	57	44,444
3.73%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	43,950	30,521	26	30,495
3.77%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	2,380	18,336	2,906	15,430
1-Day SONIA, 5.20%	Annual	3.78%	Annual	09/18/24 (a)	09/18/29	GBP	2,540	(18,517)	(5,393)	(13,124)
3.79%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	6,040	40,376	1,617	38,759
3.80%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	238,600	99,200	(198,633)	297,833
3.85%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	11,430	38,182	44,211	(6,029)
3.86%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	55,210	8,378	(5,514)	13,892
3.88%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	7,200	9,213	(143)	9,356
3.91%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	122,690	449,665	(24,790)	474,455
3.93%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	67,100	(9,632)	(10,776)	1,144
6-mo. PRIBOR, 4.56%	Semi-Annual	3.93%	Annual	09/18/24 (a)	09/18/29	CZK	207,110	60,258	97	60,161
6-mo. PRIBOR, 4.56%	Semi-Annual	3.94%	Annual	09/18/24 (a)	09/18/29	CZK	128,070	38,266	60	38,206
3.95%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	5,000	(10,978)	1,459	(12,437)
3.95%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	310,330	(74,352)	(44,501)	(29,851)
3.95%	Annual	6-mo. PRIBOR, 4.56%	Semi-Annual	09/18/24 (a)	09/18/29	CZK	100,290	(32,917)	48	(32,965)
3.96%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	6,840	9,563	(9,472)	19,035
3.96%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	108,360	(30,619)	(5,965)	(24,654)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.98%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	11,860	$ 6,027	$ 6,551	$ (524)
3.98%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	5,150	(21,977)	15,003	(36,980)
3.99%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	83,210	(30,871)	6,556	(37,427)
6-mo. PRIBOR, 4.56%	Semi-Annual	3.99%	Annual	09/18/24 (a)	09/18/29	CZK	146,810	58,263	69	58,194
4.00%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	14,710	(8,197)	(429)	(7,768)
4.05%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	7,540	(19,873)	(12,847)	(7,026)
4.05%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	4,620	(36,853)	2,954	(39,807)
4.05%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	339,120	(2,683,828)	(2,534,220)	(149,608)
4.08%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	295,470	(1,165,029)	(2,163,165)	998,136
4.09%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	23,250	(108,722)	(10,196)	(98,526)
4.09%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	5,780	(26,975)	64	(27,039)
6-mo. PRIBOR, 4.56%	Semi-Annual	4.10%	Annual	09/18/24 (a)	09/18/29	CZK	154,160	96,251	72	96,179
4.11%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	15,650	(81,630)	(16,079)	(65,551)
4.11%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	62,270	(56,081)	(7,973)	(48,108)
4.12%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	63,470	(60,340)	(29,522)	(30,818)
4.15%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	10,170	(72,814)	37,055	(109,869)
4.15%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	12,050	(85,334)	(4,885)	(80,449)
4.17%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	13,640	(108,857)	(13,942)	(94,915)
4.21%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	40,200	(399,979)	448	(400,427)
4.24%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	7,670	(84,483)	(5,462)	(79,021)
4.25%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	10,590	(122,334)	(31,791)	(90,543)
4.25%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	7,150	(83,043)	15,505	(98,548)
4.27%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	6,470	(80,954)	2,443	(83,397)
4.27%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	8,160	(101,177)	6,275	(107,452)
3-mo. BBR, 5.70%	Quarterly	4.28%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	6,450	(18,656)	44	(18,700)
4.29%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	10,910	(145,610)	11,659	(157,269)
3-mo. BBR, 5.70%	Quarterly	4.29%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	11,890	(31,209)	81	(31,290)
4.30%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	7,770	(108,121)	87	(108,208)
3-mo. TELBOR, 4.49%	Quarterly	4.30%	Annual	09/18/24 (a)	09/18/29	ILS	14,900	(14,334)	45	(14,379)
3-mo. BBR, 5.70%	Quarterly	4.31%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	10,980	(25,148)	75	(25,223)
3-mo. BBR, 5.70%	Quarterly	4.32%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	5,270	(9,955)	36	(9,991)
3-mo. BBR, 5.70%	Quarterly	4.33%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	10,630	(17,947)	59	(18,006)
6-mo. BBSW, 4.74%	Semi-Annual	4.33%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	12,440	(15,218)	(31,906)	16,688
3-mo. BBR, 5.70%	Quarterly	4.34%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	11,910	(16,126)	81	(16,207)
3-mo. TELBOR, 4.49%	Quarterly	4.40%	Annual	09/18/24 (a)	09/18/29	ILS	22,090	3,499	66	3,433
3-mo. TELBOR, 4.49%	Quarterly	4.42%	Annual	09/18/24 (a)	09/18/29	ILS	14,990	6,530	45	6,485
4.81%	Annual	6-mo. WIBOR, 5.86%	Semi-Annual	09/18/24 (a)	09/18/29	PLN	41,300	58,705	82,262	(23,557)
4.82%	Annual	6-mo. WIBOR, 5.86%	Semi-Annual	09/18/24 (a)	09/18/29	PLN	19,390	26,335	55	26,280
6-mo. WIBOR, 5.86%	Semi-Annual	4.97%	Annual	09/18/24 (a)	09/18/29	PLN	33,200	7,087	92	6,995
6-mo. WIBOR, 5.86%	Semi-Annual	5.02%	Annual	09/18/24 (a)	09/18/29	PLN	39,730	30,271	110	30,161
6-mo. WIBOR, 5.86%	Semi-Annual	5.15%	Annual	09/18/24 (a)	09/18/29	PLN	22,020	48,249	61	48,188
6-mo. WIBOR, 5.86%	Semi-Annual	5.16%	Annual	09/18/24 (a)	09/18/29	PLN	27,750	63,291	77	63,214
6-mo. WIBOR, 5.86%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	10,260	30,164	28	30,136
6-mo. WIBOR, 5.86%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	34,190	99,256	94	99,162
6.20%	Semi-Annual	1-Day MIBOR, 6.86%	Semi-Annual	09/18/24 (a)	09/18/29	INR	1,612,710	170,240	217	170,023
6.23%	Semi-Annual	1-Day MIBOR, 6.86%	Semi-Annual	09/18/24 (a)	09/18/29	INR	1,612,710	151,081	217	150,864
6.44%	Semi-Annual	1-Day MIBOR, 6.86%	Semi-Annual	09/18/24 (a)	09/18/29	INR	479,150	(5,276)	64	(5,340)
3-mo. JIBAR, 8.35%	Quarterly	8.56%	Quarterly	09/18/24 (a)	09/18/29	ZAR	133,920	90,922	82	90,840
3-mo. JIBAR, 8.35%	Quarterly	8.62%	Quarterly	09/18/24 (a)	09/18/29	ZAR	129,220	107,184	79	107,105
3-mo. JIBAR, 8.35%	Quarterly	8.64%	Quarterly	09/18/24 (a)	09/18/29	ZAR	47,270	40,360	29	40,331
3-mo. KRW CDC, 3.60%	Quarterly	3.25%	Quarterly	09/19/24 (a)	09/19/29	KRW	20,033,260	83,461	162	83,299
3-mo. KRW CDC, 3.60%	Quarterly	3.29%	Quarterly	09/19/24 (a)	09/19/29	KRW	12,596,480	72,661	103	72,558
3-mo. KRW CDC, 3.60%	Quarterly	3.33%	Quarterly	09/19/24 (a)	09/19/29	KRW	6,830,170	48,821	55	48,766
3.67%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	76,320	25,361	109	25,252
3-mo. HIBOR, 4.75%	Quarterly	3.69%	Quarterly	09/19/24 (a)	09/19/29	HKD	31,210	(6,597)	45	(6,642)
3-mo. HIBOR, 4.75%	Quarterly	3.69%	Quarterly	09/19/24 (a)	09/19/29	HKD	30,260	(7,248)	43	(7,291)
3.78%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	39,850	(10,644)	33	(10,677)
3.83%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	31,310	(18,057)	45	(18,102)
3.89%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	69,910	(61,964)	100	(62,064)
3.93%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	176,210	(198,437)	251	(198,688)
4.09%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	52,390	(105,713)	75	(105,788)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.11%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	70,310	$ (151,372)	$ 100	$ (151,472)
4.17%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	42,280	(104,473)	60	(104,533)
2.73%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/34	EUR	59,120	434,987	(42,267)	477,254
6-mo. EURIBOR, 3.68%	Semi-Annual	2.86%	Annual	09/18/24 (a)	09/18/34	EUR	217,200	960,604	1,844,378	(883,774)
1-Day SONIA, 5.20%	Annual	3.71%	Annual	09/18/24 (a)	09/18/34	GBP	36,330	(461,841)	(77,544)	(384,297)
1-Day SOFR, 5.33%	Annual	3.80%	Annual	09/18/24 (a)	09/18/34	USD	66,570	(584,849)	90,671	(675,520)
1-Day SONIA, 5.20%	Annual	3.95%	Annual	09/18/24 (a)	09/18/34	GBP	224,830	2,595,507	2,812,798	(217,291)
1-Day SOFR, 5.33%	Annual	3.97%	Annual	09/18/24 (a)	09/18/34	USD	236,900	1,182,700	2,640,274	(1,457,574)
2.57%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/54	EUR	87,520	(766,496)	(1,386,967)	620,471
3.75%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/54	USD	89,850	(540,186)	(1,698,849)	1,158,663
								$ 181,622	$ 945,815	$ (764,193)

(a)	Forward Swap.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28	$(305,048,885)	$5,013,920 (c)	$(300,307,987)	13.5%
	Monthly	Bank of America N.A.(d)	02/16/28	(111,269,190)	(2,244,420)(e)	(112,898,086)	10.5
	Monthly	Barclays Bank PLC(f)	01/23/25	29,833,022	(3,398,918)(g)	26,445,550	11.9
	Monthly	Barclays Bank PLC(h)	01/23/25	(45,141,222)	(4,517,237)(i)	(50,991,635)	12.5
	Monthly	BNP Paribas SA(j)	05/27/25	(45,240,650)	(923,891)(k)	(45,188,414)	8.8
	Monthly	BNP Paribas SA(l)	05/27/25	25,082,956	2,098,678 (m)	27,547,457	12.6
	Monthly	Citibank N.A.(n)	02/24/28	35,124,214	1,053,459 (o)	35,878,162	3.3
	Monthly	Citibank N.A.(p)	02/24/28	39,000,391	(3,267,630)(q)	35,997,026	1.6
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	471,624	950,908 (s)	1,657,206	1.2
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	108,690,314	(4,215,923)(u)	104,924,433	2.9
	Monthly	HSBC Bank PLC(v)	02/09/28	58,321,799	3,330,148 (w)	62,081,888	5.6
	Monthly	HSBC Bank PLC(x)	02/09/28	193,158,488	3,227,920 (y)	196,728,431	7.9
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/28	223,986,989	(2,859,957)(aa)	221,171,520	6.4
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/28	87,977,504	223,532 (ac)	88,450,874	4.3
	Monthly	SG Americas Securities LLC(ad)	12/08/25	(14,908,716)	(605,915)(ae)	(15,647,145)	3.7
	Monthly	SG Americas Securities LLC(af)	12/08/25	21,625,072	(1,867,701)(ag)	20,012,612	3.4
					$(8,003,027)	$295,861,892

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $273,022 of net dividends and financing fees.
(e)	Amount includes $(615,524) of net dividends and financing fees.
(g)	Amount includes $(11,446) of net dividends and financing fees.
(i)	Amount includes $1,333,176 of net dividends and financing fees.
(k)	Amount includes $(976,127) of net dividends and financing fees.
(m)	Amount includes $(365,823) of net dividends and financing fees.
(o)	Amount includes $299,511 of net dividends and financing fees.
(q)	Amount includes $(264,265) of net dividends and financing fees.
(s)	Amount includes $(234,674) of net dividends and financing fees.
(u)	Amount includes $(450,042) of net dividends and financing fees.
(w)	Amount includes $(429,941) of net dividends and financing fees.
(y)	Amount includes $(342,023) of net dividends and financing fees.
(aa)	Amount includes $(44,488) of net dividends and financing fees.
(ac)	Amount includes $(249,838) of net dividends and financing fees.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Equity Securities Long/Short (continued)
(ae)	Amount includes $132,514 of net dividends and financing fees.
(ag)	Amount includes $(255,241) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(d)	(b)	(h)
Range: Benchmarks:	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(f)	(j)	(l)
	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-183 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(p)	(n)	(r)
	0-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
	(t)	(v)	(x)
	0-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(ab)	(z)	(ad)
	15-33 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(af)
0-25 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	7,714	$598,838	(0.2)%
Building Products
Owens Corning	38,572	6,700,728	(2.2)
Trane Technologies PLC	71,076	23,379,029	(7.8)
		30,079,757
Capital Markets
MSCI, Inc., Class A	49,581	23,885,647	(8.0)
Chemicals
DuPont de Nemours, Inc.	305,176	24,563,616	(8.2)
Nutrien Ltd.	453,298	23,077,401	(7.7)
		47,641,017
Food Products
McCormick & Co, Inc.	85,733	6,081,899	(2.0)
Health Care Equipment & Supplies
Dentsply Sirona, Inc.	74,617	1,858,710	(0.6)
Health Care Providers & Services
Cigna Group	5,813	1,921,603	(0.7)
DaVita, Inc.	166,137	23,021,604	(7.7)
Molina Healthcare, Inc.	1,346	400,166	(0.1)
Quest Diagnostics, Inc.	154,133	21,097,725	(7.0)
		46,441,098
Security	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	76,243	$10,099,148	(3.4)%
Household Durables
Toll Brothers, Inc.	5,695	655,950	(0.2)
IT Services
GoDaddy, Inc., Class A	112,962	15,781,921	(5.2)
Twilio, Inc., Class A	442,941	25,163,478	(8.4)
		40,945,399
Machinery
IDEX Corp.	4,410	887,292	(0.3)
Media
Omnicom Group, Inc.	25,098	2,251,291	(0.8)
Multi-Utilities
Consolidated Edison, Inc.	256,883	22,970,478	(7.6)
Oil, Gas & Consumable Fuels
Range Resources Corp.	351,340	11,780,430	(3.9)
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	36,017	2,468,965	(0.8)
Specialized REITs
American Tower Corp., REIT	100,069	19,451,412	(6.5)
Crown Castle International Corp., REIT	246,326	24,066,050	(8.0)
		43,517,462
Specialty Retail
Bath & Body Works, Inc.	49,958	1,950,860	(0.7)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Trading Companies & Distributors
WESCO International, Inc.	8,046	$1,275,452	(0.4)%
Total Reference Entity — Long		295,389,693
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co.	(134,206)	(24,426,834)	8.1
Air Freight & Logistics
FedEx Corp.	(71,621)	(21,474,841)	7.2
Automobiles
Stellantis NV	(657,012)	(13,041,688)	4.3
Beverages
Coca-Cola Co.	(4,451)	(283,306)	0.1
Capital Markets
Brookfield Corp., Class A	(21,593)	(896,973)	0.3
Intercontinental Exchange, Inc.	(146,592)	(20,066,979)	6.7
KKR & Co, Inc., Class A	(119,046)	(12,528,401)	4.2
		(33,492,353)
Chemicals
Celanese Corp., Class A	(70,757)	(9,544,412)	3.2
Dow, Inc.	(5,703)	(302,544)	0.1
		(9,846,956)
Communications Equipment
Cisco Systems, Inc.	(248,663)	(11,813,979)	3.9
Consumer Staples Distribution & Retail
US Foods Holding Corp.	(171,078)	(9,063,713)	3.0
Containers & Packaging
Crown Holdings, Inc.	(30,485)	(2,267,779)	0.8
Electronic Equipment, Instruments & Components
TD SYNNEX Corp.	(135,466)	(15,632,776)	5.2
Teledyne Technologies, Inc.	(253)	(98,159)	0.0
		(15,730,935)
Financial Services
Apollo Global Management, Inc.	(133,534)	(15,766,359)	5.3
Berkshire Hathaway, Inc., Class B	(347)	(141,160)	0.0
Fiserv, Inc.	(43,511)	(6,484,879)	2.2
PayPal Holdings, Inc.	(223,048)	(12,943,476)	4.3
		(35,335,874)
Food Products
J M Smucker Co.	(1,478)	(161,161)	0.1
Ground Transportation
Avis Budget Group, Inc.	(156,981)	(16,407,654)	5.5
Health Care Equipment & Supplies
Baxter International, Inc.	(610,442)	(20,419,285)	6.8
Security	Shares	Value	% of Basket Value
Health Care Providers & Services
Cencora, Inc.	(56,419)	$(12,711,201)	4.3%
CVS Health Corp.	(402,509)	(23,772,181)	7.9
		(36,483,382)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	(191,295)	(24,101,257)	8.0
Household Durables
Mohawk Industries, Inc.	(1,052)	(119,497)	0.0
TopBuild Corp.	(2,298)	(885,350)	0.3
Whirlpool Corp.	(130,606)	(13,347,933)	4.5
		(14,352,780)
Independent Power and Renewable Electricity Producers
AES Corp.	(1,134,258)	(19,928,913)	6.6
Industrial Conglomerates
Honeywell International, Inc.	(110,052)	(23,500,504)	7.8
Insurance
Aon PLC, Class A	(45,974)	(13,497,047)	4.5
Arthur J Gallagher & Co.	(74,166)	(19,231,986)	6.4
		(32,729,033)
Life Sciences Tools & Services
Danaher Corp.	(92,926)	(23,217,561)	7.8
Revvity, Inc.	(221,266)	(23,201,953)	7.7
		(46,419,514)
Machinery
Deere & Co.	(13,968)	(5,218,864)	1.7
Media
Fox Corp., Class A	(38,417)	(1,320,392)	0.4
Multi-Utilities
Sempra	(98,053)	(7,457,911)	2.5
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(7,290)	(173,016)	0.0
Coterra Energy, Inc.	(144,708)	(3,859,362)	1.3
Exxon Mobil Corp.	(46,070)	(5,303,579)	1.8
Suncor Energy, Inc.	(91,298)	(3,478,454)	1.1
Targa Resources Corp.	(34,687)	(4,466,992)	1.5
Williams Cos., Inc.	(90,448)	(3,844,040)	1.3
		(21,125,443)
Passenger Airlines
Southwest Airlines Co.	(843,482)	(24,132,020)	8.0
Pharmaceuticals
Pfizer, Inc.	(852,993)	(23,866,744)	8.0
Real Estate Management & Development
CBRE Group, Inc., Class A	(116,047)	(10,340,948)	3.4
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	(57,604)	(13,148,689)	4.4
Broadcom, Inc.	(10,307)	(16,548,198)	5.5
Texas Instruments, Inc.	(123,691)	(24,061,610)	8.0
		(53,758,497)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Software
Oracle Corp.	(173,191)	$(24,454,569)	8.1%
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(86,468)	(11,924,802)	4.0
Textiles, Apparel & Luxury Goods
Tapestry Inc.	(19,064)	(815,749)	0.3
Total Reference Entity — Short		(595,697,680)
Net Value of Reference Entity — Bank of America N.A.		$(300,307,987)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Olin Corp.	586,035	$27,631,550	(24.5)%
Consumer Finance
American Express Co.	125,606	29,084,069	(25.8)
Diversified Telecommunication Services
AT&T, Inc.	1,129,991	21,594,128	(19.1)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	89,437	10,800,412	(9.6)
Entertainment
Netflix, Inc.	43,409	29,295,866	(25.9)
Walt Disney Co.	279,152	27,717,002	(24.6)
		57,012,868
Food Products
Conagra Brands, Inc.	984,716	27,985,629	(24.8)
Mondelez International, Inc., Class A	170,595	11,163,737	(9.9)
		39,149,366
Health Care Providers & Services
Cardinal Health, Inc.	173,306	17,039,446	(15.1)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	30,794	3,879,736	(3.4)
Royal Caribbean Cruises Ltd.	59,455	9,478,911	(8.4)
		13,358,647
Insurance
Chubb Ltd.	112,380	28,665,890	(25.4)
Oil, Gas & Consumable Fuels
APA Corp.	303,967	8,948,789	(7.9)
Kinder Morgan, Inc.	128,507	2,553,434	(2.3)
Murphy Oil Corp.	81,456	3,359,245	(3.0)
		14,861,468
Security	Shares	Value	% of Basket Value
Specialized REITs
Weyerhaeuser Co., REIT	33,982	$964,749	(0.8)%
Specialty Retail
Bath & Body Works, Inc.	714,937	27,918,290	(24.7)
Total Reference Entity — Long		288,080,883
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co.	(162,053)	(29,495,267)	26.1
Biotechnology
Amgen, Inc.	(25,820)	(8,067,459)	7.1
Consumer Finance
Ally Financial, Inc.	(736,595)	(29,220,724)	25.9
Containers & Packaging
Sealed Air Corp.	(314,329)	(10,935,506)	9.7
Electric Utilities
NRG Energy, Inc.	(332,162)	(25,862,133)	22.9
Financial Services
Fiserv, Inc.	(191,433)	(28,531,174)	25.3
Food Products
Lamb Weston Holdings, Inc.	(337,554)	(28,381,540)	25.2
Tyson Foods, Inc., Class A	(518,168)	(29,608,120)	26.2
		(57,989,660)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(5,797)	(1,401,541)	1.2
Household Durables
KB Home	(81,151)	(5,695,177)	5.0
Independent Power and Renewable Electricity Producers
Vistra Corp.	(241,783)	(20,788,502)	18.4
Machinery
Deere & Co.	(76,419)	(28,552,431)	25.3
Metals & Mining
Freeport-McMoRan, Inc.	(572,877)	(27,841,822)	24.7
Teck Resources Ltd., Class B	(313,900)	(15,035,810)	13.3
		(42,877,632)
Oil, Gas & Consumable Fuels
TC Energy Corp.	(730,504)	(27,686,102)	24.5
Williams Cos., Inc.	(476,600)	(20,255,500)	18.0
		(47,941,602)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(77,587)	(12,585,387)	11.2
Specialty Retail
Best Buy Co., Inc.	(331,193)	(27,916,258)	24.7

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Wireless Telecommunication Services
T-Mobile U.S., Inc.	(131,221)	$(23,118,516)	20.5%
Total Reference Entity — Short		(400,978,969)
Net Value of Reference Entity — Bank of America N.A.		$(112,898,086)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/23/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
United Parcel Service, Inc., Class B	206,898	$28,313,991	107.1%
Electric Utilities
American Electric Power Co., Inc.	320,569	28,126,724	106.3
Exelon Corp.	542,220	18,766,234	71.0
FirstEnergy Corp.	729,740	27,927,150	105.6
		74,820,108
Health Care Providers & Services
CVS Health Corp.	478,745	28,274,680	106.9
Hotels, Restaurants & Leisure
McDonald’s Corp.	87,647	22,335,962	84.5
MGM Resorts International	686,287	30,498,594	115.3
		52,834,556
Insurance
Allstate Corp.	30,285	4,835,303	18.3
American International Group, Inc.	261,190	19,390,746	73.3
Hartford Financial Services Group, Inc.	296,458	29,805,887	112.7
		54,031,936
IT Services
International Business Machines Corp.	169,714	29,352,036	111.0
Oil, Gas & Consumable Fuels
APA Corp.	642,734	18,922,089	71.6
Marathon Petroleum Corp.	76,137	13,208,247	49.9
Valero Energy Corp.	132,570	20,781,673	78.6
		52,912,009
Pharmaceuticals
Bristol-Myers Squibb Co.	643,648	26,730,702	101.1
Specialty Retail
AutoZone, Inc.	10,189	30,201,215	114.2
Lowe’s Cos., Inc.	129,681	28,589,473	108.1
		58,790,688
Total Reference Entity — Long		406,060,706
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	(769)	$(982,482)	(3.7)%
Broadline Retail
Nordstrom, Inc.	(333,633)	(7,079,692)	(26.8)
Consumer Staples Distribution & Retail
Walmart, Inc.	(443,684)	(30,041,844)	(113.6)
Electric Utilities
Southern Co.	(273,964)	(21,251,388)	(80.4)
Health Care Providers & Services
HCA Healthcare, Inc.	(34,560)	(11,103,437)	(42.0)
UnitedHealth Group, Inc.	(57,936)	(29,504,487)	(111.5)
(40,607,924)
Hotel & Resort REITs
Host Hotels & Resorts, Inc., REIT	(506,535)	(9,107,499)	(34.4)
Household Durables
DR Horton, Inc.	(94,498)	(13,317,603)	(50.4)
PulteGroup, Inc.	(254,418)	(28,011,422)	(105.9)
(41,329,025)
Insurance
MetLife, Inc.	(276,565)	(19,412,097)	(73.4)
Prudential Financial, Inc.	(112,021)	(13,127,741)	(49.6)
(32,539,838)
Life Sciences Tools & Services
Danaher Corp.	(114,825)	(28,689,026)	(108.5)
Media
Comcast Corp., Class A	(756,210)	(29,613,184)	(112.0)
Metals & Mining
Cleveland-Cliffs, Inc.	(1,931,280)	(29,722,399)	(112.4)
Multi-Utilities
Sempra	(10,786)	(820,383)	(3.1)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(800,725)	(28,497,803)	(107.8)
Passenger Airlines
Southwest Airlines Co.	(321,539)	(9,199,231)	(34.8)
Residential REITs
Equity Residential, REIT	(435,747)	(30,214,697)	(114.2)
Specialized REITs
Iron Mountain, Inc., REIT	(279,766)	(25,072,629)	(94.8)
Technology Hardware, Storage & Peripherals
HP, Inc.	(128,072)	(4,485,081)	(17.0)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Tobacco
Altria Group, Inc.	(227,465)	$(10,361,031)	(39.2)%
Total Reference Entity — Short		(379,615,156)
Net Value of Reference Entity — Barclays Bank PLC		$26,445,550
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/23/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
CH Robinson Worldwide, Inc.	282,698	$24,911,348	(48.9)%
Chemicals
Mosaic Co.	420,052	12,139,503	(23.8)
PPG Industries, Inc.	183,581	23,111,012	(45.3)
		35,250,515
Consumer Staples Distribution & Retail
Kroger Co.	468,110	23,372,732	(45.8)
Containers & Packaging
Packaging Corp. of America	119,620	21,837,827	(42.8)
Diversified Telecommunication Services
Verizon Communications, Inc.	600,651	24,770,847	(48.6)
Energy Equipment & Services
Patterson-UTI Energy, Inc.	307,581	3,186,539	(6.3)
Health Care Providers & Services
Labcorp Holdings, Inc.	119,423	24,303,775	(47.7)
Hotels, Restaurants & Leisure
McDonald’s Corp.	93,643	23,863,982	(46.8)
Household Products
Clorox Co.	182,247	24,871,248	(48.8)
Colgate-Palmolive Co.	253,096	24,560,436	(48.1)
		49,431,684
Independent Power and Renewable Electricity Producers
Vistra Corp.	273,407	23,507,534	(46.1)
Insurance
American International Group, Inc.	147,110	10,921,447	(21.4)
Progressive Corp.	88,806	18,445,894	(36.2)
		29,367,341
Oil, Gas & Consumable Fuels
HF Sinclair Corp.	451,116	24,062,527	(47.2)
Software
Workday, Inc., Class A	109,878	24,564,326	(48.2)
Security	Shares	Value	% of Basket Value
Specialty Retail
Gap, Inc.	977,547	$23,353,598	(45.8)%
Textiles, Apparel & Luxury Goods
Crocs, Inc.	125,024	18,246,002	(35.8)
NIKE, Inc., Class B	128,797	9,707,430	(19.0)
		27,953,432
Total Reference Entity — Long		383,738,007
Reference Entity — Short
Common Stocks
Aerospace & Defense
General Dynamics Corp.	(4,676)	(1,356,694)	2.6
Spirit AeroSystems Holdings, Inc., Class A	(395,040)	(12,984,965)	25.5
		(14,341,659)
Beverages
Consolidated Edison, Inc., Class A	(4,952)	(1,274,051)	2.5
Broadline Retail
Amazon.com, Inc.	(35,590)	(6,877,768)	13.5
Building Products
Carrier Global Corp.	(197,004)	(12,427,012)	24.4
Capital Markets
Nasdaq, Inc.	(153,995)	(9,279,739)	18.2
Raymond James Financial, Inc.	(819)	(101,236)	0.2
		(9,380,975)
Chemicals
Albemarle Corp.	(241,281)	(23,047,161)	45.2
Corteva, Inc.	(369,399)	(19,925,382)	39.1
		(42,972,543)
Commercial Services & Supplies
Waste Connections, Inc.	(1,733)	(303,899)	0.6
Construction & Engineering
Quanta Services, Inc.	(27,311)	(6,939,452)	13.6
Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(218,567)	(2,643,568)	5.2
Walmart, Inc.	(248,524)	(16,827,560)	33.0
		(19,471,128)
Containers & Packaging
Ball Corp.	(106,535)	(6,394,231)	12.5
Electrical Equipment
Eaton Corp. PLC	(21,639)	(6,784,908)	13.3
Electronic Equipment, Instruments & Components
Coherent Corp.	(327,787)	(23,751,446)	46.6
Entertainment
Take-Two Interactive Software, Inc.	(48,484)	(7,538,777)	14.8
Warner Bros Discovery, Inc., Class A	(3,336,072)	(24,820,376)	48.7
		(32,359,153)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Food Products
Lamb Weston Holdings, Inc.	(277,335)	$(23,318,327)	45.7%
Health Care Providers & Services
Elevance Health, Inc.	(25,357)	(13,739,944)	26.9
UnitedHealth Group, Inc.	(48,762)	(24,832,536)	48.7
		(38,572,480)
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	(199)	(788,339)	1.5
Marriott International, Inc., Class A	(9,655)	(2,334,289)	4.6
Penn Entertainment Inc.	(664,107)	(12,853,791)	25.2
		(15,976,419)
Household Durables
Tempur Sealy International, Inc.	(492,652)	(23,322,146)	45.7
Leisure Products
Hasbro Inc.	(226,693)	(13,261,540)	26.0
Machinery
Cummins, Inc.	(34,090)	(9,440,544)	18.5
Metals & Mining
Cleveland-Cliffs, Inc.	(15,571)	(239,637)	0.4
Teck Resources Ltd., Class B	(372,272)	(17,831,829)	35.0
		(18,071,466)
Office REITs
Boston Properties Inc.REIT	(22,068)	(1,358,506)	2.7
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.	(312,029)	(6,134,490)	12.0
Chevron Corp.	(24,282)	(3,798,191)	7.5
EQT Corp.	(635,340)	(23,494,873)	46.1
		(33,427,554)
Pharmaceuticals
Viatris, Inc.	(276,196)	(2,935,963)	5.8
Retail REITs
Realty Income Corp.REIT	(79,795)	(4,214,772)	8.3
Semiconductors & Semiconductor Equipment
Entegris, Inc.	(131,162)	(17,759,335)	34.8
Intel Corp.	(366,508)	(11,350,752)	22.3
Skyworks Solutions, Inc.	(28,222)	(3,007,901)	5.9
		(32,117,988)
Software
Autodesk, Inc.	(40,019)	(9,902,702)	19.4
Roper Technologies Inc.	(906)	(510,676)	1.0
		(10,413,378)
Specialty Retail
Best Buy Co., Inc.	(12,819)	(1,080,514)	2.1
Security	Shares	Value	% of Basket Value
Tobacco
Philip Morris International, Inc.	(236,256)	$(23,939,820)	47.0%
Total Reference Entity — Short		(434,729,642)
Net Value of Reference Entity — Barclays Bank PLC		$(50,991,635)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Staples Distribution & Retail
Target Corp.	197,697	$29,267,064	(64.8)%
Diversified Consumer Services
H&R Block, Inc.	570,457	30,935,883	(68.5)
Diversified Telecommunication Services
Verizon Communications, Inc.	716,347	29,542,150	(65.4)
Ground Transportation
Union Pacific Corp.	125,646	28,428,664	(62.9)
Health Care Providers & Services
DaVita, Inc.	211,018	29,240,764	(64.7)
Quest Diagnostics, Inc.	204,832	28,037,404	(62.0)
		57,278,168
Industrial Conglomerates
Honeywell International, Inc.	53,598	11,445,317	(25.3)
Metals & Mining
Barrick Gold Corp.	1,740,914	29,038,446	(64.3)
Oil, Gas & Consumable Fuels
Ovintiv, Inc.	549,125	25,737,489	(56.9)
Retail REITs
Simon Property Group, Inc., REIT	26,850	4,075,830	(9.0)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	199,912	27,569,864	(61.0)
Total Reference Entity — Long		273,318,875
Reference Entity — Short
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	(353,520)	(27,443,758)	60.7
Air Freight & Logistics
FedEx Corp.	(100,499)	(30,133,620)	66.7
Automobiles
General Motors Co.	(166,118)	(7,717,842)	17.1
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Biotechnology
Amgen, Inc.	(69,796)	$(21,807,760)	48.3%
Building Products
Johnson Controls International PLC	(189,562)	(12,600,186)	27.9
Chemicals
Dow, Inc.	(26,327)	(1,396,647)	3.1
Consumer Finance
Capital One Financial Corp.	(102,654)	(14,212,446)	31.4
Health Care Providers & Services
HCA Healthcare, Inc.	(32,078)	(10,306,020)	22.8
Hotel & Resort REITs
Host Hotels & Resorts, Inc., REIT	(1,060,261)	(19,063,493)	42.2
Hotels, Restaurants & Leisure
Aramark	(912,518)	(31,043,863)	68.7
Independent Power and Renewable Electricity Producers
AES Corp.	(901,564)	(15,840,480)	35.0
Insurance
Marsh & McLennan Cos., Inc.	(20,805)	(4,384,030)	9.7
MetLife, Inc.	(128,248)	(9,001,727)	19.9
		(13,385,757)
Media
Charter Communications, Inc., Class A	(74,979)	(22,415,722)	49.6
Multi-Utilities
Dominion Energy, Inc.	(387,680)	(18,996,320)	42.1
Sempra	(205,169)	(15,605,154)	34.5
		(34,601,474)
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	(225,440)	(9,581,200)	21.2
Passenger Airlines
American Airlines Group, Inc.	(855,923)	(9,697,608)	21.4
Southwest Airlines Co.	(374,073)	(10,702,228)	23.7
		(20,399,836)
Specialized REITs
Iron Mountain, Inc., REIT	(61,987)	(5,555,275)	12.3
Trading Companies & Distributors
United Rentals, Inc.	(32,474)	(21,001,910)	46.5
Total Reference Entity — Short		(318,507,289)
Net Value of Reference Entity — BNP Paribas SA		$(45,188,414)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Building Products
Masco Corp.	358,722	$23,915,996	86.8%
Chemicals
Mosaic Co.	166,465	4,810,838	17.5
Sherwin-Williams Co.	29,178	8,707,591	31.6
		13,518,429
Commercial Services & Supplies
Waste Management Inc.	5,071	1,081,847	3.9
Communications Equipment
Motorola Solutions, Inc.	61,287	23,659,846	85.9
Consumer Finance
Synchrony Financial	124,737	5,886,339	21.4
Electric Utilities
Edison International	226,476	16,263,242	59.0
Evergy, Inc.	405,499	21,479,282	78.0
		37,742,524
Electrical Equipment
Regal Rexnord Corp.	44,885	6,069,350	22.0
Energy Equipment & Services
Halliburton Co.	708,219	23,923,638	86.9
Financial Services
Block, Inc., Class A	379,398	24,467,377	88.8
Equitable Holdings, Inc.	578,960	23,656,306	85.9
		48,123,683
Food Products
Kellanova	119,851	6,913,006	25.1
Ground Transportation
Uber Technologies, Inc.	342,457	24,889,775	90.4
Health Care REITs
Alexandria Real Estate Equities, Inc., REIT	592	69,246	0.3
Interactive Media & Services
Zoominfo Technologies, Inc., Class A	1,547,411	19,760,438	71.7
IT Services
VeriSign, Inc.	138,639	24,650,014	89.5
Life Sciences Tools & Services
Charles River Laboratories International, Inc.	60,861	12,572,665	45.6
Machinery
Caterpillar, Inc.	63,807	21,254,111	77.1
PACCAR, Inc.	1,254	129,087	0.5
		21,383,198
Multi-Utilities
WEC Energy Group, Inc.	300,249	23,557,537	85.5

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	139,163	$24,141,997	87.6%
Residential REITs
Camden Property Trust, REIT	223,144	24,347,242	88.4
Retail REITs
Regency Centers Corp., REIT	380,516	23,668,095	85.9
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	72,522	14,444,932	52.4
Specialized REITs
CubeSmart, REIT	87,680	3,960,505	14.4
SBA Communications Corp., REIT	46,936	9,213,537	33.4
13,174,042
Specialty Retail
Advance Auto Parts, Inc.	273,448	17,317,462	62.9
Total Reference Entity — Long		434,811,301
Reference Entity — Short
Common Stocks
Aerospace & Defense
HEICO Corp.	(104,516)	(23,370,823)	(84.8)
Automobiles
Ford Motor Co.	(1,252,728)	(15,709,209)	(57.0)
Beverages
Brown Forman Corp., Class B	(26,454)	(1,142,549)	(4.1)
Consolidated Edison, Inc., Class A	(90,858)	(23,375,946)	(84.9)
(24,518,495)
Broadline Retail
eBay, Inc.	(460,461)	(24,735,965)	(89.8)
Chemicals
Air Products and Chemicals, Inc.	(89,072)	(22,985,029)	(83.4)
FMC Corp.	(157,234)	(9,048,817)	(32.9)
(32,033,846)
Containers & Packaging
Amcor PLC	(1,345,444)	(13,158,442)	(47.8)
Food Products
Tyson Foods, Inc., Class A	(283,851)	(16,219,246)	(58.9)
Health Care REITs
Medical Properties Trust, Inc., REIT	(1,387,728)	(5,981,108)	(21.7)
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	(235,524)	(9,359,724)	(34.0)
Darden Restaurants, Inc.	(17,407)	(2,634,027)	(9.5)
(11,993,751)
Household Durables
PulteGroup, Inc.	(75,420)	(8,303,742)	(30.2)
Industrial REITs
Prologis, Inc., REIT	(215,152)	(24,163,721)	(87.7)
Insurance
Arthur J Gallagher & Co.	(20,309)	(5,266,327)	(19.1)
Brown & Brown, Inc.	(269,692)	(24,113,162)	(87.6)
Marsh & McLennan Cos., Inc.	(116,519)	(24,552,883)	(89.1)
(53,932,372)
Security	Shares	Value	% of Basket Value
Machinery
Xylem, Inc.	(34,574)	$(4,689,272)	(17.0)%
Media
Charter Communications, Inc., Class A	(85,923)	(25,687,540)	(93.3)
Oil, Gas & Consumable Fuels
Chevron Corp.	(129,399)	(20,240,592)	(73.5)
ConocoPhillips	(157,338)	(17,996,320)	(65.3)
ONEOK, Inc.	(304,708)	(24,848,937)	(90.2)
(63,085,849)
Pharmaceuticals
Viatris, Inc.	(2,001,733)	(21,278,422)	(77.2)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	(46,711)	(10,662,253)	(38.7)
Marvell Technology, Inc.	(281,217)	(19,657,068)	(71.4)
(30,319,321)
Specialty Retail
Tractor Supply Co.	(29,936)	(8,082,720)	(29.3)
Total Reference Entity — Short		(407,263,844)
Net Value of Reference Entity — BNP Paribas SA		$27,547,457
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Finance
American Express Co.	52,374	$12,127,200	33.8%
Capital One Financial Corp.	15,961	2,209,800	6.1
		14,337,000
Consumer Staples Distribution & Retail
Dollar General Corp.	159,183	21,048,768	58.7
Electric Utilities
NRG Energy, Inc.	1,565	121,851	0.3
Entertainment
Walt Disney Co.	156,094	15,498,573	43.2
Financial Services
Global Payments, Inc	131,102	12,677,563	35.3
Ground Transportation
Norfolk Southern Corp.	790	169,605	0.5
IT Services
Gartner, Inc.	16,592	7,450,804	20.8
Metals & Mining
Newmont Corp.	581,955	24,366,456	67.9
Pan American Silver Corp.	27,912	554,890	1.6
		24,921,346
Pharmaceuticals
Bristol-Myers Squibb Co.	82,345	3,419,788	9.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Residential REITs
Essex Property Trust, Inc., REIT	2,244	$610,817	1.7%
Specialty Retail
Lowe’s Cos., Inc.	1,275	281,087	0.8
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	135,095	23,649,731	65.9
Total Reference Entity — Long		124,186,933
Reference Entity — Short
Common Stocks
Automobile Components
Aptiv PLC	(318,214)	(22,408,630)	(62.5)
Biotechnology
Amgen, Inc.	(74,884)	(23,397,506)	(65.2)
Energy Equipment & Services
Transocean Ltd.	(525,815)	(2,813,110)	(7.8)
Food Products
Hershey Co.	(50,346)	(9,255,105)	(25.8)
Household Durables
DR Horton, Inc.	(167,506)	(23,606,621)	(65.8)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(191,846)	(6,827,799)	(19.0)
Total Reference Entity — Short		(88,308,771)
Net Value of Reference Entity — Citibank N.A.		$35,878,162
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Sherwin-Williams Co.	95,586	$28,525,730	79.2%
Health Care Providers & Services
Tenet Healthcare Corp., Class A	220,144	29,285,756	81.4
Machinery
Caterpillar, Inc.	36,380	12,118,178	33.7
Total Reference Entity — Long		69,929,664
Reference Entity — Short
Common Stocks
Automobiles
Tesla, Inc.	(151,585)	(29,995,640)	(83.3)
Security	Shares	Value	% of Basket Value
Insurance
Prudential Financial, Inc.	(33,595)	$(3,936,998)	(11.0)%
Total Reference Entity — Short		(33,932,638)
Net Value of Reference Entity — Citibank N.A.		$35,997,026
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Building Products
Fortune Brands Innovations, Inc.	123,087	$7,993,270	482.3%
Entertainment
Electronic Arts, Inc.	34,763	4,843,529	292.3
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	23,855	3,803,203	229.5
Software
Elastic NV	217,049	24,724,051	1,491.9
Total Reference Entity — Long		41,364,053
Reference Entity — Short
Common Stocks
Chemicals
Albemarle Corp.	(11,916)	(1,138,217)	(68.7)
Life Sciences Tools & Services
Avantor, Inc.	(1,003,726)	(21,278,991)	(1,284.0)
Textiles, Apparel & Luxury Goods
VF Corp.	(1,280,714)	(17,289,639)	(1,043.3)
Total Reference Entity — Short		(39,706,847)
Net Value of Reference Entity — Goldman Sachs Bank USA		$1,657,206
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	179,257	$28,496,485	27.2%
Chemicals
Eastman Chemical Co.	282,997	27,725,216	26.4

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Consumer Staples Distribution & Retail
Kroger Co.	565,134	$28,217,141	26.9%
Containers & Packaging
Packaging Corp. of America	163,314	29,814,604	28.4
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	656,202	12,272,673	11.7
Specialty Retail
Gap, Inc.	829,628	19,819,813	18.9
Total Reference Entity — Long		146,345,932
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(792,018)	(18,208,494)	(17.4)
Electric Utilities
NextEra Energy, Inc.	(327,821)	(23,213,005)	(22.1)
Total Reference Entity — Short		(41,421,499)
Net Value of Reference Entity — Goldman Sachs Bank USA		$104,924,433
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
BorgWarner, Inc.	872,000	$28,113,280	45.3%
Communications Equipment
Motorola Solutions, Inc.	76,256	29,438,629	47.4
Food Products
General Mills, Inc.	437,985	27,706,931	44.6
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	153,153	23,175,112	37.3
Insurance
Allstate Corp.	147,386	23,531,649	37.9
American International Group, Inc.	118,909	8,827,804	14.2
		32,359,453
Media
Omnicom Group, Inc.	313,825	28,150,102	45.4
Oil, Gas & Consumable Fuels
Targa Resources Corp.	134,877	17,369,460	28.0
Specialty Retail
Home Depot, Inc.	82,487	28,395,325	45.7
Total Reference Entity — Long		214,708,292
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Building Products
Johnson Controls International PLC	(226,729)	$(15,070,677)	(24.3)%
Chemicals
Dow, Inc.	(498,635)	(26,452,587)	(42.6)
Consumer Finance
Capital One Financial Corp.	(46,168)	(6,391,960)	(10.3)
Ground Transportation
Avis Budget Group, Inc.	(61,676)	(6,446,375)	(10.4)
Independent Power and Renewable Electricity Producers
AES Corp.	(591,362)	(10,390,230)	(16.7)
Insurance
Marsh & McLennan Cos., Inc.	(118,001)	(24,865,171)	(40.0)
Prudential Financial, Inc.	(91,414)	(10,712,806)	(17.3)
(35,577,977)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	(37,742)	(2,378,878)	(3.8)
Passenger Airlines
United Airlines Holdings, Inc.	(303,304)	(14,758,773)	(23.8)
Pharmaceuticals
Pfizer, Inc.	(1,029,297)	(28,799,730)	(46.4)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	(36,095)	(6,359,217)	(10.2)
Total Reference Entity — Short		(152,626,404)
Net Value of Reference Entity — HSBC Bank PLC		$62,081,888
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Huntington Ingalls Industries, Inc.	75,646	$18,633,879	9.5%
Northrop Grumman Corp.	45,153	19,684,451	10.0
		38,318,330
Broadline Retail
Kohl’s Corp.	652,278	14,995,871	7.6
Building Products
Builders Firstsource, Inc.	154,013	21,316,939	10.8
Consumer Staples Distribution & Retail
Sysco Corp.	332,195	23,715,401	12.1
Diversified REITs
WP Carey, Inc., REIT	426,596	23,484,110	11.9
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Electric Utilities
Exelon Corp.	68,562	$2,372,931	1.2%
Food Products
Conagra Brands, Inc.	103,812	2,950,337	1.5
Health Care Providers & Services
Tenet Healthcare Corp., Class A	177,981	23,676,813	12.0
Hotels, Restaurants & Leisure
MGM Resorts International	549,008	24,397,916	12.4
Norwegian Cruise Line Holdings Ltd.	1,347,005	25,310,224	12.9
		49,708,140
Insurance
Allstate Corp.	149,506	23,870,128	12.1
Cincinnati Financial Corp.	197,058	23,272,550	11.8
Travelers Cos, Inc.	114,078	23,196,620	11.8
Willis Towers Watson PLC	88,072	23,087,194	11.8
		93,426,492
Life Sciences Tools & Services
Illumina, Inc.	159,990	16,699,756	8.5
Multi-Utilities
CenterPoint Energy, Inc.	59,030	1,828,749	0.9
Oil, Gas & Consumable Fuels
PBF Energy, Inc., Class A	480,495	22,112,380	11.2
Residential REITs
Sun Communities, Inc., REIT	205,600	24,741,904	12.6
Specialty Retail
Ross Stores, Inc.	6,607	960,129	0.5
Tobacco
Altria Group, Inc.	2,857	130,136	0.1
Total Reference Entity — Long		360,438,418
Reference Entity — Short
Common Stocks
Beverages
Brown Forman Corp., Class B	(44,919)	(1,940,052)	(1.0)
Keurig Dr Pepper, Inc.	(728,953)	(24,347,030)	(12.4)
		(26,287,082)
Building Products
Johnson Controls International PLC	(310,046)	(20,608,758)	(10.5)
Capital Markets
S&P Global, Inc.	(50,029)	(22,312,934)	(11.3)
Chemicals
International Flavors & Fragrances, Inc.	(135,565)	(12,907,144)	(6.6)
LyondellBasell Industries NV, Class A	(101,291)	(9,689,497)	(4.9)
		(22,596,641)
Containers & Packaging
Amcor PLC	(555,728)	(5,435,020)	(2.8)
Electric Utilities
Xcel Energy, Inc.	(43,969)	(2,348,384)	(1.2)
Entertainment
Take-Two Interactive Software, Inc.	(102,670)	(15,964,158)	(8.1)
Security	Shares	Value	% of Basket Value
Machinery
Xylem, Inc.	(108,390)	$(14,700,936)	(7.5)%
Metals & Mining
Nucor Corp.	(57,013)	(9,012,615)	(4.6)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	(18,918)	(3,787,194)	(1.9)
Semiconductors & Semiconductor Equipment
Intel Corp.	(416,464)	(12,897,890)	(6.5)
Specialized REITs
VICI Properties, Inc., REIT	(270,893)	(7,758,375)	(3.9)
Total Reference Entity — Short		(163,709,987)
Net Value of Reference Entity — HSBC Bank PLC		$196,728,431
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	150,868	$23,983,486	10.8%
Automobile Components
Lear Corp.	206,582	23,593,730	10.7
Construction Materials
Eagle Materials, Inc.	8,343	1,814,269	0.8
Consumer Staples Distribution & Retail
Target Corp.	166,357	24,627,490	11.1
Entertainment
Netflix, Inc.	36,534	24,656,066	11.1
Health Care Equipment & Supplies
Becton Dickinson & Co.	3,687	861,689	0.4
Health Care Providers & Services
Cardinal Health, Inc.	237,773	23,377,841	10.6
Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	266,520	23,853,540	10.8
Household Durables
KB Home	266,644	18,713,076	8.5
Insurance
American International Group, Inc.	172,733	12,823,698	5.8
Media
Interpublic Group of Cos, Inc.	324,957	9,452,999	4.3
Metals & Mining
Steel Dynamics, Inc.	193,278	25,029,501	11.3

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Devon Energy Corp.	299,490	$14,195,826	6.4%
TC Energy Corp.	615,760	23,337,304	10.6
		37,533,130
Pharmaceuticals
Royalty Pharma PLC, Class A	842,096	22,206,072	10.0
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	177,648	23,366,041	10.6
Specialized REITs
Public Storage, REIT	85,951	24,723,805	11.2
Total Reference Entity — Long		320,616,433
Reference Entity — Short
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	(31,395)	(4,297,662)	(1.9)
Chemicals
FMC Corp.	(242,067)	(13,930,956)	(6.3)
Containers & Packaging
Graphic Packaging Holding Co.	(892,572)	(23,394,312)	(10.6)
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	(35,999)	(2,425,253)	(1.1)
Trimble, Inc.	(168,519)	(9,423,582)	(4.3)
		(11,848,835)
Health Care REITs
Welltower, Inc., REIT	(32,272)	(3,364,356)	(1.5)
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(878,318)	(20,755,512)	(9.4)
Semiconductors & Semiconductor Equipment
Marvell Technology, Inc.	(17,988)	(1,257,361)	(0.6)
Specialty Retail
Foot Locker, Inc.	(597,611)	(14,892,466)	(6.7)
Textiles, Apparel & Luxury Goods
VF Corp.	(422,478)	(5,703,453)	(2.6)
Total Reference Entity — Short		(99,444,913)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$221,171,520
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
Ford Motor Co.	2,285,978	$28,666,164	32.4%
Chemicals
Corteva, Inc.	545,269	29,411,810	33.2
Electric Utilities
Exelon Corp.	260,825	9,027,153	10.2
Energy Equipment & Services
Halliburton Co.	667,619	22,552,170	25.5
Health Care Equipment & Supplies
Baxter International, Inc.	848,473	28,381,422	32.1
Health Care Providers & Services
Universal Health Services, Inc., Class B	57,670	10,664,913	12.0
Hotels, Restaurants & Leisure
Carnival Corp.	619,532	11,597,639	13.1
McDonald’s Corp.	24,273	6,185,731	7.0
		17,783,370
Household Durables
Lennar Corp., Class A	17,142	2,569,071	2.9
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	66,068	11,461,477	13.0
Passenger Airlines
Delta Air Lines, Inc.	579,209	27,477,675	31.1
Total Reference Entity — Long		187,995,225
Reference Entity — Short
Common Stocks
Broadline Retail
Nordstrom, Inc.	(297,880)	(6,321,014)	(7.1)
Containers & Packaging
International Paper Co.	(358,107)	(15,452,317)	(17.5)
Energy Equipment & Services
Transocean, Ltd.	(2,698,922)	(14,439,233)	(16.3)
Ground Transportation
Avis Budget Group, Inc.	(205,952)	(21,526,103)	(24.3)
Health Care Equipment & Supplies
Boston Scientific Corp.	(32,221)	(2,481,339)	(2.8)
Household Durables
Whirlpool Corp.	(155,172)	(15,858,578)	(17.9)
Media
Charter Communications, Inc., Class A	(28,698)	(8,579,554)	(9.7)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Passenger Airlines
Southwest Airlines Co.	(239,877)	$(6,862,881)	(7.8)%
Trading Companies & Distributors
United Rentals, Inc.	(12,406)	(8,023,332)	(9.1)
Total Reference Entity — Short		(99,544,351)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$88,450,874
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Construction Materials
Eagle Materials, Inc.	101,790	$22,135,253	(141.5)%
Distributors
Genuine Parts Co.	137,599	19,032,694	(121.6)
Electrical Equipment
Atkore, Inc.	59,436	8,019,700	(51.2)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp., Class A	20,588	3,127,729	(20.0)
Vail Resorts, Inc.	132,887	23,936,935	(153.0)
		27,064,664
Insurance
Reinsurance Group of America, Inc.	20,352	4,177,655	(26.7)
Interactive Media & Services
Zoominfo Technologies, Inc., Class A	340,174	4,344,022	(27.8)
Metals & Mining
Freeport-McMoRan, Inc.	430,310	20,913,066	(133.6)
Pharmaceuticals
Bristol-Myers Squibb Co.	194,358	8,071,688	(51.6)
Total Reference Entity — Long		113,758,742
Reference Entity — Short
Common Stocks
Electric Utilities
NextEra Energy, Inc.	(268,067)	(18,981,824)	121.3
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	(130,606)	(8,798,926)	56.2
Health Care Providers & Services
Centene Corp.	(332,736)	(22,060,397)	141.0
Humana, Inc.	(68,792)	(25,704,131)	164.3
		(47,764,528)
Health Care REITs
Welltower, Inc., REIT	(194,763)	(20,304,043)	129.8
Security	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	(52,112)	$(14,232,308)	90.9%
Machinery
Cummins, Inc.	(38,533)	(10,670,944)	68.2
Multi-Utilities
Public Service Enterprise Group, Inc.	(13,253)	(976,746)	6.2
Specialized REITs
Iron Mountain, Inc., REIT	(58,077)	(5,204,861)	33.3
Specialty Retail
Murphy USA, Inc.	(5,265)	(2,471,707)	15.8
Total Reference Entity — Short		(129,405,887)
Net Value of Reference Entity — SG Americas Securities LLC		$(15,647,145)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	275,591	$27,666,580	138.2%
Containers & Packaging
Ball Corp.	247,427	14,850,569	74.2
Food Products
Campbell Soup Co.	271,694	12,277,852	61.4
Health Care Providers & Services
Universal Health Services, Inc., Class B	33,000	6,102,690	30.5
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	102,811	13,618,345	68.0
Household Durables
Toll Brothers, Inc.	19,001	2,188,535	10.9
Metals & Mining
Newmont Corp.	80,777	3,382,133	16.9
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	290,580	7,311,065	36.5
ConocoPhillips	245,016	28,024,930	140.1
Devon Energy Corp.	94,501	4,479,348	22.4
		39,815,343
Pharmaceuticals
Bristol-Myers Squibb Co.	45,578	1,892,854	9.5
Total Reference Entity — Long		121,794,901
Reference Entity — Short
Common Stocks
Communications Equipment
Cisco Systems, Inc.	(613,104)	(29,128,571)	(145.6)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Food Products
Kraft Heinz Co.	(863,437)	$(27,819,940)	(139.0)%
Health Care Providers & Services
McKesson Corp.	(47,304)	(27,627,428)	(138.0)
Software
Oracle Corp.	(121,858)	(17,206,350)	(86.0)
Total Reference Entity — Short		(101,782,289)
Net Value of Reference Entity — SG Americas Securities LLC		$20,012,612
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 21,515,252	$ (10,693,873)	$ 10,586,669	$ (10,716,079)
OTC Swaps	—	—	15,898,565	(23,901,592)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 452,126	$ —	$ 10,726,984	$ —	$ 11,179,110
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,662,610	—	—	7,662,610
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	9,104,017	1,482,652	10,586,669
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	15,898,565	—	—	—	15,898,565
	$ —	$ —	$ 16,350,691	$ 7,662,610	$ 19,831,001	$ 1,482,652	$ 45,326,954
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 12,451,254	$ —	$ 12,451,254
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,515,001	—	—	9,515,001
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	638,241	—	—	9,868,210	209,628	10,716,079
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	23,901,592	—	—	—	23,901,592
	$ —	$ 638,241	$ 23,901,592	$ 9,515,001	$ 22,319,464	$ 209,628	$ 56,583,926

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,876,868	$ —	$ (10,362,005)	$ —	$ (7,485,137)
Forward foreign currency exchange contracts	—	—	—	(2,805,074)	—	—	(2,805,074)
Swaps	—	8,537,642	54,436,597	—	(1,057,883)	7,995,106	69,911,462
	$ —	$ 8,537,642	$ 57,313,465	$ (2,805,074)	$ (11,419,888)	$ 7,995,106	$ 59,621,251
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 452,126	$ —	$ 25,583,276	$ —	$ 26,035,402
Forward foreign currency exchange contracts	—	—	—	486,687	—	—	486,687
Swaps	—	(8,280,029)	12,465,230	—	1,237,860	(2,560,052)	2,863,009
	$ —	$ (8,280,029)	$ 12,917,356	$ 486,687	$ 26,821,136	$ (2,560,052)	$ 29,385,098
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,336,434,838
Average notional value of contracts — short	$1,980,460,631
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,107,174,682
Average amounts sold — in USD	$1,102,060,729
Credit default swaps:
Average notional value — buy protection	$32,931,056
Average notional value — sell protection	$103,719,700
Interest rate swaps:
Average notional value — pays fixed rate	$2,078,363,849
Average notional value — receives fixed rate	$1,932,882,218
Inflation swaps:
Average notional value — pays fixed rate	$192,636,664
Average notional value — receives fixed rate	$209,710,138
Total return swaps:
Average notional value	$263,337,344
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 9,650,862	$ 12,113,675
Forward foreign currency exchange contracts	7,662,610	9,515,001
Swaps — centrally cleared	346,934	—
Swaps — OTC(a)	15,898,565	23,901,592
Total derivative assets and liabilities in the Statements of Assets and Liabilities	33,558,971	45,530,268
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,997,796)	(12,113,675)
Total derivative assets and liabilities subject to an MNA	$ 23,561,175	$ 33,416,593

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 5,100,874	$ (2,505,524)	$ —	$ —	$ 2,595,350
Barclays Bank PLC	1,220,107	(1,220,107)	—	—	—
BNP Paribas SA	2,156,610	(1,405,132)	—	—	751,478
Citibank N.A.	1,570,853	(1,570,853)	—	—	—
Deutsche Bank AG	807,532	(275,232)	—	—	532,300
Goldman Sachs Bank USA	950,908	(950,908)	—	—	—
Goldman Sachs International	1,582,410	(743,593)	—	—	838,817
HSBC Bank PLC	6,870,085	(515,005)	—	(6,355,080)	—
JPMorgan Chase Bank N.A.	339,451	(339,451)	—	—	—
Morgan Stanley & Co. International PLC	1,301,162	(1,301,162)	—	—	—
Royal Bank of Canada	14,322	(14,322)	—	—	—
Societe Generale	190,442	(32,725)	—	—	157,717
Standard Chartered Bank	1,107,961	(1,107,961)	—	—	—
State Street Bank and Trust Co.	58,711	(58,711)	—	—	—
Toronto-Dominion Bank	173,931	(52,683)	—	—	121,248
UBS AG	115,816	(115,816)	—	—	—
	$ 23,561,175	$ (12,209,185)	$ —	$ (6,355,080)	$ 4,996,910

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 2,505,524	$ (2,505,524)	$ —	$ —	$ —
Barclays Bank PLC	8,609,152	(1,220,107)	—	—	7,389,045
BNP Paribas SA	1,405,132	(1,405,132)	—	—	—
Citibank N.A.	4,664,634	(1,570,853)	—	—	3,093,781
Deutsche Bank AG	275,232	(275,232)	—	—	—
Goldman Sachs Bank USA	4,215,923	(950,908)	—	—	3,265,015
Goldman Sachs International	743,593	(743,593)	—	—	—
HSBC Bank PLC	515,005	(515,005)	—	—	—
JPMorgan Chase Bank N.A.	472,140	(339,451)	—	(20,000)	112,689
Morgan Stanley & Co. International PLC	4,810,222	(1,301,162)	—	(3,509,060)	—
Royal Bank of Canada	848,909	(14,322)	—	—	834,587
SG Americas Securities LLC	2,473,616	—	—	—	2,473,616
Societe Generale	32,725	(32,725)	—	—	—
Standard Chartered Bank	1,166,655	(1,107,961)	—	—	58,694
State Street Bank and Trust Co.	94,091	(58,711)	—	—	35,380
Toronto-Dominion Bank	52,683	(52,683)	—	—	—
UBS AG	531,357	(115,816)	—	—	415,541
	$ 33,416,593	$ (12,209,185)	$ —	$ (3,529,060)	$ 17,678,348

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 115,016,515	$ —	$ 115,016,515
Common Stocks	703,783,756	—	—	703,783,756
Corporate Bonds	—	4,016,145,921	—	4,016,145,921
Non-Agency Mortgage-Backed Securities	—	1,515,913,655	—	1,515,913,655
U.S. Government Sponsored Agency Securities	—	746,056,320	—	746,056,320
Short-Term Securities
Money Market Funds	42,344,224	—	—	42,344,224
U.S. Treasury Obligations	—	42,685,536	—	42,685,536
	$746,127,980	$6,435,817,947	$—	$7,181,945,927
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 452,126	$ 15,898,565	$ —	$ 16,350,691
Foreign Currency Exchange Contracts	—	7,662,610	—	7,662,610
Interest Rate Contracts	10,726,984	9,104,017	—	19,831,001
Other Contracts	—	1,482,652	—	1,482,652
Liabilities
Credit Contracts	—	(638,241)	—	(638,241)
Equity Contracts	—	(23,901,592)	—	(23,901,592)
Foreign Currency Exchange Contracts	—	(9,515,001)	—	(9,515,001)
Interest Rate Contracts	(12,451,254)	(9,868,210)	—	(22,319,464)
Other Contracts	—	(209,628)	—	(209,628)
	$(1,272,144)	$(9,984,828)	$—	$(11,256,972)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
ASSETS
Investments, at value — unaffiliated(b)	$ 732,689,570	$ 7,139,601,703
Investments, at value — affiliated(c)	60,139,287	42,344,224
Cash	—	2,746,503
Cash pledged:
Collateral — exchange-traded options written	295,000	—
Collateral — OTC derivatives	—	54,646,429
Futures contracts	11,213,798	33,411,000
Centrally cleared swaps	20,043,230	38,205,000
Foreign currency, at value(d)	37,451,873	3,255,222
Receivables:
Investments sold	9,968,316	78,389,965
Options written	190,323	—
Swaps	34,747	264,811,464
TBA sale commitments	620,728	—
Capital shares sold	5,081,840	15,910,445
Dividends — unaffiliated	3,112	762,721
Dividends — affiliated	488,729	145,308
Interest — unaffiliated	6,919,723	56,807,214
Principal paydowns	28,943	901,323
Variation margin on futures contracts	1,777,417	9,650,862
Variation margin on centrally cleared swaps	316,003	346,934
Swap premiums paid	441,514	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	5,442,246	7,662,610
OTC swaps	104,707	15,898,565
Unfunded floating rate loan interests	8	—
Prepaid expenses	54,311	141,456
Total assets	893,305,425	7,765,638,948
LIABILITIES
Bank overdraft	23,132	—
Cash received:
Collateral — OTC derivatives	847,210	32,130,000
Collateral — TBA commitments	117,660	3,241,273
Options written, at value(e)	1,460,601	—
TBA sale commitments, at value(f)	621,160	—
Payables:
Investments purchased	87,545,380	734,772,067
Swaps	—	305,611,783
Accounting services fees	41,233	274,305
Administration fees	—	296,080
Capital shares redeemed	1,317,282	9,585,391
Custodian fees	85,691	130,464
Income dividend distributions	220,421	—
Investment advisory fees	241,813	3,990,898
Directors’ and Officer’s fees	155	11,226
Options written	55,211	—
Other accrued expenses	69,019	79,959
Professional fees	60,390	64,843
Service and distribution fees	17,876	81,804
Transfer agent fees	96,848	2,901,430
Variation margin on futures contracts	460,302	12,113,675
Swap premiums received	38,607	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,032,501	9,515,001
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
OTC swaps	$ 318,640	$ 23,901,592
Unfunded floating rate loan interests	23,166	—
Total liabilities	97,694,298	1,138,701,791
Commitments and contingent liabilities
NET ASSETS	$ 795,611,127	$ 6,626,937,157
NET ASSETS CONSIST OF
Paid-in capital	$ 914,664,105	$ 6,850,010,644
Accumulated loss	(119,052,978)	(223,073,487)
NET ASSETS	$ 795,611,127	$ 6,626,937,157
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$756,841,846	$7,115,038,217
(c) Investments, at cost—affiliated	$60,194,585	$42,344,224
(d) Foreign currency, at cost	$37,616,061	$3,160,888
(e) Premiums received	$1,866,714	$—
(f) Proceeds from TBA sale commitments	$620,728	$—

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
NET ASSET VALUE
Institutional
Net assets	$ 521,243,850	$ 6,076,703,427
Shares outstanding	101,188,934	596,263,597
Net asset value	$ 5.15	$ 10.19
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor A
Net assets	$ 75,639,530	$ 331,425,762
Shares outstanding	14,694,214	32,594,191
Net asset value	$ 5.15	$ 10.17
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor C
Net assets	$ 3,220,957	$ 14,977,916
Shares outstanding	626,298	1,490,307
Net asset value	$ 5.14	$ 10.05
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Class K
Net assets	$ 195,506,790	$ 203,830,052
Shares outstanding	37,986,516	20,004,586
Net asset value	$ 5.15	$ 10.19
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
INVESTMENT INCOME
Dividends — unaffiliated	$110,815	$8,270,925
Dividends — affiliated	928,519	914,078
Interest — unaffiliated	18,728,256	176,786,065
Other income — unaffiliated	—	257,065
Foreign taxes withheld	(62,602)	(22,998)
Total investment income	19,704,988	186,205,135
EXPENSES
Investment advisory	1,895,065	24,277,615
Transfer agent — class specific	474,063	3,656,516
Custodian	152,201	163,648
Service and distribution — class specific	109,297	456,446
Professional	91,096	93,014
Accounting services	59,880	352,359
Registration	55,514	91,582
Printing and postage	30,898	39,204
Directors and Officer	7,332	61,531
Administration	—	1,165,003
Administration — class specific	—	659,548
Miscellaneous	29,897	98,092
Total expenses excluding interest expense	2,905,243	31,114,558
Interest expense — unaffiliated	—	6,639
Total expenses	2,905,243	31,121,197
Less:
Administration fees waived by the Manager — class specific	—	(27,674)
Fees waived and/or reimbursed by the Manager	(502,147)	(13,074)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(331,307)	(2,793)
Total expenses after fees waived and/or reimbursed	2,071,789	31,077,656
Net investment income	17,633,199	155,127,479
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	(2,586,609)	(2,708,617)
Investments — affiliated	108,394	—
Forward foreign currency exchange contracts	(4,780,739)	(2,805,074)
Foreign currency transactions	(934,968)	97,499
Futures contracts	3,983,215	(7,485,137)
Options written	1,295,944	—
Swaps	(13,720,969)	69,911,462
	(16,635,732)	57,010,133

2024 BlackRock Semi-Annual Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	$(21,969,495)	$(9,764,364)
Investments — affiliated	(343,026)	—
Forward foreign currency exchange contracts	1,287,984	486,687
Foreign currency translations	98,335	(294,540)
Futures contracts	5,016,238	26,035,402
Options written	127,969	—
Swaps	(794,340)	2,863,009
Unfunded floating rate loan interests	(14,801)	—
	(16,591,136)	19,326,194
Net realized and unrealized gain (loss)	(33,226,868)	76,336,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,593,669)	$231,463,806
(a) Consolidated Statement of Operations.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(96,062)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$18,831	$—
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.		BlackRock Systematic Multi-Strategy Fund
	Six Months Ended 06/30/24 (unaudited)(a)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,633,199	$30,258,958	$155,127,479	$317,819,595
Net realized gain (loss)	(16,635,732)	19,313,735	57,010,133	(330,396,482)
Net change in unrealized appreciation (depreciation)	(16,591,136)	69,930	19,326,194	459,780,324
Net increase (decrease) in net assets resulting from operations	(15,593,669)	49,642,623	231,463,806	447,203,437
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income
Institutional	(6,133,963)	(9,333,079)	—	(272,485,926)
Investor A	(825,239)	(1,235,819)	—	(11,392,840)
Investor C	(24,539)	(32,040)	—	(550,599)
Class K	(2,361,729)	(2,803,968)	—	(8,764,440)
Return of capital
Institutional	—	(5,415,885)	—	(738,180)
Investor A	—	(810,166)	—	(34,860)
Investor C	—	(38,310)	—	(1,817)
Class K	—	(1,682,109)	—	(20,987)
Decrease in net assets resulting from distributions to shareholders	(9,345,470)	(21,351,376)	—	(293,989,649)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	61,155,912	28,764,869	(308,511,286)	(2,935,119,977)
NET ASSETS
Total increase (decrease) in net assets	36,216,773	57,056,116	(77,047,480)	(2,781,906,189)
Beginning of period	759,394,354	702,338,238	6,703,984,637	9,485,890,826
End of period	$795,611,127	$759,394,354	$6,626,937,157	$6,703,984,637

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Net asset value, beginning of period	$5.32	$5.12	$6.20	$6.38	$6.13	$5.81
Net investment income(b)	0.12	0.21	0.13	0.12	0.12	0.17
Net realized and unrealized gain (loss)	(0.23)	0.14	(1.05)	(0.19)	0.43	0.30
Net increase (decrease) from investment operations	(0.11)	0.35	(0.92)	(0.07)	0.55	0.47
Distributions(c)
From net investment income	(0.06)	(0.09)	—	(0.09)	(0.10)	(0.13)
From net realized gain	—	—	—	(0.01)	(0.20)	—
Return of capital	—	(0.06)	(0.16)	(0.01)	—	(0.02)
Total distributions	(0.06)	(0.15)	(0.16)	(0.11)	(0.30)	(0.15)
Net asset value, end of period	$5.15	$5.32	$5.12	$6.20	$6.38	$6.13
Total Return(d)
Based on net asset value	(1.99)%(e)	6.95%	(14.85)%	(1.08)%	9.04%	8.20%(f)
Ratios to Average Net Assets(g)
Total expenses	0.77%(h)	0.79%	0.82%(i)	0.81%(j)	0.80%	0.98%
Total expenses after fees waived and/or reimbursed	0.53%(h)	0.54%	0.59%(i)	0.61%(j)	0.54%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53%(h)	0.54%	0.57%(i)	0.61%(j)	0.53%	0.53%
Net investment income	4.67%(h)	4.06%	2.40%	1.88%	1.93%	2.84%
Supplemental Data
Net assets, end of period (000)	$521,244	$489,081	$479,103	$717,250	$671,817	$171,313
Portfolio turnover rate(k)	157%	382%	288%	354%	330%	373%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.78%, 0.55 and 0.53%, respectively.

(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/orreimbursed and excluding interest expense would have been 0.73%, 0.53 and 0.53%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Portfolio turnover rate (excluding MDRs)	90%	223%	195%	228%	234%	257%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Net asset value, beginning of period	$5.32	$5.12	$6.19	$6.38	$6.12	$5.80
Net investment income(b)	0.11	0.19	0.12	0.10	0.11	0.16
Net realized and unrealized gain (loss)	(0.22)	0.15	(1.04)	(0.19)	0.44	0.30
Net increase (decrease) from investment operations	(0.11)	0.34	(0.92)	(0.09)	0.55	0.46
Distributions(c)
From net investment income	(0.06)	(0.08)	—	(0.08)	(0.09)	(0.12)
From net realized gain	—	—	—	(0.01)	(0.20)	—
Return of capital	—	(0.06)	(0.15)	(0.01)	—	(0.02)
Total distributions	(0.06)	(0.14)	(0.15)	(0.10)	(0.29)	(0.14)
Net asset value, end of period	$5.15	$5.32	$5.12	$6.19	$6.38	$6.12
Total Return(d)
Based on net asset value	(2.11)%(e)	6.69%	(14.92)%	(1.49)%	8.95%	7.95%(f)
Ratios to Average Net Assets(g)
Total expenses	1.08%(h)	1.10%	1.12%(i)	1.08%(j)	1.10%	1.30%
Total expenses after fees waived and/or reimbursed	0.78%(h)	0.79%	0.84%(i)	0.86%(j)	0.80%	0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78%(h)	0.79%	0.82%(i)	0.86%(j)	0.78%	0.78%
Net investment income	4.42%(h)	3.78%	2.15%	1.65%	1.74%	2.60%
Supplemental Data
Net assets, end of period (000)	$75,640	$76,849	$83,094	$109,613	$91,388	$74,323
Portfolio turnover rate(k)	157%	382%	288%	354%	330%	373%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.08%, 0.80 and 0.78%, respectively.

(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/orreimbursed and excluding interest expense would have been 1.00%, 0.78% and 0.78%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Portfolio turnover rate (excluding MDRs)	90%	223%	195%	228%	234%	257%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Net asset value, beginning of period	$5.32	$5.12	$6.19	$6.37	$6.12	$5.80
Net investment income(b)	0.09	0.16	0.08	0.06	0.06	0.11
Net realized and unrealized gain (loss)	(0.23)	0.14	(1.04)	(0.19)	0.43	0.30
Net increase (decrease) from investment operations	(0.14)	0.30	(0.96)	(0.13)	0.49	0.41
Distributions(c)
From net investment income	(0.04)	(0.05)	—	(0.03)	(0.04)	(0.07)
From net realized gain	—	—	—	(0.01)	(0.20)	—
Return of capital	—	(0.05)	(0.11)	(0.01)	—	(0.02)
Total distributions	(0.04)	(0.10)	(0.11)	(0.05)	(0.24)	(0.09)
Net asset value, end of period	$5.14	$5.32	$5.12	$6.19	$6.37	$6.12
Total Return(d)
Based on net asset value	(2.66)%(e)	5.89%	(15.56)%	(2.07)%	7.97%	7.14%(f)
Ratios to Average Net Assets(g)
Total expenses	1.74%(h)	1.75%	1.79%(i)	1.83%(j)	1.93%	2.11%
Total expenses after fees waived and/or reimbursed	1.53%(h)	1.54%	1.59%(i)	1.63%(j)	1.55%	1.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53%(h)	1.54%	1.57%(i)	1.63%(j)	1.53%	1.53%
Net investment income	3.66%(h)	3.04%	1.40%	0.92%	1.03%	1.90%
Supplemental Data
Net assets, end of period (000)	$3,221	$3,624	$4,055	$5,555	$3,055	$4,973
Portfolio turnover rate(k)	157%	382%	288%	354%	330%	373%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.75%, 1.55 and 1.53%, respectively.

(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waivedand/or reimbursed and excluding interest expense would have been 1.73%, 1.53 and 1.53%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Portfolio turnover rate (excluding MDRs)	90%	223%	195%	228%	234%	257%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Net asset value, beginning of period	$5.32	$5.12	$6.19	$6.38	$6.13	$5.81
Net investment income(b)	0.12	0.21	0.13	0.12	0.13	0.17
Net realized and unrealized gain (loss)	(0.22)	0.14	(1.03)	(0.20)	0.42	0.31
Net increase (decrease) from investment operations	(0.10)	0.35	(0.90)	(0.08)	0.55	0.48
Distributions(c)
From net investment income	(0.07)	(0.09)	—	(0.09)	(0.10)	(0.14)
From net realized gain	—	—	—	(0.01)	(0.20)	—
Return of capital	—	(0.06)	(0.17)	(0.01)	—	(0.02)
Total distributions	(0.07)	(0.15)	(0.17)	(0.11)	(0.30)	(0.16)
Net asset value, end of period	$5.15	$5.32	$5.12	$6.19	$6.38	$6.13
Total Return(d)
Based on net asset value	(1.96)%(e)	7.01%	(14.67)%	(1.19)%	9.10%	8.26%(f)
Ratios to Average Net Assets(g)
Total expenses	0.62%(h)	0.64%	0.67%(i)	0.70%(j)	0.69%	0.89%
Total expenses after fees waived and/or reimbursed	0.48%(h)	0.49%	0.53%(i)	0.58%(j)	0.49%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48%(h)	0.49%	0.51%(i)	0.58%(j)	0.48%	0.48%
Net investment income	4.72%(h)	4.13%	2.43%	1.97%	2.01%	2.88%
Supplemental Data
Net assets, end of period (000)	$195,507	$189,840	$136,087	$119,076	$55,297	$33,655
Portfolio turnover rate(k)	157%	382%	288%	354%	330%	373%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/orreimbursed and excluding interest expense would have been 0.62%, 0.49% and 0.47%, respectively.

(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/orreimbursed and excluding interest expense would have been 0.60%, 0.48% and 0.48%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24(a) (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)

Portfolio turnover rate (excluding MDRs)	90%	223%	195%	228%	234%	257%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.84	$9.66	$10.45	$10.10	$9.88	$9.47
Net investment income(a)	0.24	0.38	0.21	0.11	0.14	0.23
Net realized and unrealized gain (loss)	0.11	0.24	(0.52)	0.51	0.21	0.56
Net increase (decrease) from investment operations	0.35	0.62	(0.31)	0.62	0.35	0.79
Distributions(b)
From net investment income	—	(0.44)	(0.47)	(0.18)	(0.13)	(0.18)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)	(0.20)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)	—
Total distributions	—	(0.44)	(0.48)	(0.27)	(0.13)	(0.38)
Net asset value, end of period	$10.19	$9.84	$9.66	$10.45	$10.10	$9.88
Total Return(d)
Based on net asset value	3.56%(e)	6.44%	(2.95)%	6.19%	3.57%	8.43%
Ratios to Average Net Assets(f)
Total expenses	0.93%(g)	0.94%	0.93%(h)	0.96%(h)	0.99%	1.29%
Total expenses after fees waived and/or reimbursed	0.93%(g)	0.93%	0.92%	0.95%	0.95%	0.95%
Total expenses after fees waived and/or reimbursed and excluding excise tax	0.93%(g)	0.93%	0.92%	0.95%	0.95%	0.95%
Net investment income	4.72%(g)	3.92%	2.08%	1.09%	1.38%	2.27%
Supplemental Data
Net assets, end of period (000)	$6,076,703	$6,214,876	$8,887,596	$7,451,022	$3,091,298	$277,782
Portfolio turnover rate(i)(j)	122%	344%	847%	936%	503%	442%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	72%	198%	399%	417%	258%	267%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.83	$9.64	$10.43	$10.09	$9.87	$9.46
Net investment income(a)	0.22	0.35	0.19	0.08	0.14	0.20
Net realized and unrealized gain (loss)	0.12	0.25	(0.53)	0.51	0.19	0.58
Net increase (decrease) from investment operations	0.34	0.60	(0.34)	0.59	0.33	0.78
Distributions(b)
From net investment income	—	(0.41)	(0.44)	(0.16)	(0.11)	(0.17)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)	(0.20)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)	—
Total distributions	—	(0.41)	(0.45)	(0.25)	(0.11)	(0.37)
Net asset value, end of period	$10.17	$9.83	$9.64	$10.43	$10.09	$9.87
Total Return(d)
Based on net asset value	3.46%(e)	6.19%	(3.23)%	5.85%	3.34%	8.25%
Ratios to Average Net Assets(f)
Total expenses	1.22%(g)	1.22%	1.19%(h)	1.23%	1.31%	1.60%
Total expenses after fees waived and/or reimbursed	1.20%(g)	1.20%	1.19%	1.20%	1.20%	1.20%
Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20%(g)	1.20%	1.19%	1.20%	1.20%	1.20%
Net investment income	4.41%(g)	3.64%	1.86%	0.81%	1.34%	1.95%
Supplemental Data
Net assets, end of period (000)	$331,426	$283,451	$453,650	$369,323	$179,389	$74,536
Portfolio turnover rate(i)(j)	122%	344%	847%	936%	503%	442%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	72%	198%	399%	417%	258%	267%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.75	$9.56	$10.35	$10.05	$9.87	$9.47
Net investment income(a)	0.18	0.28	0.11	0.02	0.01	0.08
Net realized and unrealized gain (loss)	0.12	0.24	(0.52)	0.50	0.24	0.62
Net increase (decrease) from investment operations	0.30	0.52	(0.41)	0.52	0.25	0.70
Distributions(b)
From net investment income	—	(0.33)	(0.37)	(0.13)	(0.07)	(0.10)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)	(0.20)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)	—
Total distributions	—	(0.33)	(0.38)	(0.22)	(0.07)	(0.30)
Net asset value, end of period	$10.05	$9.75	$9.56	$10.35	$10.05	$9.87
Total Return(d)
Based on net asset value	3.08%(e)	5.48%	(3.96)%	5.18%	2.55%	7.43%
Ratios to Average Net Assets(f)
Total expenses	1.90%(g)	1.90%	1.90%(h)	1.95%(h)	2.07%	2.51%
Total expenses after fees waived and/or reimbursed	1.90%(g)	1.90%	1.89%	1.94%	1.95%	1.95%
Total expenses after fees waived and/or reimbursed and excluding excise tax	1.90%(g)	1.90%	1.89%	1.94%	1.95%	1.95%
Net investment income	3.57%(g)	2.96%	1.09%	0.15%	0.10%	0.76%
Supplemental Data
Net assets, end of period (000)	$14,978	$16,432	$21,457	$17,977	$4,868	$305
Portfolio turnover rate(i)(j)	122%	344%	847%	936%	503%	442%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	72%	198%	399%	417%	258%	267%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Net asset value, beginning of period	$9.83	$9.65	$10.45	$10.10	$10.22
Net investment income(b)	0.24	0.40	0.23	0.17	0.01
Net realized and unrealized gain (loss)	0.12	0.23	(0.54)	0.46	(0.06)
Net increase (decrease) from investment operations	0.36	0.63	(0.31)	0.63	(0.05)
Distributions(c)
From net investment income	—	(0.45)	(0.48)	(0.19)	(0.07)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(d)
Return of capital	—	(0.00)(d)	—	—	(0.00)(d)
Total distributions	—	(0.45)	(0.49)	(0.28)	(0.07)
Net asset value, end of period	$10.19	$9.83	$9.65	$10.45	$10.10
Total Return(e)
Based on net asset value	3.66%(f)	6.59%	(2.93)%	6.28%	(0.53)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.82%(h)	0.83%	0.81%(i)	0.84%(i)	0.99%(h)
Total expenses after fees waived and/or reimbursed	0.82%(h)	0.82%	0.81%	0.83%	0.90%(h)
Total expenses after fees waived and/or reimbursed and excluding excise tax	0.82%(h)	0.82%	0.81%	0.83%	0.90%(h)
Net investment income	4.81%(h)	4.07%	2.32%	1.58%	0.35%(h)
Supplemental Data
Net assets, end of period (000)	$203,830	$189,225	$123,188	$37,071	$296
Portfolio turnover rate(j)(k)	122%	344%	847%	936%	503%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Portfolio turnover rate (excluding MDRs)	72%	198%	399%	417%	258%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and BlackRock Funds IV (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund is a series of the Trust.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Strategic Global Bond Fund, Inc.	Strategic Global Bond	Diversified
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Global Bond include the account of BlackRock Strategic Global Fund (Cayman) (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Global Bond and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Strategic Global Bond to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Global Bond may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $546,240, which is less than 0.1% of Strategic Global Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Global Bond, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly for Strategic Global Bond and declared and paid at least annually for Systematic Multi-Strategy.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Directors of the Fund and Board of Trustees of the Trust (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances.  For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)	relevant news and other public sources; and
(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Strategic Global Bond	Coreweave Compute Acquisition Co. II, LLC	$1,468,456	$ 1,468,456	$1,446,429	$ (22,027)
	Orion Group Holdco, LLC	35,582	35,353	35,361	8
	Orion Group Holdco, LLC	101,662	101,661	100,522	(1,139)
	Project Montage	93,154	93,154	93,154	—
					$ (23,158)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Strategic Global Bond	Systematic Multi-Strategy
First $1 billion	0.50%	0.80%
$1 billion — $3 billion	0.47	0.75
$3 billion — $5 billion	0.45	0.72
$5 billion — $10 billion	0.44	0.70
Greater than $10 billion	0.43	0.68
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees:  Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into a Distribution Agreement and  Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Strategic Global Bond		Systematic Multi-Strategy
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Strategic Global Bond	$ 92,633	$ 16,664	$ 109,297
Systematic Multi-Strategy	378,674	77,772	456,446
Administration:  The Trust, on behalf of Systematic Multi-Strategy, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy	$ 607,874	$ 30,294	$ 1,556	$ 19,824	$ 659,548
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 1,574	$ 1,180	$ 96	$ 308	$ 3,158
Systematic Multi-Strategy	9,233	809	103	305	10,450
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 386,430	$ 79,936	$ 2,100	$ 5,597	$ 474,063
Systematic Multi-Strategy	3,416,661	229,778	6,218	3,859	3,656,516
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Strategic Global Bond	$ 562
Systematic Multi-Strategy	340

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Strategic Global Bond	$ 181	$ 201
Systematic Multi-Strategy	—	333
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 10,541
Systematic Multi-Strategy	13,074
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 25,125
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K
Strategic Global Bond	0.53%	0.78%	1.53%	0.48%
Systematic Multi-Strategy	0.95	1.20	1.95	0.90
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended June 30, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 466,481
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Total
Systematic Multi-Strategy	$ 476	$ 27,198	$ 27,674

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 263,035	$ 61,409	$ 1,266	$ 5,597	$ 331,307
Systematic Multi-Strategy	—	2,793	—	—	2,793
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy	$128,434,763	$99,187,222	$1,314,872
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Strategic Global Bond	$ 807,988,243	$ 810,165,742	$ 295,799,712	$ 295,457,276
Systematic Multi-Strategy	6,764,411,493	6,677,931,641	1,771,043,157	1,858,741,575
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Strategic Global Bond	$ 469,578,573	$ 469,312,743
Systematic Multi-Strategy	3,514,767,255	3,511,669,713
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Strategic Global Bond	$ (81,206,888)	$ —
Systematic Multi-Strategy	(399,393,716)	(86,742,749)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Global Bond	$ 817,768,525	$ 24,670,240	$ (66,059,695)	$ (41,389,455)
Systematic Multi-Strategy	7,172,458,729	263,794,511	(265,564,285)	(1,769,774)
9.
BANK BORROWINGS
Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Global Bond
Institutional
Shares sold	22,137,488	$ 114,871,090	40,244,410	$ 206,603,521
Shares issued in reinvestment of distributions	1,092,295	5,645,922	2,666,767	13,697,021
Shares redeemed	(13,903,494)	(72,221,292)	(44,535,145)	(228,158,253)
	9,326,289	$ 48,295,720	(1,623,968)	$ (7,857,711)
Investor A
Shares sold and automatic conversion of shares	2,018,622	$ 10,461,416	3,389,746	$ 17,320,493
Shares issued in reinvestment of distributions	150,895	779,231	373,785	1,920,539
Shares redeemed	(1,919,891)	(9,966,125)	(5,545,948)	(28,460,358)
	249,626	$ 1,274,522	(1,782,417)	$ (9,219,326)
Investor C
Shares sold	64,269	$ 333,392	193,530	$ 994,039
Shares issued in reinvestment of distributions	4,775	24,620	13,790	70,883
Shares redeemed and automatic conversion of shares	(124,541)	(645,115)	(318,182)	(1,622,675)
	(55,497)	$ (287,103)	(110,862)	$ (557,753)
Class K
Shares sold	6,925,574	$ 35,897,123	16,479,631	$ 83,986,080
Shares issued in reinvestment of distributions	403,542	2,083,734	751,120	3,851,469
Shares redeemed	(5,030,832)	(26,108,084)	(8,119,163)	(41,437,890)
	2,298,284	$ 11,872,773	9,111,588	$ 46,399,659
	11,818,702	$ 61,155,912	5,594,341	$ 28,764,869

	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy
Institutional
Shares sold	88,041,998	$ 886,605,150	238,653,981	$ 2,320,026,704
Shares issued in reinvestment of distributions	—	—	26,379,018	259,375,786
Shares redeemed	(123,217,481)	(1,239,670,140)	(554,097,815)	(5,393,162,185)
	(35,175,483)	$ (353,064,990)	(289,064,816)	$ (2,813,759,695)
Investor A
Shares sold and automatic conversion of shares	6,292,995	$ 64,049,167	2,482,196	$ 24,126,595
Shares issued in reinvestment of distributions	—	—	1,156,559	11,358,241
Shares redeemed	(2,526,000)	(25,258,322)	(21,876,777)	(212,052,106)
	3,766,995	$ 38,790,845	(18,238,022)	$ (176,567,270)
Investor C
Shares sold	31,614	$ 316,004	118,841	$ 1,143,759
Shares issued in reinvestment of distributions	—	—	56,003	545,312
Shares redeemed and automatic conversion of shares	(226,142)	(2,250,665)	(734,076)	(7,055,728)
	(194,528)	$ (1,934,661)	(559,232)	$ (5,366,657)
Class K
Shares sold	3,217,049	$ 32,371,435	21,841,953	$ 210,870,391
Shares issued in reinvestment of distributions	—	—	407,601	4,001,989
Shares redeemed	(2,452,478)	(24,673,915)	(15,774,510)	(154,298,735)
	764,571	$ 7,697,520	6,475,044	$ 60,573,645
	(30,838,445)	$ (308,511,286)	(301,387,026)	$ (2,935,119,977)
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Systematic Multi-Strategy	29,354
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund and the Trust is paid by the Fund and the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(a)
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited(b)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
(a) For Systematic Multi-Strategy Fund only
(b) For Strategic Global Bond Fund only
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Strategic Global Bond Fund, Inc. and BlackRock Funds IV (together, the “Trusts” and each, a “Trust”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each of BlackRock Strategic Global Bond Fund, Inc., on behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Strategic Global Bond Fund”), and BlackRock Funds IV, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Systematic Multi-Strategy Fund”), (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Strategic Global Bond Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to the Strategic Global Bond Fund, its Morningstar Category (“Morningstar Category”) and, with respect to the Systematic Multi-Strategy Fund, in light of its outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Global Bond Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Strategic Global Bond Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered the Systematic Multi-Strategy Fund’s performance relative to the Systematic Multi-Strategy Fund’s Outcome-Oriented Performance Metrics, including a total return target. The Board noted that for each of the one-, three-, and five-year periods reported, the Systematic Multi-Strategy Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Systematic Multi-Strategy Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Systematic Multi-Strategy Fund’s underperformance relative to its total return target during the applicable periods.

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Strategic Global Bond Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Global Bond Fund’s Expense Peers. The Board also noted that the Strategic Global Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Global Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Global Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Global Bond Fund’s total expenses as a percentage of the Strategic Global Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Systematic Multi-Strategy Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Systematic Multi-Strategy Fund’s Expense Peers. The Board further noted that the Systematic Multi-Strategy Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Systematic Multi-Strategy Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Systematic Multi-Strategy Fund decreases below certain contractually specified levels. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Systematic Multi-Strategy Fund’s total expenses as a percentage of the Systematic Multi-Strategy Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each of BlackRock Strategic Global Bond Fund, Inc., on behalf of the Strategic Global Bond Fund, and BlackRock Funds IV, on behalf of the Systematic Multi-Strategy Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund and (2) the Manager and BRS, with respect to the Strategic Global Bond Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai InterBank Overnight Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:   /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds IV

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds IV

Date: August 22, 2024

By:   /s/ Trent Walker

Trent Walker

Chief Financial Officer (principal financial officer) of

BlackRock Funds IV

Date: August 22, 2024